UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

 OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03599

Name of Registrant: The Royce Fund

Address of Registrant: One Madison Avenue

 New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq. One Madison Avenue New York, NY 10010

Registrant's telephone number, including area code: (212) 508-4500

 Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – December 31, 2024

Item 1. Reports to Shareholders.

The Royce Funds	December 31, 2024

Royce Small-Cap Fund Consultant Class—RYPCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Consultant Class	$201	1.95%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 6.09% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE SMALL-CAP FUND—CONSULTANT CLASS (RYPCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	6.09	8.29	7.74
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

 2

ROYCE SMALL-CAP FUND—CONSULTANT CLASS (RYPCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           PMF-CC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Small-Cap Fund Investment Class—PENNX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Investment Class	$96	0.93%

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 7.07% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE SMALL-CAP FUND—INVESTMENT CLASS (PENNX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	7.07	9.38	8.83
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

 2

ROYCE SMALL-CAP FUND—INVESTMENT CLASS (PENNX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/ or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           PMF-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Small-Cap Fund Institutional Class—RPMIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Institutional Class	$92	0.89%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 7.23% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE SMALL-CAP FUND—INSTITUTIONAL CLASS (RPMIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Institutional Class	7.23	9.45	8.92
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

 2

ROYCE SMALL-CAP FUND—INSTITUTIONAL CLASS (RPMIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           PMF-INC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Small-Cap Fund Service Class—RYPFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Fund—Service Class	$131	1.27%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Fund advanced 6.83% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, capital markets (Financials), machinery (Industrials), and insurance (Financials) contributed most.

The Fund’s top contributor was First Citizens BancShares Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Consumer Discretionary and Energy.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and interactive media & services (Communication Services) were the largest detractors.

The Fund’s top detractor was Enovis Corporation.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE SMALL-CAP FUND—SERVICE CLASS (RYPFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	6.83	9.07	8.48
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,870
Number of Holdings	285
2024 Portfolio Turnover Rate	37%
Advisory Fees Paid in 2024 (Millions)	$14.5

 2

ROYCE SMALL-CAP FUND—SERVICE CLASS (RYPFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Arcosa	2.0
Air Lease Cl. A	1.5
Assured Guaranty	1.4
SEI Investments	1.4
Element Solutions	1.4
PAR Technology	1.4
Haemonetics Corporation	1.3
E-L Financial	1.2
Enovis Corporation	1.1
Onto Innovation	1.0

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the Fund’s name was changed from Royce Pennsylvania Mutual Fund to Royce Small-Cap Fund.

The Fund’s new non-fundamental investment policy, which requires it to invest at least 80% of its net assets in equity securities of small-cap companies under normal circumstances, became effective May 1, 2024.

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated. Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, the Fund’s portfolio managers are Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, Miles Lewis, and Andrew S. Palen while Francis D. Gannon, a Royce Co-Chief Investment Officer, monitors and, from time to time, adjusts allocations across various segments of the Fund’s portfolio.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           PMF-SC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Dividend Value Fund Investment Class—RDVIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Dividend Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Dividend Value Fund—Investment Class	$120	1.09%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Dividend Value Fund advanced 20.09% for the year, outperforming its benchmark, the Russell 2500 Index, which was up 12.00% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Materials.

At the industry level, capital markets (Financials), trading companies & distributors (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Financials contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Energy.

At the industry level, machinery (Industrials), household durables (Consumer Discretionary), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Spirax Group.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2500 Index.

 1

ROYCE DIVIDEND VALUE FUND—INVESTMENT CLASS (RDVIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	20.09	10.02	9.02
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$70
Number of Holdings	46
2024 Portfolio Turnover Rate	62%
Advisory Fees Paid in 2024 (Millions)	$0.6

 2

ROYCE DIVIDEND VALUE FUND—INVESTMENT CLASS (RDVIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Advance Auto Parts	4.0
Academy Sports & Outdoors	3.8
SEI Investments	3.7
Kyndryl Holdings	3.4
Assured Guaranty	3.3
Axis Capital Holdings	2.8
FTAI Aviation	2.8
AptarGroup	2.7
Kulicke & Soffa Industries	2.6
Vontier Corporation	2.5

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2500 Index is an index of the 2,500 smallest publicly traded U.S. companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RDV-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Dividend Value Fund Service Class—RYDVX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Dividend Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Dividend Value Fund—Service Class	$147	1.34%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Dividend Value Fund advanced 19.62% for the year, outperforming its benchmark, the Russell 2500 Index, which was up 12.00% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Materials.

At the industry level, capital markets (Financials), trading companies & distributors (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Financials contributed most to relative results versus the Russell 2500 Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Energy.

At the industry level, machinery (Industrials), household durables (Consumer Discretionary), and chemicals (Materials) were the largest detractors.

The Fund’s top detractor was Spirax Group.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2500 Index.

 1

ROYCE DIVIDEND VALUE FUND—SERVICE CLASS (RYDVX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	19.62	9.77	8.74
Russell 3000 Index	23.81	13.86	12.55
Russell 2500 Index	12.00	8.77	8.85
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$70
Number of Holdings	46
2024 Portfolio Turnover Rate	62%
Advisory Fees Paid in 2024 (Millions)	$0.6

 2

ROYCE DIVIDEND VALUE FUND—SERVICE CLASS (RYDVX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Advance Auto Parts	4.0
Academy Sports & Outdoors	3.8
SEI Investments	3.7
Kyndryl Holdings	3.4
Assured Guaranty	3.3
Axis Capital Holdings	2.8
FTAI Aviation	2.8
AptarGroup	2.7
Kulicke & Soffa Industries	2.6
Vontier Corporation	2.5

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective September 30, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2500 Index is an index of the 2,500 smallest publicly traded U.S. companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RDV-SC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce International Premier Fund Investment Class—RIPNX

Annual Shareholder Report

This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce International Premier Fund—Investment Class	$115	1.19%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund declined 7.17% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 3.36% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Communication Services, Real Estate and Financials.

At the industry level, electronic equipment, instruments & components (Information Technology), interactive media & services (Communication Services), and commercial services & supplies (Industrials) were the largest contributors.

At the country level, Sweden, Poland, and South Korea were the largest contributors.

The Fund’s top contributor was Marlowe.

An underweight in Real Estate contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Industrials and Materials.

At the industry level, health care providers & services (Health Care), software (Information Technology), and chemicals (Materials) detracted most.

At the country level, Australia, Canada, and France were the largest detractors.

The Fund’s top detractor was CVS Group.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

 1

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	-7.17	-2.10	5.53
MSCI ACWI ex USA IMI Index	5.23	4.12	4.91
MSCI ACWI ex USA Small Cap Index	3.36	4.30	5.66

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$179
Number of Holdings	54
2024 Portfolio Turnover Rate	31%
Advisory Fees Paid in 2024 (Millions)	$3.1

 2

ROYCE INTERNATIONAL PREMIER FUND—INVESTMENT CLASS (RIPNX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.3	Japan	23.8
Zuken	3.0	United Kingdom	18.9
DiscoverIE Group	2.9	Sweden	7.0
Maruwa	2.6	France	6.5
Johns Lyng Group	2.6	Australia	6.4
JTC	2.5	Italy	6.0
Ashtead Technology Holdings	2.3	Germany	4.8
Intertek Group	2.3	Switzerland	4.7
Vitec Software Group Cl. B	2.3	South Korea	3.3
Riken Keiki	2.3	[1] Represents countries that are 3% or more of net assets.
		[2] Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. The MSCI ACWI ex USA Small Cap Index is an unmanaged, capitalization-weighted index of global small-cap stocks, excluding the United States. The MSCI ACWI ex USA Investable Market (IMI) Index is an unmanaged index of large-, mid-, and small-cap global stocks, excluding the United States. Index returns include net reinvested dividends and/or interest income. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RIP-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce International Premier Fund Institutional Class—RIPIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

 .

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce International Premier Fund—Institutional Class	$100	1.04%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund declined -7.03% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 3.36% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Communication Services, Real Estate and Financials.

At the industry level, electronic equipment, instruments & components (Information Technology), interactive media & services (Communication Services), and commercial services & supplies (Industrials) were the largest contributors.

At the country level, Sweden, Poland, and South Korea were the largest contributors.

The Fund’s top contributor was Marlowe.

An underweight in Real Estate contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Industrials and Materials.

At the industry level, health care providers & services (Health Care), software (Information Technology), and chemicals (Materials) detracted most.

At the country level, Australia, Canada, and France were the largest detractors.

The Fund’s top detractor was CVS Group.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

 1

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Institutional Class	-7.03	-1.96	5.55
MSCI ACWI ex USA IMI Index	5.23	4.12	4.91
MSCI ACWI ex USA Small Cap Index	3.36	4.30	5.66

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$179
Number of Holdings	54
2024 Portfolio Turnover Rate	31%
Advisory Fees Paid in 2024 (Millions)	$3.1

 2

ROYCE INTERNATIONAL PREMIER FUND—INSTITUTIONAL CLASS (RIPIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.3	Japan	23.8
Zuken	3.0	United Kingdom	18.9
DiscoverIE Group	2.9	Sweden	7.0
Maruwa	2.6	France	6.5
Johns Lyng Group	2.6	Australia	6.4
JTC	2.5	Italy	6.0
Ashtead Technology Holdings	2.3	Germany	4.8
Intertek Group	2.3	Switzerland	4.7
Vitec Software Group Cl. B	2.3	South Korea	3.3
Riken Keiki	2.3	[1] Represents countries that are 3% or more of net assets.
		[2] Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. The MSCI ACWI ex USA Small Cap Index is an unmanaged, capitalization-weighted index of global small-cap stocks, excluding the United States. The MSCI ACWI ex USA Investable Market (IMI) Index is an unmanaged index of large-, mid-, and small-cap global stocks, excluding the United States. Index returns include net reinvested dividends and/or interest income. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RIP-INC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce International Premier Fund Service Class—RYIPX

Annual Shareholder Report

This annual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce International Premier Fund—Service Class	$139	1.44%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce International Premier Fund declined -7.36% for the year, lagging its benchmark, the MSCI ACWI ex USA Small Cap Index, which was up 3.36% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Communication Services, Real Estate and Financials.

At the industry level, electronic equipment, instruments & components (Information Technology), interactive media & services (Communication Services), and commercial services & supplies (Industrials) were the largest contributors.

At the country level, Sweden, Poland, and South Korea were the largest contributors.

The Fund’s top contributor was Marlowe.

An underweight in Real Estate contributed most to relative results versus the MSCI ACWI ex USA Small Cap Index.

Top Detractors from Performance

The sectors making the largest detractions were Health Care, Industrials and Materials.

At the industry level, health care providers & services (Health Care), software (Information Technology), and chemicals (Materials) detracted most.

At the country level, Australia, Canada, and France were the largest detractors.

The Fund’s top detractor was CVS Group.

Stock selection within Industrials detracted most from relative results versus the MSCI ACWI ex USA Small Cap Index.

 1

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	-7.36	-2.34	5.28
MSCI ACWI ex USA IMI Index	5.23	4.12	4.91
MSCI ACWI ex USA Small Cap Index	3.36	4.30	5.66

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$179
Number of Holdings	54
2024 Portfolio Turnover Rate	31%
Advisory Fees Paid in 2024 (Millions)	$3.1

 2

ROYCE INTERNATIONAL PREMIER FUND—SERVICE CLASS (RYIPX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.3	Japan	23.8
Zuken	3.0	United Kingdom	18.9
DiscoverIE Group	2.9	Sweden	7.0
Maruwa	2.6	France	6.5
Johns Lyng Group	2.6	Australia	6.4
JTC	2.5	Italy	6.0
Ashtead Technology Holdings	2.3	Germany	4.8
Intertek Group	2.3	Switzerland	4.7
Vitec Software Group Cl. B	2.3	South Korea	3.3
Riken Keiki	2.3	[1] Represents countries that are 3% or more of net assets.
		[2] Securities are categorized by the country of their headquarters.

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. The MSCI ACWI ex USA Small Cap Index is an unmanaged, capitalization-weighted index of global small-cap stocks, excluding the United States. The MSCI ACWI ex USA Investable Market (IMI) Index is an unmanaged index of large-, mid-, and small-cap global stocks, excluding the United States. Index returns include net reinvested dividends and/or interest income. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RIP-SC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Micro-Cap Fund Consultant Class—RYMCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Consultant Class	$238	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 12.17% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE MICRO-CAP FUND—CONSULTANT CLASS (RYMCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	12.17	10.09	6.34
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$306
Number of Holdings	140
2024 Portfolio Turnover Rate	18%
Advisory Fees Paid in 2024 (Millions)	$3.1

 2

ROYCE MICRO-CAP FUND—CONSULTANT CLASS (RYMCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Natural Gas Services Group	1.5
Graham Corporation	1.5
American Outdoor Brands	1.4
BayCom Corp.	1.3
QuinStreet	1.3
IMAX Corporation	1.3
FARO Technologies	1.3
NPK International	1.3
CECO Environmental	1.2
Artivion	1.2

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED          RMC-CC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Micro-Cap Fund Investment Class—RYOTX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Investment Class	$131	1.23%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.37% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE MICRO-CAP FUND—INVESTMENT CLASS (RYOTX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	13.37	11.31	7.51
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$306
Number of Holdings	140
2024 Portfolio Turnover Rate	18%
Advisory Fees Paid in 2024 (Millions)	$3.1

 2

ROYCE MICRO-CAP FUND—INVESTMENT CLASS (RYOTX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Natural Gas Services Group	1.5
Graham Corporation	1.5
American Outdoor Brands	1.4
BayCom Corp.	1.3
QuinStreet	1.3
IMAX Corporation	1.3
FARO Technologies	1.3
NPK International	1.3
CECO Environmental	1.2
Artivion	1.2

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RMC-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Micro-Cap Fund Service Class—RMCFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Micro-Cap Fund—Service Class	$159	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Micro-Cap Fund advanced 13.01% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE MICRO-CAP FUND—SERVICE CLASS (RMCFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	13.01	11.02	7.33
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$306
Number of Holdings	140
2024 Portfolio Turnover Rate	18%
Advisory Fees Paid in 2024 (Millions)	$3.1

 2

ROYCE MICRO-CAP FUND—SERVICE CLASS (RMCFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Natural Gas Services Group	1.5
Graham Corporation	1.5
American Outdoor Brands	1.4
BayCom Corp.	1.3
QuinStreet	1.3
IMAX Corporation	1.3
FARO Technologies	1.3
NPK International	1.3
CECO Environmental	1.2
Artivion	1.2

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RMC-SC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Small-Cap Opportunity Fund Consultant Class—ROFCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Consultant Class	$234	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 9.06% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

 1

ROYCE SMALL-CAP OPPORTUNITY FUND—CONSULTANT CLASS (ROFCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	9.06	11.37	8.57
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

 2

ROYCE SMALL-CAP OPPORTUNITY FUND—CONSULTANT CLASS (ROFCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           ROF-CC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Small-Cap Opportunity Fund Investment Class—RYPNX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Investment Class	$128	1.22%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 10.30% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

 1

ROYCE SMALL-CAP OPPORTUNITY FUND—INVESTMENT CLASS (RYPNX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	10.30	12.61	9.78
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

 2

ROYCE SMALL-CAP OPPORTUNITY FUND—INVESTMENT CLASS (RYPNX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalizationweighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED          ROF-IC-ATSR-1224

3

The Royce Funds	December 31, 2024

Royce Small-Cap Opportunity Fund Institutional Class—ROFIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Institutional Class	$118	1.12%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 10.43% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—INSTITUTIONAL CLASS (ROFIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns

Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	10.43	12.73	9.90
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

2

ROYCE SMALL-CAP OPPORTUNITY FUND—INSTITUTIONAL CLASS (ROFIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED ROF-INC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Opportunity Fund R Class—ROFRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—R Class	$194	1.85%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 9.54% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—R CLASS (ROFRX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
R Class	9.54	11.89	9.08
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

2

ROYCE SMALL-CAP OPPORTUNITY FUND—R CLASS (ROFRX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED ROF-RC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Opportunity Fund Service Class—RYOFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Opportunity Fund—Service Class	$156	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Opportunity Fund advanced 9.99% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Energy.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was Solaris Energy Infrastructure Cl. A.

Stock selection within Energy contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), automobile components (Consumer Discretionary), and professional services (Industrials) were the largest detractors.

The Fund’s top detractor was Stoneridge.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP OPPORTUNITY FUND—SERVICE CLASS (RYOFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	9.99	12.31	9.46
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$1,172
Number of Holdings	226
2024 Portfolio Turnover Rate	35%
Advisory Fees Paid in 2024 (Millions)	$12.4

2

ROYCE SMALL-CAP OPPORTUNITY FUND—SERVICE CLASS (RYOFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Solaris Energy Infrastructure Cl. A	1.0
Kyndryl Holdings	1.0
Chart Industries	1.0
Lakeland Industries	0.9
Select Water Solutions Cl. A	0.9
Azenta	0.9
Knowles Corporation	0.9
CECO Environmental	0.8
FARO Technologies	0.8
Healthcare Services Group	0.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective September 30, 2024, Brendan J. Hartman is the Fund’s lead portfolio manager, James P. Stoeffel and James J. Harvey are portfolio managers, and Kavitha Venkatraman is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED ROF-SC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Premier Fund Consultant Class—RPRCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Premier Fund—Consultant Class	$226	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 1.94% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

1

ROYCE PREMIER FUND—CONSULTANT CLASS (RPRCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Consultant Class	1.94	5.54	7.41
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

2

ROYCE PREMIER FUND—CONSULTANT CLASS (RPRCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RPR-CC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Premier Fund Investment Class—RYPRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Investment Class	$121	1.19%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 2.97% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE PREMIER FUND—INVESTMENT CLASS (RYPRX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	2.97	6.71	8.60
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

 2

ROYCE PREMIER FUND—INVESTMENT CLASS (RYPRX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RPR-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Premier Fund Institutional Class—RPFIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Institutional Class	$114	1.12%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 3.09% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE PREMIER FUND—INSTITUTIONAL CLASS (RPFIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Institutional Class	3.09	6.79	8.67
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

 2

ROYCE PREMIER FUND—INSTITUTIONAL CLASS (RPFIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RPR-INC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Premier Fund Service Class—RPFFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Premier Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Premier Fund advanced 2.71% for the year, lagging its benchmark, the Russell 2000 Index, which was up 11.54% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials and Consumer Discretionary.

At the industry level, capital markets (Financials), machinery (Industrials), and construction & engineering (Industrials) contributed most.

The Fund’s top contributor was Ralph Lauren Cl. A.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Index.

Top Detractors from Performance

The sectors making the largest detractions were Materials, Health Care and Communication Services.

At the industry level, chemicals (Materials), health care equipment & supplies (Health Care), and electronic equipment, instruments & components (Information Technology) were the largest detractors.

The Fund’s top detractor was Quaker Houghton.

Stock selection within Information Technology detracted most from relative results versus the Russell 2000 Index.

 1

ROYCE PREMIER FUND—SERVICE CLASS (RPFFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	2.71	6.39	8.26
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$1,284
Number of Holdings	50
2024 Portfolio Turnover Rate	12%
Advisory Fees Paid in 2024 (Millions)	$14.2

 2

ROYCE PREMIER FUND—SERVICE CLASS (RPFFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

SEI Investments	3.3
Arcosa	3.1
MKS Instruments	3.0
FirstService Corporation	3.0
JBT Marel	2.9
Innospec	2.9
ESCO Technologies	2.8
Stella-Jones	2.7
Colliers International Group	2.6
TMX Group	2.65

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Lauren A. Romeo and Steven G. McBoyle are the Fund’s co-lead portfolio managers, and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance, Expense and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RPR-SC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Small-Cap Special Equity Fund Consultant Class—RSQCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Consultant Class	$226	2.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 2.00% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions came from Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

ROYCE SMALL-CAP SPECIAL EQUITY FUND—CONSULTANT CLASS (RSQCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Consultant Class	2.00	6.30	5.04
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—CONSULTANT CLASS (RSQCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RSE-CC-ATSR-1224

The Royce Funds	December 31, 2024

Royce Small-Cap Special Equity Fund Investment Class—RYSEX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Investment Class	$124	1.22%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.05% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INVESTMENT CLASS (RYSEX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	3.05	7.46	6.16
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INVESTMENT CLASS (RYSEX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RSE-IC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Special Equity Fund Institutional Class—RSEIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Institutional Class	$115	1.13%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 3.11% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INSTITUTIONAL CLASS (RSEIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	3.11	7.56	6.25
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—INSTITUTIONAL CLASS (RSEIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RSE-INC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Special Equity Fund Service Class—RSEFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Special Equity Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Special Equity Fund advanced 2.77% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Materials, Industrials and Communication Services.

At the industry level, construction materials (Materials), machinery (Industrials), and paper & forest products (Materials) contributed most.

The Fund’s top contributor was United States Lime & Minerals.

Stock selection within Materials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Consumer Staples and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), consumer staples distribution & retail (Consumer Staples), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Vishay Intertechnology.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP SPECIAL EQUITY FUND—SERVICE CLASS (RSEFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	2.77	7.21	5.92
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$615
Number of Holdings	32
2024 Portfolio Turnover Rate	5%
Advisory Fees Paid in 2024 (Millions)	$7.2

2

ROYCE SMALL-CAP SPECIAL EQUITY FUND—SERVICE CLASS (RSEFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Mueller Industries	6.6
TEGNA	5.7
Standard Motor Products	5.3
United States Lime & Minerals	4.9
Vishay Intertechnology	4.4
Ennis	4.3
NVE Corporation	4.3
John B. Sanfilippo & Son	3.9
Ingles Markets Cl. A	3.6
Marcus & Millichap	3.6

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, Charles R. Dreifus is the Fund’s portfolio manager, and Steven G. McBoyle and Tim Hipskind are the Fund’s assistant portfolio managers.

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RSE-SC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Total Return Fund Consultant Class—RYTCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Consultant Class	$230	2.20%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 8.79% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—CONSULTANT CLASS (RYTCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Consultant Class	8.79	8.01	7.22
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

2

ROYCE SMALL-CAP TOTAL RETURN FUND—CONSULTANT CLASS (RYTCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Consultant Class shares redeemed within 365 days of purchase may be subject to a 1% contingent deferred sales charge, payable to the Fund’s distributor, Royce Fund Services, LLC, which is not reflected in the performance shown above; if it were, performance would be lower. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RTR-CC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Total Return Fund Investment Class—RYTRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Investment Class	$123	1.17%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 10.03% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RYTRX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	10.03	9.11	8.29
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

2

ROYCE SMALL-CAP TOTAL RETURN FUND—INVESTMENT CLASS (RYTRX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RTR-IC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Total Return Fund Institutional Class—RTRIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Institutional Class	$112	1.07%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 10.19% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—INSTITUTIONAL CLASS (RTRIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	10.19	9.22	8.41
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

2

ROYCE SMALL-CAP TOTAL RETURN FUND—INSTITUTIONAL CLASS (RTRIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 1, 2024, Royce Investment Partners, investment adviser to the Fund, has contractually agreed, and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02% through April 30, 2025.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RTR-INC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Total Return Fund R Class—RTRRX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—R Class	$194	1.85%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 9.26% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—R CLASS (RTRRX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
R Class	9.26	8.38	7.60
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

2

ROYCE SMALL-CAP TOTAL RETURN FUND—R CLASS (RTRRX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RTR-RC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Total Return Fund Service Class—RYTFX

 Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Total Return Fund—Service Class	$154	1.47%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Total Return Fund advanced 9.69% for the year, outperforming its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, insurance (Financials), trading companies & distributors (Industrials), and capital markets (Financials) contributed most.

The Fund’s top contributor was International General Insurance Holdings.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Energy.

At the industry level, interactive media & services (Communication Services), specialty retail (Consumer Discretionary), and household durables (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Teradata Corporation.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP TOTAL RETURN FUND—SERVICE CLASS (RYTFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	9.69	8.82	7.99
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$998
Number of Holdings	62
2024 Portfolio Turnover Rate	51%
Advisory Fees Paid in 2024 (Millions)	$9.7

2

ROYCE SMALL-CAP TOTAL RETURN FUND—SERVICE CLASS (RYTFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Academy Sports & Outdoors	3.6
Kyndryl Holdings	3.4
Advance Auto Parts	3.2
Assured Guaranty	3.0
Kulicke & Soffa Industries	2.9
Barrett Business Services	2.8
International General Insurance Holdings	2.8
Hackett Group (The)	2.7
Healthcare Services Group	2.5
Air Lease Cl. A	2.4

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

Effective July 31, 2024, Charles M. Royce no longer serves as a portfolio manager of the Fund.

Effective July 31, 2024, Miles Lewis is the Fund’s lead portfolio manager, Joseph Hintz is portfolio manager, and Jag Sriram is assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RTR-SC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Smaller-Companies Growth Fund Investment Class—RVPHX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period and changes that occurred on January 1, 2025.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Investment Class	$138	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 22.15% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 15.15% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Industrials and Health Care.

At the industry level, trading companies & distributors (Industrials), semiconductors & semiconductor equipment (Information Technology), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The sectors making the largest detractions were Financials, Materials and Real Estate.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and machinery (Industrials) were the largest detractors.

The Fund’s top detractor was CVRx.

Stock selection within Financials detracted most from relative results versus the Russell 2000 Growth Index.

1

ROYCE SMALLER-COMPANIES GROWTH FUND—INVESTMENT CLASS (RVPHX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	22.15	9.45	8.38
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$188
Number of Holdings	78
2024 Portfolio Turnover Rate	73%
Advisory Fees Paid in 2024 (Millions)	$1.8

2

ROYCE SMALLER-COMPANIES GROWTH FUND—INVESTMENT CLASS (RVPHX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
ACV Auctions Cl. A	2.7
Cantaloupe	2.5
Distribution Solutions Group	2.2
Semtech Corporation	2.1
Abacus Life	2.0
Freshpet	2.0
Guardian Pharmacy Services Cl. A	1.9
PAR Technology	1.9
Mirion Technologies Cl. A	1.9
Golar LNG	1.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

Effective January 1, 2025, Royce Investment Partners, investment adviser to the Fund, has contractually agreed, and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02% through April 30, 2025.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Growth Index consists of the growth stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RVP-IC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Smaller-Companies Growth Fund Institutional Class—RVPIX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred on January 1, 2025.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Institutional Class	$138	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 22.09% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 15.15% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Industrials and Health Care.

At the industry level, trading companies & distributors (Industrials), semiconductors & semiconductor equipment (Information Technology), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The sectors making the largest detractions were Financials, Materials and Real Estate.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and machinery (Industrials) were the largest detractors.

The Fund’s top detractor was CVRx.

Stock selection within Financials detracted most from relative results versus the Russell 2000 Growth Index.

1

ROYCE SMALLER-COMPANIES GROWTH FUND—INSTITUTIONAL CLASS (RVPIX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $1,000,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Institutional Class	22.09	9.49	8.43
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$188
Number of Holdings	78
2024 Portfolio Turnover Rate	73%
Advisory Fees Paid in 2024 (Millions)	$1.8

2

ROYCE SMALLER-COMPANIES GROWTH FUND—INSTITUTIONAL CLASS (RVPIX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
ACV Auctions Cl. A	2.7
Cantaloupe	2.5
Distribution Solutions Group	2.2
Semtech Corporation	2.1
Abacus Life	2.0
Freshpet	2.0
Guardian Pharmacy Services Cl. A	1.9
PAR Technology	1.9
Mirion Technologies Cl. A	1.9
Golar LNG	1.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective January 1, 2025, Royce Investment Partners, investment adviser to the Fund, has contractually agreed, and without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Institutional Class’s net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.02% through April 30, 2025.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Growth Index consists of the growth stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RVP-INC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Smaller-Companies Growth Fund Service Class—RYVPX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Smaller-Companies Growth Fund—Service Class	$165	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Smaller-Companies Growth Fund advanced 21.84% for the year, outperforming its benchmark, the Russell 2000 Growth Index, which was up 15.15% for the same period.

•	The Fund’s advantage over its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Industrials and Health Care.

At the industry level, trading companies & distributors (Industrials), semiconductors & semiconductor equipment (Information Technology), and pharmaceuticals (Health Care) contributed most.

The Fund’s top contributor was FTAI Aviation.

Stock selection within Health Care contributed most to relative results versus the Russell 2000 Growth Index.

Top Detractors from Performance

The sectors making the largest detractions were Financials, Materials and Real Estate.

At the industry level, health care equipment & supplies (Health Care), chemicals (Materials), and machinery (Industrials) were the largest detractors.

The Fund’s top detractor was CVRx.

Stock selection within Financials detracted most from relative results versus the Russell 2000 Growth Index.

1

ROYCE SMALLER-COMPANIES GROWTH FUND—SERVICE CLASS (RYVPX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	21.84	9.17	8.09
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$188
Number of Holdings	78
2024 Portfolio Turnover Rate	73%
Advisory Fees Paid in 2024 (Millions)	$1.8

2

ROYCE SMALLER-COMPANIES GROWTH FUND—SERVICE CLASS (RYVPX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
ACV Auctions Cl. A	2.7
Cantaloupe	2.5
Distribution Solutions Group	2.2
Semtech Corporation	2.1
Abacus Life	2.0
Freshpet	2.0
Guardian Pharmacy Services Cl. A	1.9
PAR Technology	1.9
Mirion Technologies Cl. A	1.9
Golar LNG	1.8

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Growth Index consists of the growth stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RVP-SC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Value Fund Investment Class—RVVHX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Investment Class	$126	1.24%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 3.44% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection in Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP VALUE FUND—INVESTMENT CLASS (RVVHX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Investment Class	3.44	7.28	5.93
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$109
Number of Holdings	81
2024 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2024 (Millions)	$1.2

2

ROYCE SMALL-CAP VALUE FUND—INVESTMENT CLASS (RVVHX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Sanmina Corporation	1.9
Flex	1.9
Village Super Market Cl. A	1.9
Tiptree	1.9
Buckle (The)	1.9
Allison Transmission Holdings	1.9
IBEX	1.8
Jabil	1.7
Lear Corporation	1.7
Diebold Nixdorf	1.7

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Investment Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Certain immaterial adjustments were made to the net assets of Royce Small- Cap Value Fund at 12/31/23 for financial reporting purposes, and as a result the calendar year total returns based on those net asset values differ from the adjusted net asset values and calendar year total returns reported in the Financial Highlights. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RVV-IC-ATSR-1224	3

The Royce Funds	December 31, 2024

Royce Small-Cap Value Fund Service Class—RYVFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Small-Cap Value Fund—Service Class	$151	1.49%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Small-Cap Value Fund advanced 3.25% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Industrials and Information Technology.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection in Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

1

ROYCE SMALL-CAP VALUE FUND—SERVICE CLASS (RYVFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns
Through 12/31/24 (%)
	1-YR	5-YR	10-YR
Service Class	3.25	7.03	5.68
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82
Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics

As of/through 12/31/24

Net Assets (Millions)	$109
Number of Holdings	81
2024 Portfolio Turnover Rate	43%
Advisory Fees Paid in 2024 (Millions)	$1.2

2

ROYCE SMALL-CAP VALUE FUND—SERVICE CLASS (RYVFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions
Sanmina Corporation	1.9
Flex	1.9
Village Super Market Cl. A	1.9
Tiptree	1.9
Buckle (The)	1.9
Allison Transmission Holdings	1.9
IBEX	1.8
Jabil	1.7
Lear Corporation	1.7
Diebold Nixdorf	1.7

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective May 1, 2024, the early redemption fees imposed on sales of Service Class shares of the Fund held for less than 30 days were eliminated.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements, and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. Certain immaterial adjustments were made to the net assets of Royce Small- Cap Value Fund at 12/31/23 for financial reporting purposes, and as a result the calendar year total returns based on those net asset values differ from the adjusted net asset values and calendar year total returns reported in the Financial Highlights. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED RVV-SC-ATSR-1224	3

Item 2. Code(s) of Ethics.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the Registrant did not: (i) amend any provision of its code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions or (ii) grant any waiver, including an implicit waiver, from a provision of such code of ethics to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the Registrant has determined that it has an audit committee financial expert serving on its Audit Committee.

(a)(2)	Patricia W. Chadwick and Julia W. Poston were designated by the Board of Trustees as the Registrant’s Audit Committee Financial Experts, effective April 8, 2010, and July 13, 2023, respectively. Ms. Chadwick and Ms. Poston are “independent” as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

Year ended December 31, 2024 - $297,151

Year ended December 31, 2023 - $312,006

(b)	Audit-Related Fees:

Year ended December 31, 2024 - $0

Year ended December 31, 2023 - $0

(c)	Tax Fees:

Year ended December 31, 2024 - $135,259 – Preparation of tax returns and excise tax review

Year ended December 31, 2023 - $131,320 – Preparation of tax returns and excise tax review

(d)	All Other Fees:

Year ended December 31, 2024 - $0

Year ended December 31, 2023 - $0

(e)(1)	Annual Pre-Approval: On an annual basis, the Registrant’s independent auditor submits to the Audit Committee a schedule of proposed audit, audit-related, tax and other non-audit services to be rendered to the Registrant and/or its investment adviser and its affiliates for the following year that require pre-approval by the Audit Committee. This schedule provides a description of each type of service that is expected to require pre-approval and the maximum fees that can be paid for each such service without further Audit Committee approval. The Audit Committee then reviews and determines whether to approve the types of scheduled services and the projected fees associated with them. Any subsequent revision to already pre-approved services or fees are presented for consideration at the next regularly scheduled Audit Committee meeting, as needed.

If subsequent to the annual pre-approval of services and fees by the Audit Committee, the Registrant and/or its investment adviser and its affiliates determines that it would like to engage the Registrant’s independent auditor to perform a service not already pre-approved, the request is to be submitted to the Registrant’s Chief Financial Officer, and if he or she determines that the service fits within the independence guidelines (i.e., it is not a prohibited service), he or she will then arrange for a discussion of the proposed service and fee to be included on the agenda for the next regularly scheduled Audit Committee meeting so that pre-approval can be considered.

Interim Pre-Approval: If, in the judgment of the Registrant's Chief Financial Officer, a proposed engagement needs to commence before the next regularly scheduled Audit Committee meeting, he or she shall submit a written summary of the proposed engagement to all members of the Audit Committee, outlining the services, the estimated maximum cost, the category of the services (e.g., audit, audit-related, tax or other) and the rationale for engaging the Registrant’s independent auditor to perform the services. To the extent the proposed engagement involves audit, audit-related or tax services, any individual member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement. To the extent the proposed engagement involves non-audit services other than audit-related or tax, only the Chairman of the Audit Committee is authorized to pre-approve the engagement. The Registrant’s Chief Financial Officer will arrange for this interim review and coordinate with the appropriate member(s) of the Audit Committee. The Registrant’s independent auditor may not commence the engagement under consideration until the Registrant’s Chief Financial Officer has informed the auditor in writing that the required pre-approval has been obtained from an individual member of the Audit Committee who is an independent Board member or the Chairman of the Audit Committee, as applicable. Each member of the Audit Committee who pre-approves any engagements in between regularly scheduled Audit Committee meetings is to report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	Not Applicable

(f)	Not Applicable

(g)	Non-Audit Fees:

Year ended December 31, 2024 - $135,259

Year ended December 31, 2023 - $131,320

(h)	No such services were rendered during 2024 or 2023.

(i)	Not Applicable

(j)	Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a)	Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Royce Funds

Financial Statements and

Other Important Information

Annual—December 31, 2024

Royce Dividend Value Fund

Royce International Premier Fund

Royce Micro-Cap Fund

Royce Premier Fund

Royce Small-Cap Fund

Royce Small-Cap Opportunity Fund

Royce Small-Cap Special Equity Fund

Royce Small-Cap Total Return Fund

Royce Small-Cap Value Fund

Royce Smaller-Companies Growth Fund

Schedules of Investments

Royce Dividend Value Fund
Common Stocks – 86.8%
	SHARES	VALUE
CONSUMER DISCRETIONARY – 12.1%
HOUSEHOLD DURABLES - 2.5%
Vistry Group [1],[2]	77,500	$552,958
Worthington Enterprises	30,000	1,203,300
		1,756,258
SPECIALTY RETAIL - 9.6%
† Academy Sports & Outdoors	47,023	2,705,233
† Advance Auto Parts	59,214	2,800,230
† Bath & Body Works	32,918	1,276,231
		6,781,694
Total (Cost $6,885,472)		8,537,952

ENERGY – 3.8%
ENERGY EQUIPMENT & SERVICES - 2.8%
† Cactus Cl. A	11,085	646,920
Pason Systems	143,625	1,359,864
		2,006,784
OIL, GAS & CONSUMABLE FUELS - 1.0%
Gaztransport Et Technigaz [1]	5,104	680,009
Total (Cost $2,490,294)		2,686,793

FINANCIALS – 29.5%
BANKS - 10.9%
BOK Financial	15,414	1,640,820
First Citizens BancShares Cl. A	731	1,544,618
† German American Bancorp	32,347	1,300,996
†Home BancShares	47,709	1,350,165
† Seacoast Banking Corporation of Florida	33,246	915,262
†TowneBank	25,990	885,220
		7,637,081
CAPITAL MARKETS - 9.1%
† GCM Grosvenor Cl. A	90,893	1,115,257
† Marex Group	39,105	1,218,903
Moelis & Company Cl. A	9,961	735,919
SEI Investments	31,299	2,581,541
Sprott	17,590	741,192
		6,392,812
FINANCIAL SERVICES - 1.4%
†Merchants Bancorp	27,659	1,008,724
INSURANCE - 8.1%
Assured Guaranty	25,814	2,323,518
† Axis Capital Holdings	22,586	2,001,571
† RenaissanceRe Holdings	5,629	1,400,552
		5,725,641
Total (Cost $15,382,538)		20,764,258

HEALTH CARE – 2.4%
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Ensign Group (The)	7,439	988,346
PHARMACEUTICALS - 1.0%
Recordati Industria Chimica e Farmaceutica [1]	13,552	709,984
Total (Cost $436,826)		1,698,330

INDUSTRIALS – 17.0%
BUILDING PRODUCTS - 1.8%
UFP Industries	11,350	1,278,577
MACHINERY - 3.1%
Lincoln Electric Holdings	2,255	422,745
Spirax Group [1]	4,485	382,716
† Timken Company (The)	19,696	1,405,703
		2,211,164
PROFESSIONAL SERVICES - 2.4%
KBR	19,005	1,100,960
Korn Ferry	8,723	588,366
		1,689,326
TRADING COMPANIES & DISTRIBUTORS - 9.7%
†AerCap Holdings	15,575	1,490,527
Applied Industrial Technologies	6,813	1,631,509
FTAI Aviation	13,795	1,987,032
MSC Industrial Direct Cl. A	22,482	1,679,181
		6,788,249
Total (Cost $8,090,428)		11,967,316

INFORMATION TECHNOLOGY – 11.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.8%
†Coherent Corp. [2]	9,658	914,903
†Vontier Corporation	48,660	1,774,630
		2,689,533
IT SERVICES - 3.4%
†Kyndryl Holdings [2]	68,765	2,379,269
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
†Kulicke & Soffa Industries	38,882	1,814,234
SOFTWARE - 2.0%
†Sapiens International	53,274	1,431,472
Total (Cost $7,963,221)		8,314,508

MATERIALS – 9.7%
CHEMICALS - 4.1%
†Element Solutions	52,611	1,337,898
Quaker Houghton	10,916	1,536,536
		2,874,434
CONTAINERS & PACKAGING - 4.2%
AptarGroup	12,238	1,922,590
†Silgan Holdings	20,214	1,052,139
		2,974,729
METALS & MINING - 1.4%
Reliance	3,509	944,833
Total (Cost $4,255,843)		6,793,996

REAL ESTATE – 0.5%
SPECIALIZED REITS - 0.5%
OUTFRONT Media	18,261	323,950
Total (Cost $301,098)		323,950

TOTAL COMMON STOCKS
(Cost $45,805,720)		61,087,103

INVESTMENTS AT VALUE
(Cost $45,805,720)		61,087,103

See Notes to Financial Statements	1

December 31, 2024

Royce Dividend Value Fund (continued)

VALUE

REPURCHASE AGREEMENT– 13.2%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $9,265,997 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $9,449,517)
(Cost $9,264,067)	$9,264,067

TOTAL INVESTMENTS – 100.0%
(Cost $55,069,787)	70,351,170

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%	(15,172)

NET ASSETS – 100.0%	$70,335,998

Royce International Premier Fund
Common Stocks – 98.2%
	SHARES	VALUE
AUSTRALIA – 6.4%
Hansen Technologies [1]	1,034,923	$3,422,197
IPH [1]	1,063,434	3,304,277
†Johns Lyng Group [1]	2,006,793	4,642,512
Total (Cost $12,724,286)		11,368,986

BELGIUM – 1.7%
Azelis Group [1]	151,983	2,980,300
Total (Cost $3,342,996)		2,980,300

BRAZIL – 2.5%
Odontoprev [1]	1,725,903	3,034,350
TOTVS [1]	331,910	1,429,345
Total (Cost $4,663,189)		4,463,695

CANADA – 2.3%
Enghouse Systems	166,840	3,144,246
Open Text	32,519	920,291
Total (Cost $4,484,602)		4,064,537

FINLAND – 2.0%
Enento Group [1]	193,481	3,503,304
Total (Cost $4,322,144)		3,503,304

FRANCE – 6.5%
Antin Infrastructure Partners [1]	351,533	4,020,384
Gaztransport Et Technigaz [1]	13,028	1,735,727
Lectra [1]	124,757	3,339,592
Robertet [1]	2,849	2,496,305
Total (Cost $13,807,543)		11,592,008

GERMANY – 2.8%
†CTS Eventim AG & Co. [1]	34,651	2,929,478
†Schott Pharma AG & Co [1]	83,215	2,169,461
Total (Cost $5,611,125)		5,098,939

ISRAEL – 2.2%
†Nice ADR [2]	23,612	4,010,262
Total (Cost $4,770,988)		4,010,262

ITALY – 6.0%
Carel Industries [1]	176,974	3,391,438
DiaSorin [1]	38,976	4,017,759
GVS [1],[2]	650,160	3,292,461
Total (Cost $9,984,301)		10,701,658

JAPAN – 23.8%
As One [1]	217,100	3,628,038
BML [1]	219,400	4,036,686
†Dexerials [1]	141,300	2,173,829
†Hirose Electric [1]	33,000	3,886,619
JCU [1]	160,100	3,868,313
Maruwa [1]	15,500	4,676,137
OBIC Business Consultants [1]	79,400	3,473,602
Riken Keiki [1]	167,000	4,040,285
TKC Corporation [1]	150,200	3,611,261
USS [1]	433,900	3,797,282
Zuken [1]	202,500	5,292,939
Total (Cost $35,878,885)		42,484,991

JERSEY – 2.5%
JTC [1]	364,279	4,482,837
Total (Cost $2,977,846)		4,482,837

See Notes to Financial Statements	2

Schedules of Investments

Royce International Premier Fund (continued)

	SHARES	VALUE
NETHERLANDS – 1.7%
IMCD [1]	20,690	$3,064,157
Total (Cost $1,310,300)		3,064,157

POLAND – 2.0%
Asseco Poland [1]	155,162	3,612,893
Total (Cost $2,325,582)		3,612,893

SINGAPORE – 1.9%
XP Power [1],[2]	203,576	3,313,647
Total (Cost $2,563,524)		3,313,647

SOUTH KOREA – 3.3%
NICE Information Service [1]	724,047	5,988,221
Total (Cost $12,566,704)		5,988,221

SWEDEN – 7.0%
Karnov Group [1],[2]	492,609	3,666,745
Norva24 Group [1],[2]	1,411,484	3,371,053
†Sdiptech [1],[2]	69,496	1,493,356
†Vitec Software Group Cl. B [1]	82,486	4,053,320
Total (Cost $12,659,561)		12,584,474

SWITZERLAND – 4.7%
Kardex Holding [1]	10,360	3,087,710
Partners Group Holding [1]	1,479	2,007,539
†Tecan Group [1]	6,176	1,373,802
VZ Holding [1]	12,770	2,026,825
Total (Cost $3,733,471)		8,495,876

UNITED KINGDOM – 18.9%
†Ashtead Technology Holdings [1]	587,717	4,109,952
Auction Technology Group [1],[2]	408,684	2,798,541
CVS Group [1]	355,189	3,727,745
Diploma [1]	56,057	2,981,567
DiscoverIE Group [1]	584,203	5,231,200
†Halma [1]	88,237	2,953,544
Intertek Group [1]	68,785	4,070,236
Marlowe [1]	897,552	3,637,992
Restore [1]	633,807	1,914,811
Rightmove [1]	305,909	2,449,240
Total (Cost $32,785,098)		33,874,828

TOTAL COMMON STOCKS
(Cost $170,512,145)		175,685,613

PREFERRED STOCK – 2.0%
GERMANY – 2.0%
FUCHS[1]	79,898	3,447,492
(Cost $2,806,761)		3,447,492

INVESTMENTS AT VALUE
(Cost $173,318,906)		179,133,105

TOTAL INVESTMENTS – 100.2%
(Cost $173,318,906)		179,133,105

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(269,607)

NET ASSETS – 100.0%		$178,863,498

Royce Micro-Cap Fund
Common Stocks – 98.8%
	SHARES	VALUE

COMMUNICATION SERVICES – 5.4%
ENTERTAINMENT - 1.3%
IMAX Corporation [2]	152,027	$3,891,891
INTERACTIVE MEDIA & SERVICES - 1.9%
DHI Group [2]	329,005	582,339
QuinStreet [2]	169,282	3,905,336
†Vimeo [2]	238,635	1,527,264
		6,014,939
MEDIA - 2.2%
Innovid Corp. [2]	754,199	2,330,475
Magnite [2]	209,167	3,329,939
Thryv Holdings [2]	73,007	1,080,503
		6,740,917
Total (Cost $9,063,275)		16,647,747

CONSUMER DISCRETIONARY – 12.2%
AUTOMOBILE COMPONENTS - 1.1%
Modine Manufacturing [2]	20,182	2,339,699
Stoneridge [2]	177,482	1,112,812
		3,452,511
DIVERSIFIED CONSUMER SERVICES - 1.9%
†Legacy Education [2]	268,676	2,235,384
Lincoln Educational Services [2]	219,238	3,468,345
		5,703,729

HOTELS, RESTAURANTS & LEISURE - 1.5%
Century Casinos [2]	430,485	1,394,772
Lindblad Expeditions Holdings [2]	267,119	3,168,031
		4,562,803
HOUSEHOLD DURABLES - 1.6%
Hovnanian Enterprises Cl. A [2]	16,813	2,249,916
Legacy Housing [2]	111,224	2,745,008
		4,994,924
LEISURE PRODUCTS - 1.9%
American Outdoor Brands [2]	282,224	4,301,094
MasterCraft Boat Holdings [2]	85,300	1,626,671
		5,927,765
SPECIALTY RETAIL - 3.7%
Beyond [2]	166,747	822,063
Citi Trends [2]	127,661	3,351,101
OneWater Marine Cl. A [2]	101,548	1,764,904
†RealReal [2],[3]	56,867	621,556
Shoe Carnival	80,536	2,664,131
Zumiez [2]	104,551	2,004,243
		11,227,998
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
†Lakeland Industries	13,442	343,443
Vera Bradley [2]	293,415	1,153,121
		1,496,564
Total (Cost $29,019,974)		37,366,294
CONSUMER STAPLES – 0.9%
FOOD PRODUCTS - 0.9%
Seneca Foods Cl. A [2]	36,345	2,880,705
Total (Cost $1,995,697)		2,880,705

ENERGY – 4.3%
ENERGY EQUIPMENT & SERVICES - 4.0%
Natural Gas Services Group [2]	168,244	4,508,939
NPK International [2]	504,400	3,868,748
Profire Energy [2]	565,035	1,435,189

See Notes to Financial Statements	3

December 31, 2024

Royce Micro-Cap Fund (continued)

	SHARES	VALUE
ENERGY (continued)
ENERGY EQUIPMENT & SERVICES (continued)
Ranger Energy Services Cl. A	153,277	$2,372,728
		12,185,604
OIL, GAS & CONSUMABLE FUELS - 0.3%
SandRidge Energy	86,645	1,014,613
Total (Cost $5,689,147)		13,200,217

FINANCIALS – 14.1%
BANKS - 8.4%
BayCom Corp.	148,162	3,976,668
Customers Bancorp [2]	46,866	2,281,437
†First Foundation	96,675	600,352
HarborOne Bancorp	246,253	2,913,173
HBT Financial	145,748	3,191,881
HomeTrust Bancshares	104,424	3,517,000
Investar Holding	154,733	3,397,937
Midway Investments [2],[4]	1,858,170	0
Stellar Bancorp	95,377	2,703,938
Western New England Bancorp	351,938	3,237,830
		25,820,216
CAPITAL MARKETS - 4.2%
Canaccord Genuity Group	400,517	2,816,951
† Oppenheimer Holdings Cl. A	11,368	728,575
Silvercrest Asset Management Group Cl. A	161,773	2,975,006
Sprott	69,380	2,923,473
StoneX Group [2]	34,975	3,426,501
		12,870,506
CONSUMER FINANCE - 0.4%
EZCORP Cl. A [2]	98,302	1,201,250
FINANCIAL SERVICES - 1.1%
Cass Information Systems	58,216	2,381,617
†Repay Holdings Cl. A [2]	126,353	964,073
		3,345,690
Total (Cost $32,144,800)		43,237,662

HEALTH CARE – 9.7%
BIOTECHNOLOGY - 2.7%
ARS Pharmaceuticals [2],[3]	203,124	2,142,958
CareDx [2]	120,744	2,585,129
Dynavax Technologies [2]	185,200	2,365,004
MeiraGTx Holdings [2]	177,675	1,082,041
		8,175,132
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Apyx Medical [2]	591,628	934,772
Artivion [2]	133,097	3,805,243
†Establishment Labs Holdings [2],[3]	29,947	1,379,659
Profound Medical [2]	233,460	1,754,056
†Zynex [2]	148,916	1,192,817
		9,066,547
HEALTH CARE PROVIDERS & SERVICES - 1.0%
†AMN Healthcare Services [2],[3]	54,689	1,308,161
Cross Country Healthcare [2]	106,138	1,927,466
		3,235,627
LIFE SCIENCES TOOLS & SERVICES - 2.3%
BioLife Solutions [2]	105,408	2,736,392
Harvard Bioscience [2]	647,017	1,365,206
Mesa Laboratories	22,621	2,983,031
		7,084,629
PHARMACEUTICALS - 0.7%
Harrow [2]	65,740	2,205,577
Total (Cost $25,758,333)		29,767,512

INDUSTRIALS – 24.0%
AEROSPACE & DEFENSE - 1.8%
Astronics Corporation [2]	122,500	1,955,100
CPI Aerostructures [2]	343,190	1,389,920
†Park Aerospace	153,862	2,254,078
		5,599,098
AIR FREIGHT & LOGISTICS - 0.1%
Radiant Logistics [2]	40,368	270,466
BUILDING PRODUCTS - 0.9%
Quanex Building Products	111,694	2,707,463
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Acme United	75,030	2,800,870
CECO Environmental [2]	125,970	3,808,073
Montrose Environmental Group [2]	75,583	1,402,065
VSE Corporation	30,880	2,936,688
		10,947,696
CONSTRUCTION & ENGINEERING - 2.9%
†Bowman Consulting Group [2]	35,484	885,326
Concrete Pumping Holdings [2]	276,163	1,839,246
IES Holdings [2]	12,398	2,491,502
Northwest Pipe [2]	73,381	3,541,367
		8,757,441
ELECTRICAL EQUIPMENT - 0.9%
American Superconductor [2]	109,435	2,695,384
GROUND TRANSPORTATION - 0.8%
Covenant Logistics Group Cl. A	42,786	2,332,265
MACHINERY - 5.5%
Alimak Group [1]	189,390	2,008,206
Commercial Vehicle Group [2]	239,625	594,270
Graham Corporation [2]	101,043	4,493,382
Luxfer Holdings	199,887	2,616,521
Porvair [1]	307,406	2,730,475
Shyft Group (The)	187,523	2,201,520
Wabash National	130,000	2,226,900
		16,871,274
MARINE TRANSPORTATION - 1.1%
Clarkson [1]	68,832	3,401,295
PROFESSIONAL SERVICES - 4.1%
†Asure Software [2]	52,380	492,896
CRA International	13,845	2,591,784
Forrester Research [2]	120,867	1,893,986
Kforce	39,732	2,252,804
NV5 Global [2]	93,600	1,763,424
Resources Connection	217,997	1,859,514
TrueBlue [2]	185,410	1,557,444
†TTEC Holdings [2]	54,503	271,970
		12,683,822
TRADING COMPANIES & DISTRIBUTORS - 2.3%
†Alta Equipment Group	80,051	523,534
Distribution Solutions Group [2]	89,443	3,076,839
†EVI Industries	7,755	126,794
†Titan Machinery [2]	22,869	323,139
Transcat [2]	30,014	3,173,680
		7,223,986
Total (Cost $52,359,466)		73,490,190

See Notes to Financial Statements	4

Schedules of Investments

Royce Micro-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY – 24.6%
COMMUNICATIONS EQUIPMENT - 4.0%
†ADTRAN Holdings [2]	43,222	$360,039
Applied Optoelectronics [2,3]	88,608	3,266,091
Clearfield [2]	72,448	2,245,888
Digi International [2]	96,232	2,909,093
Genasys [2]	359,243	934,032
Harmonic [2]	195,900	2,591,757
		12,306,900
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.6%
Arlo Technologies [2]	253,837	2,840,436
†Bel Fuse Cl. B	39,667	3,271,337
†Climb Global Solutions	17,086	2,165,651
FARO Technologies [2]	153,192	3,884,949
LightPath Technologies Cl. A [2]	852,684	3,009,975
Luna Innovations [2]	445,804	962,937
nLIGHT [2]	272,597	2,859,543
PAR Technology [2]	48,245	3,505,964
Powerfleet [2]	528,458	3,519,530
Richardson Electronics	93,882	1,317,164
Vishay Precision Group [2]	86,274	2,024,851
		29,362,337
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
Aehr Test Systems [2,3]	119,656	1,989,879
Amtech Systems [2]	262,759	1,432,037
AXT [2]	18,626	40,418
Camtek	21,936	1,771,771
Cohu [2]	82,400	2,200,080
Ichor Holdings [2]	85,900	2,767,698
inTEST Corporation [2]	220,595	1,894,911
Kopin Corporation [2]	1,439,111	1,957,191
Nova [2]	15,448	3,042,484
NVE Corporation	34,143	2,780,264
PDF Solutions [2]	68,600	1,857,688
Photronics [2]	118,704	2,796,666
Ultra Clean Holdings [2]	73,682	2,648,868
		27,179,955
SOFTWARE - 0.9%
Agilysys [2]	21,973	2,894,064
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.2%
AstroNova [2]	160,266	1,924,795
Intevac [2]	484,396	1,646,946
		3,571,741
Total (Cost $50,419,755)		75,314,997

MATERIALS – 3.0%
CHEMICALS - 0.9%
Aspen Aerogels [2]	80,578	957,267
Core Molding Technologies [2]	99,634	1,647,946
†Mativ Holdings	18,116	197,464
		2,802,677
METALS & MINING - 2.1%
Altius Minerals	106,161	1,965,985
Ferroglobe	412,754	1,568,465
Major Drilling Group International [2]	484,100	2,764,939
		6,299,389
Total (Cost $8,483,207)		9,102,066

REAL ESTATE – 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
FRP Holdings [2]	54,421	1,666,915
Total (Cost $418,184)		1,666,915

TOTAL COMMON STOCKS
(Cost $215,351,838)		302,674,305

COLLATERAL RECEIVED FOR SECURITIES LOANED – 1.0%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.35%)
(Cost $3,002,890)	3,002,890	3,002,890

INVESTMENTS AT VALUE
(Cost $218,354,728)		305,677,195

REPURCHASE AGREEMENT– 1.4%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $4,148,435 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $4,230,634)
(Cost $4,147,571)		4,147,571

TOTAL INVESTMENTS – 101.2%
(Cost $222,502,299)		309,824,766

LIABILITIES LESS CASH AND OTHER ASSETS – (1.2)%		(3,568,331)

NET ASSETS – 100.0%		$306,256,435

See Notes to Financial Statements	5

December 31, 2024

Royce Premier Fund

Common Stocks – 96.7%

	SHARES	VALUE

CONSUMER DISCRETIONARY – 11.2%
AUTOMOBILE COMPONENTS - 3.8%
Dorman Products [2]	199,725	$25,874,374
LCI Industries	215,892	22,321,074
		48,195,448
DISTRIBUTORS - 1.3%
Pool Corporation	50,355	17,168,034
HOUSEHOLD DURABLES - 1.2%
Installed Building Products	88,338	15,481,234
LEISURE PRODUCTS - 1.3%
Brunswick Corporation	257,380	16,647,338
SPECIALTY RETAIL - 1.6%
Valvoline [2]	559,000	20,224,620
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Ralph Lauren Cl. A	111,224	25,690,520
Total (Cost $90,640,422)		143,407,194

CONSUMER STAPLES – 2.2%
PERSONAL CARE PRODUCTS - 2.2%
Interparfums	212,411	27,934,171
Total (Cost $12,131,180)		27,934,171

FINANCIALS – 10.1%
CAPITAL MARKETS - 10.1%
Lazard	436,344	22,462,989
Morningstar	95,137	32,038,336
SEI Investments	510,286	42,088,389
TMX Group	1,093,437	33,682,835
Total (Cost $55,990,473)		130,272,549

HEALTH CARE – 6.7%
HEALTH CARE EQUIPMENT & SUPPLIES - 4.7%
Enovis Corporation [2]	698,271	30,640,131
Haemonetics Corporation [2]	377,447	29,471,062
		60,111,193
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Bio-Techne	367,740	26,488,312
Total (Cost $73,937,114)		86,599,505

INDUSTRIALS – 35.1%
AEROSPACE & DEFENSE - 1.5%
Woodward	114,643	19,078,888
BUILDING PRODUCTS - 2.6%
Simpson Manufacturing	116,500	19,319,195
UFP Industries	124,060	13,975,359
		33,294,554
COMMERCIAL SERVICES & SUPPLIES - 3.2%
Brady Corporation Cl. A	125,718	9,284,274
RB Global	352,599	31,807,956
		41,092,230
CONSTRUCTION & ENGINEERING - 5.1%
Arcosa	409,294	39,595,102
Valmont Industries	84,575	25,936,615
		65,531,717
GROUND TRANSPORTATION - 2.1%
Landstar System	151,790	26,086,629
MACHINERY - 17.1%
Enpro	89,617	15,454,451
ESAB Corporation	275,455	33,038,073
ESCO Technologies	268,028	35,704,010
JBT Marel	292,457	37,171,285
Kadant	94,313	32,537,042
Lincoln Electric Holdings	115,151	21,587,358
Lindsay Corporation	160,595	18,999,994
RBC Bearings [2]	84,972	25,418,524
		219,910,737
PROFESSIONAL SERVICES - 2.1%
†Exponent	92,567	8,247,720
Forrester Research [2]	472,006	7,396,334
Korn Ferry	170,843	11,523,360
		27,167,414
TRADING COMPANIES & DISTRIBUTORS - 1.4%
Air Lease Cl. A	374,479	18,053,633
Total (Cost $191,996,266)		450,215,802

INFORMATION TECHNOLOGY – 12.4%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Cognex Corporation	546,349	19,592,075
Littelfuse	108,674	25,609,028
Rogers Corporation [2]	124,914	12,692,512
		57,893,615
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.9%
†Axcelis Technologies [2]	117,452	8,206,371
Cirrus Logic [2]	291,027	28,980,469
FormFactor [2]	568,213	25,001,372
MKS Instruments	372,870	38,923,899
		101,112,111
Total (Cost $118,455,208)		159,005,726

MATERIALS – 10.2%
CHEMICALS - 5.3%
Innospec	335,937	36,973,227
Quaker Houghton	221,045	31,114,294
		68,087,521
METALS & MINING - 2.2%
Reliance	105,001	28,272,569
PAPER & FOREST PRODUCTS - 2.7%
Stella-Jones	693,582	34,349,788
Total (Cost $79,779,730)		130,709,878

REAL ESTATE – 8.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 8.8%
Colliers International Group	249,606	33,938,928
FirstService Corporation	212,408	38,450,096
Kennedy-Wilson Holdings	2,432,354	24,299,216
Marcus & Millichap	439,331	16,808,804
Total (Cost $107,256,776)		113,497,044

TOTAL COMMON STOCKS
(Cost $730,187,169)		1,241,641,869

INVESTMENTS AT VALUE
(Cost $730,187,169)		1,241,641,869

See Notes to Financial Statements	6

Schedules of Investments

Royce Premier Fund (continued)

VALUE

REPURCHASE AGREEMENT – 2.0%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $25,644,452 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $26,151,928)
(Cost $25,639,111)	$25,639,111

TOTAL INVESTMENTS – 98.7%
(Cost $755,826,280)	1,267,280,980

CASH AND OTHER ASSETS LESS LIABILITIES – 1.3%	16,940,877

NET ASSETS – 100.0%	$1,284,221,857

Royce Small-Cap Fund

Common Stocks — 96.7%

	SHARES	VALUE

COMMUNICATION SERVICES – 2.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Cogent Communications Holdings	15,707	$1,210,538
IDT Corporation Cl. B	74,257	3,528,693
		4,739,231
ENTERTAINMENT - 0.7%
IMAX Corporation [2]	512,346	13,116,058
INTERACTIVE MEDIA & SERVICES - 1.2%
QuinStreet [2]	77,243	1,781,996
Shutterstock	130,691	3,966,472
Ziff Davis [2]	325,065	17,664,032
		23,412,500
MEDIA - 0.2%
TEGNA	245,697	4,493,798
Total (Cost $46,495,327)		45,761,587

CONSUMER DISCRETIONARY – 9.0%
AUTOMOBILE COMPONENTS - 2.8%
Dorman Products [2]	128,393	16,633,313
†Garrett Motion [2]	192,310	1,736,559
Gentex Corporation	146,510	4,209,232
LCI Industries	88,460	9,145,879
†Lear Corporation	40,565	3,841,506
Modine Manufacturing [2]	71,875	8,332,469
Stoneridge [2]	57,057	357,747
Visteon Corporation [2]	87,812	7,790,681
		52,047,386
BROADLINE RETAIL - 0.1%
Etsy [2]	32,679	1,728,392
DISTRIBUTORS - 0.1%
LKQ Corporation	5,779	212,378
Pool Corporation	2,993	1,020,434
		1,232,812
DIVERSIFIED CONSUMER SERVICES - 0.2%
†frontdoor [2]	57,162	3,125,047
HOTELS, RESTAURANTS & LEISURE - 0.2%
Bloomin’ Brands	310,911	3,796,223
HOUSEHOLD DURABLES - 1.6%
Champion Homes [2]	34,658	3,053,370
Ethan Allen Interiors	130,514	3,668,748
Installed Building Products	11,332	1,985,933
Legacy Housing [2]	97,929	2,416,888
M/I Homes [2]	65,995	8,774,035
†Meritage Homes	23,597	3,629,691
PulteGroup	29,650	3,228,885
†Tri Pointe Homes [2]	100,662	3,650,004
		30,407,554
LEISURE PRODUCTS - 0.5%
Brunswick Corporation	56,481	3,653,191
YETI Holdings [2]	125,368	4,827,922
		8,481,113
SPECIALTY RETAIL - 3.4%
Academy Sports & Outdoors	209,823	12,071,117
Advance Auto Parts	212,012	10,026,047
Asbury Automotive Group [2]	46,247	11,239,408
Caleres	158,211	3,664,167
Murphy USA	13,589	6,818,281
OneWater Marine Cl. A [2]	247,148	4,295,432
Shoe Carnival	167,294	5,534,086
Signet Jewelers	45,225	3,650,110
Valvoline [2]	168,865	6,109,536

See Notes to Financial Statements	7

December 31, 2024

Royce Small-Cap Fund (continued)

	SHARES	VALUE

CONSUMER DISCRETIONARY (continued)
SPECIALTY RETAIL (continued)
Williams-Sonoma	5,093	$943,122
		64,351,306
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Kontoor Brands	31,003	2,647,966
Total (Cost $128,416,105)		167,817,799

CONSUMER STAPLES – 0.9%
BEVERAGES - 0.2%
†Primo Brands Cl. A	110,074	3,386,977
PERSONAL CARE PRODUCTS - 0.7%
Interparfums	100,931	13,273,436
Total (Cost $7,660,155)		16,660,413

ENERGY – 2.3%
ENERGY EQUIPMENT & SERVICES - 1.1%
Core Laboratories	138,090	2,390,338
Helmerich & Payne	109,035	3,491,301
Pason Systems	1,321,710	12,514,155
†Weatherford International	27,876	1,996,758
		20,392,552
OIL, GAS & CONSUMABLE FUELS - 1.2%
Chord Energy	32,515	3,801,654
Civitas Resources	84,002	3,853,172
†Crescent Energy Cl. A	272,182	3,976,579
Matador Resources	74,004	4,163,465
Northern Oil & Gas	2,385	88,627
SM Energy	97,757	3,789,061
†Teekay Tankers Cl. A	96,276	3,830,822
		23,503,380
Total (Cost $40,822,475)		43,895,932

FINANCIALS – 19.0%
BANKS - 5.1%
†Banc of California	227,398	3,515,573
Bank of N.T. Butterfield & Son	190,500	6,962,775
BankUnited	138,629	5,291,469
BOK Financial	40,738	4,336,560
CNB Financial	148,037	3,680,200
†Coastal Financial [2]	13,042	1,107,396
First Citizens BancShares Cl. A	7,024	14,841,852
†First Financial Bankshares	27,843	1,003,740
First Hawaiian	252,895	6,562,625
German American Bancorp	30,101	1,210,662
Hingham Institution for Savings	17,659	4,487,858
Home BancShares	199,123	5,635,181
Independent Bank Group	31,045	1,883,500
†Northeast Bank	11,613	1,065,261
†OceanFirst Financial	47,400	857,940
Origin Bancorp	238,691	7,946,023
Popular	189,632	17,836,786
Timberland Bancorp	74,199	2,263,812
TrustCo Bank Corp NY	111,741	3,722,093
Western Alliance Bancorp	2,842	237,421
		94,448,727
CAPITAL MARKETS - 7.5%
Artisan Partners Asset Management Cl. A	355,810	15,317,620
Evercore Cl. A	31,148	8,633,914
GCM Grosvenor Cl. A	865,058	10,614,262
Houlihan Lokey Cl. A	19,904	3,456,529

Lazard	90,146	4,640,716
†Marex Group	311,035	9,694,961
Morningstar	40,116	13,509,464
Onex Corporation	162,537	12,695,853
Perella Weinberg Partners Cl. A	161,157	3,841,983
SEI Investments	318,732	26,289,015
Silvercrest Asset Management Group Cl. A	18,508	340,362
Sprott	244,764	10,313,650
TMX Group	449,739	13,854,007
Tradeweb Markets Cl. A	44,391	5,811,670
†Victory Capital Holdings	24,793	1,622,950
		140,636,956
CONSUMER FINANCE - 0.5%
Bread Financial Holdings	29,435	1,797,301
FirstCash Holdings	53,260	5,517,736
PRA Group [2]	111,744	2,334,332
		9,649,369
FINANCIAL SERVICES - 0.6%
Compass Diversified Holdings	99,808	2,303,569
International Money Express [2]	208,477	4,342,576
†Merchants Bancorp	109,573	3,996,127
Repay Holdings Cl. A [2]	60,000	457,800
WEX [2]	4,500	788,940
		11,889,012
INSURANCE - 5.3%
AMERISAFE	37,612	1,938,522
Assured Guaranty	298,454	26,863,845
Axis Capital Holdings	53,827	4,770,149
Berkley (W.R.)	152,028	8,896,679
E-L Financial	23,618	21,770,392
International General Insurance Holdings	497,915	11,830,460
RenaissanceRe Holdings	29,413	7,318,249
RLI Corp.	37,898	6,246,727
†Skyward Specialty Insurance Group [2]	31,772	1,605,757
Tiptree	176,036	3,672,111
White Mountains Insurance Group	1,973	3,837,603
		98,750,494
Total (Cost $226,117,936)		355,374,558

HEALTH CARE – 7.6%
BIOTECHNOLOGY - 1.3%
†ADMA Biologics [2]	195,376	3,350,699
†ARS Pharmaceuticals [2,3]	54,768	577,802
†BridgeBio Pharma [2,3]	67,359	1,848,331
CareDx [2]	34,191	732,029
Catalyst Pharmaceuticals [2]	471,936	9,849,304
Halozyme Therapeutics [2]	67,289	3,217,087
†Insmed [2]	41,965	2,897,264
†Viking Therapeutics [2,3]	34,995	1,408,199
		23,880,715
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
Alphatec Holdings [2]	148,613	1,364,267
AtriCure [2]	24,482	748,170
Enovis Corporation [2,3]	489,732	21,489,440
†Envista Holdings [2]	135,524	2,614,258
Haemonetics Corporation [2]	321,467	25,100,144
Lantheus Holdings [2]	17,293	1,547,032
Surmodics [2]	42,305	1,675,278

See Notes to Financial Statements	8

Schedules of Investments

Royce Small-Cap Fund (continued)

	SHARES	VALUE

HEALTH CARE (continued)
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
TransMedics Group [2,3]	141,198	$8,803,695
		63,342,284
HEALTH CARE PROVIDERS & SERVICES - 0.6%
Molina Healthcare [2]	13,824	4,023,475
†PACS Group [2]	151,746	1,989,390
Patterson Companies	145,397	4,486,951
†Surgery Partners [2]	11,310	239,433
		10,739,249
LIFE SCIENCES TOOLS & SERVICES - 2.0%
Azenta [2]	124,239	6,211,950
BioLife Solutions [2]	107,699	2,795,866
Bio-Techne	131,642	9,482,173
Harvard Bioscience [2]	163,620	345,238
Maravai LifeSciences Holdings Cl. A [2]	285,370	1,555,267
Mesa Laboratories	97,059	12,799,170
Stevanato Group	223,568	4,871,547
		38,061,211
PHARMACEUTICALS - 0.3%
Collegium Pharmaceutical [2]	125,927	3,607,809
SIGA Technologies	402,039	2,416,254
		6,024,063
Total (Cost $130,832,088)		142,047,522

INDUSTRIALS – 27.1%
AEROSPACE & DEFENSE - 1.2%
HEICO Corporation	51,618	12,271,663
Kratos Defense & Security Solutions [2]	124,699	3,289,560
Leonardo DRS [2]	191,135	6,175,572
		21,736,795
AIR FREIGHT & LOGISTICS - 0.4%
Hub Group Cl. A	190,212	8,475,847
BUILDING PRODUCTS - 2.3%
Builders FirstSource [2]	93,221	13,324,078
Carlisle Companies	5,488	2,024,194
CSW Industrials	2,219	782,863
Janus International Group [2]	401,330	2,949,775
†MasterBrand [2]	256,622	3,749,247
Quanex Building Products	178,130	4,317,871
Simpson Manufacturing	46,435	7,700,316
UFP Industries	73,064	8,230,660
		43,079,004
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Brady Corporation Cl. A	71,967	5,314,763
Healthcare Services Group [2]	592,864	6,886,115
Montrose Environmental Group [2]	31,199	578,742
RB Global	31,619	2,852,350
UniFirst Corporation	8,330	1,425,180
†Vestis Corporation	153,922	2,345,771
		19,402,921
CONSTRUCTION & ENGINEERING - 3.7%
Arcosa	384,270	37,174,280
Construction Partners Cl. A [2]	133,067	11,771,107
EMCOR Group	1,390	630,921
IES Holdings [2]	1,943	390,465
†Limbach Holdings [2]	27,837	2,381,177
Northwest Pipe [2]	36,303	1,751,983
Sterling Infrastructure [2]	13,636	2,296,984
Valmont Industries	39,484	12,108,558
		68,505,475

ELECTRICAL EQUIPMENT - 1.5%
American Superconductor [2]	93,326	2,298,619
Atkore	58,923	4,917,124
†Nextracker Cl. A [2]	86,884	3,173,873
Preformed Line Products	101,976	13,031,513
Vertiv Holdings Cl. A	39,362	4,471,917
		27,893,046
GROUND TRANSPORTATION - 0.9%
ArcBest Corporation	36,172	3,375,571
Landstar System	78,255	13,448,904
Schneider National Cl. B	22,007	644,365
		17,468,840
MACHINERY - 7.9%
Allison Transmission Holdings	45,697	4,938,018
Atmus Filtration Technologies	268,963	10,537,971
Enpro	84,225	14,524,601
ESAB Corporation	156,474	18,767,492
ESCO Technologies	66,273	8,828,226
Graham Corporation [2]	91,849	4,084,525
Helios Technologies	55,536	2,479,127
JBT Marel	131,437	16,705,643
Kadant	40,274	13,894,127
Lincoln Electric Holdings	55,685	10,439,267
Lindsay Corporation	63,420	7,503,220
Miller Industries	218,263	14,265,670
Mueller Industries	5,000	396,800
RBC Bearings [2]	37,430	11,196,810
†Terex Corporation	80,782	3,733,744
Timken Company (The)	65,136	4,648,756
		146,943,997
MARINE TRANSPORTATION - 0.9%
Clarkson [1]	30,004	1,482,631
Genco Shipping & Trading	262,543	3,659,850
Kirby Corporation [2]	114,605	12,125,209
		17,267,690
PROFESSIONAL SERVICES - 2.7%
Barrett Business Services	28,800	1,251,072
CBIZ [2]	92,951	7,606,180
Dun & Bradstreet Holdings	361,633	4,505,947
Exponent	27,422	2,443,300
Forrester Research [2]	501,532	7,859,007
IBEX [2]	232,517	4,996,790
KBR	238,957	13,842,779
Korn Ferry	106,062	7,153,882
NV5 Global [2]	43,480	819,163
		50,478,120
TRADING COMPANIES & DISTRIBUTORS - 4.6%
Air Lease Cl. A	595,785	28,722,795
Applied Industrial Technologies	52,021	12,457,469
Distribution Solutions Group [2]	108,002	3,715,269
EVI Industries	342,790	5,604,616
FTAI Aviation	17,906	2,579,180
MSC Industrial Direct Cl. A	61,079	4,561,990
Richelieu Hardware	292,057	7,932,036
Transcat [2]	165,043	17,451,647
WESCO International	13,087	2,368,224
		85,393,226
Total (Cost $280,372,896)		506,644,961

See Notes to Financial Statements	9

December 31, 2024

Royce Small-Cap Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY – 19.0%
COMMUNICATIONS EQUIPMENT - 0.7%
†Ciena Corporation [2]	55,383	$4,697,032
Digi International [2]	261,424	7,902,848
		12,599,880
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 7.9%
Bel Fuse Cl. B	40,725	3,358,591
Cognex Corporation	339,112	12,160,556
Coherent Corp. [2]	80,416	7,617,808
Crane NXT	133,464	7,770,274
ePlus [2]	26,616	1,966,390
Fabrinet [2]	37,576	8,262,211
FARO Technologies [2]	31,712	804,216
Flex [2]	87,957	3,376,669
Jabil	27,505	3,957,970
†Knowles Corporation [2]	77,832	1,551,192
Littelfuse	41,114	9,688,514
Luna Innovations [2],[3]	664,059	1,434,367
NAPCO Security Technologies	180,000	6,400,800
nLIGHT [2]	318,154	3,337,435
PAR Technology [2]	348,043	25,292,285
Powerfleet [2]	910,774	6,065,755
Rogers Corporation [2]	111,026	11,281,352
Sanmina Corporation [2]	121,705	9,209,417
TD SYNNEX	30,211	3,543,146
Teledyne Technologies [2]	8,140	3,778,018
Vishay Intertechnology	7,770	131,624
Vishay Precision Group [2]	14,689	344,751
Vontier Corporation	476,021	17,360,486
		148,693,827
IT SERVICES - 0.9%
Hackett Group (The)	126,118	3,874,345
Kyndryl Holdings [2]	360,964	12,489,354
		16,363,699
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.9%
Axcelis Technologies [2]	66,013	4,612,328
Camtek	92,967	7,508,945
Cirrus Logic [2]	179,020	17,826,812
Cohu [2]	215,533	5,754,731
Diodes [2]	77,596	4,785,345
FormFactor [2]	333,842	14,689,048
Ichor Holdings [2]	32,701	1,053,626
Impinj [2]	59,450	8,635,707
Kulicke & Soffa Industries	126,623	5,908,229
MaxLinear [2]	30,620	605,664
MKS Instruments	70,909	7,402,190
Nova [2]	70,097	13,805,604
NVE Corporation	25,461	2,073,289
Onto Innovation [2]	114,359	19,060,215
Photronics [2]	132,417	3,119,745
Rambus [2]	55,484	2,932,884
Silicon Motion Technology ADR	1,370	74,048
SiTime Corporation [2]	9,583	2,055,841
Synaptics [2]	12,286	937,668
Ultra Clean Holdings [2]	173,440	6,235,168
		129,077,087
SOFTWARE - 2.3%
Agilysys [2]	95,768	12,613,603
Alkami Technology [2]	53,405	1,958,895
Computer Modelling Group	2,393,592	17,734,012
Dolby Laboratories Cl. A	63,720	4,976,532

†JFrog [2]	85,985	2,528,819
Sapiens International	107,584	2,890,782
		42,702,643
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.3%
AstroNova [2]	81,672	980,881
Diebold Nixdorf [2,3]	94,243	4,056,219
		5,037,100
Total (Cost $226,840,266)		354,474,236

MATERIALS – 7.0%
CHEMICALS - 4.3%
Aspen Aerogels [2]	117,172	1,392,003
Element Solutions	1,026,838	26,112,490
Ingevity Corporation [2]	228,646	9,317,325
Innospec	168,382	18,532,123
Minerals Technologies	156,838	11,952,624
Quaker Houghton	98,357	13,844,731
		81,151,296
CONSTRUCTION MATERIALS - 0.0%
†Knife River [2]	5,200	528,528
CONTAINERS & PACKAGING - 0.3%
Graphic Packaging Holding Company	48,964	1,329,862
Silgan Holdings	62,250	3,240,113
		4,569,975
METALS & MINING - 1.6%
Alamos Gold Cl. A	1,031,729	19,034,716
Major Drilling Group International [2]	285,000	1,627,778
Materion Corporation	50,000	4,944,000
Metallus [2]	25,000	353,250
Reliance	15,160	4,081,982
		30,041,726
PAPER & FOREST PRODUCTS - 0.8%
Louisiana-Pacific	23,704	2,454,549
Stella-Jones	239,835	11,877,877
		14,332,426
Total (Cost $68,770,825)		130,623,951

REAL ESTATE – 2.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.4%
Colliers International Group	37,889	5,151,767
FirstService Corporation	34,875	6,313,072
FRP Holdings [2]	172,446	5,282,021
Kennedy-Wilson Holdings	1,510,704	15,091,933
Marcus & Millichap	256,506	9,813,920
RMR Group (The) Cl. A	177,840	3,670,618
Total (Cost $41,535,768)		45,323,331
TOTAL COMMON STOCKS
(Cost $1,197,863,841)		1,808,624,290
COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.1%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.35%)
(Cost $1,251,830)	1,253,100	1,251,830

INVESTMENTS AT VALUE
(Cost $1,199,115,671)		1,809,876,120

See Notes to Financial Statements	10

Schedules of Investments

Royce Small-Cap Fund (continued)

VALUE

REPURCHASE AGREEMENT – 3.2%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $60,396,532 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $61,591,650)
(Cost $60,383,952)	$60,383,952

TOTAL INVESTMENTS – 100.0%
(Cost $1,259,499,623)	1,870,260,072

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%	(475,048)

NET ASSETS – 100.0%	$1,869,785,024

Royce Small-Cap Opportunity Fund

Common Stocks – 97.4%

	SHARES	VALUE

COMMUNICATION SERVICES – 5.2%
ENTERTAINMENT - 1.0%
IMAX Corporation [2]	261,502	$6,694,452
Lions Gate Entertainment Cl. A [2]	539,430	4,606,732
		11,301,184
INTERACTIVE MEDIA & SERVICES - 2.2%
Cars.com [2]	122,841	2,128,834
DHI Group [2]	1,680,949	2,975,280
EverQuote Cl. A [2]	239,085	4,779,309
IAC [2]	161,388	6,962,278
QuinStreet [2]	374,437	8,638,262
		25,483,963
MEDIA - 2.0%
Criteo ADR [2]	186,731	7,387,078
Innovid Corp. [2]	1,457,629	4,504,074
Magnite [2]	530,603	8,447,200
Thryv Holdings [2]	223,623	3,309,620
		23,647,972
Total (Cost $49,836,934)		60,433,119

CONSUMER DISCRETIONARY – 10.0%
AUTOMOBILE COMPONENTS - 2.0%
†Fox Factory Holding [2]	110,550	3,346,349
Garrett Motion [2]	880,837	7,953,958
Gentherm [2]	56,705	2,263,947
Modine Manufacturing [2]	25,905	3,003,167
Patrick Industries	45,967	3,818,938
Stoneridge [2]	458,788	2,876,601
		23,262,960
BROADLINE RETAIL - 0.5%
Dillard’s Cl. A	13,852	5,980,462
DIVERSIFIED CONSUMER SERVICES - 0.4%
Udemy [2]	595,978	4,904,899
HOTELS, RESTAURANTS & LEISURE - 0.1%
Century Casinos [2]	427,984	1,386,668
Noodles & Company Cl. A [2],[3]	672,581	389,290
		1,775,958
HOUSEHOLD DURABLES - 3.1%
Beazer Homes USA [2]	123,267	3,384,912
Cavco Industries [2]	12,174	5,432,404
Century Communities	35,209	2,582,932
Champion Homes [2]	92,868	8,181,671
M/I Homes [2]	25,692	3,415,751
Taylor Morrison Home [2]	86,972	5,323,556
Toll Brothers	25,924	3,265,128
Tri Pointe Homes [2]	126,488	4,586,455
		36,172,809
SPECIALTY RETAIL - 2.7%
†Advance Auto Parts	105,486	4,988,433
Beyond [2]	176,192	868,627
Caleres	200,081	4,633,876
Designer Brands Cl. A	226,268	1,208,271
J.Jill	214,013	5,911,039
MarineMax [2]	219,654	6,358,983
OneWater Marine Cl. A [2]	244,021	4,241,085
Victoria’s Secret & Co. [2],[3]	72,489	3,002,494
		31,212,808
TEXTILES, APPAREL & LUXURY GOODS - 1.2%
Lakeland Industries [5]	428,565	10,949,836

See Notes to Financial Statements	11

   December 31, 2024

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE
CONSUMER DISCRETIONARY (continued)
TEXTILES, APPAREL & LUXURY GOODS (continued)
Vera Bradley [2,3]	708,338	$2,783,768
		13,733,604
Total (Cost $93,453,540)		117,043,500

CONSUMER STAPLES – 1.2%
FOOD PRODUCTS - 0.6%
SunOpta [2]	923,596	7,111,689
HOUSEHOLD PRODUCTS - 0.4%
Spectrum Brands Holdings	53,440	4,515,146
PERSONAL CARE PRODUCTS - 0.2%
Interparfums	19,071	2,508,027
Total (Cost $10,932,920)		14,134,862

ENERGY – 9.8%
ENERGY EQUIPMENT & SERVICES - 5.5%
Archrock	190,159	4,733,057
† Atlas Energy Solutions	119,543	2,651,464
† Kodiak Gas Services	181,281	7,401,703
† Liberty Energy Cl. A	138,340	2,751,583
Mammoth Energy Services [2]	785,618	2,356,854
NPK International [2]	714,286	5,478,574
Patterson-UTI Energy	632,178	5,221,790
ProPetro Holding Corp. [2]	471,644	4,400,438
Ranger Energy Services Cl. A	431,952	6,686,617
Select Water Solutions Cl. A	826,787	10,946,660
Solaris Energy Infrastructure Cl. A	400,673	11,531,369
		64,160,109
OIL, GAS & CONSUMABLE FUELS - 4.3%
Ardmore Shipping	441,508	5,364,322
Baytex Energy	1,556,204	4,015,006
Comstock Resources [2]	414,100	7,544,902
†Kosmos Energy [2]	942,363	3,222,882
Matador Resources	65,419	3,680,473
Navigator Holdings	449,064	6,893,133
Northern Oil & Gas	145,256	5,397,713
†SandRidge Energy	423,154	4,955,133
Scorpio Tankers	106,661	5,299,985
†Vermilion Energy	487,766	4,591,098
		50,964,647
Total (Cost $81,347,924)		115,124,756

FINANCIALS – 8.8%
BANKS - 3.6%
Axos Financial [2]	41,065	2,868,390
BankUnited	195,544	7,463,914
BayCom Corp.	208,098	5,585,350
Business First Bancshares	251,776	6,470,643
Customers Bancorp [2]	83,410	4,060,399
† Dime Community Bancshares	139,364	4,283,353
First Foundation	505,853	3,141,347
Hilltop Holdings	125,587	3,595,556
Seacoast Banking Corporation of Florida	167,136	4,601,254
		42,070,206
CAPITAL MARKETS - 3.2%
Artisan Partners Asset Management Cl. A	122,796	5,286,368
† Bridge Investment Group Holdings Cl. A	533,427	4,480,787
Canaccord Genuity Group	981,159	6,900,774
† Marex Group	106,588	3,322,348
Moelis & Company Cl. A	40,956	3,025,829
Perella Weinberg Partners Cl. A	303,525	7,236,036
†Victory Capital Holdings	112,978	7,395,540
		37,647,682
FINANCIAL SERVICES - 1.6%
Acacia Research [2]	412,737	1,791,278
†I3 Verticals Cl. A [2]	287,090	6,614,554
†NCR Atleos [2]	114,716	3,891,167
†Repay Holdings Cl. A [2]	357,492	2,727,664
Walker & Dunlop	41,999	4,082,723
		19,107,386
INSURANCE - 0.4%
†Abacus Life [2]	273,969	2,145,177
Brighthouse Financial [2]	51,793	2,488,136
		4,633,313
Total (Cost $83,808,004)		103,458,587

HEALTH CARE – 9.7%
BIOTECHNOLOGY - 0.4%
MiMedx Group [2]	464,772	4,471,107
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
AngioDynamics [2]	592,238	5,424,900
Apyx Medical [2,3]	994,779	1,571,751
Artivion [2]	307,121	8,780,589
Bioventus Cl. A [2]	390,237	4,097,489
†Enovis Corporation [2]	143,867	6,312,884
Tactile Systems Technology [2]	288,811	4,947,332
†TELA Bio [2,3]	532,972	1,609,576
Varex Imaging [2]	375,168	5,473,701
		38,218,222
HEALTH CARE PROVIDERS & SERVICES - 3.6%
†AdaptHealth Corp. [2]	532,962	5,073,798
†Alignment Healthcare [2]	414,988	4,668,615
†Astrana Health [2]	127,266	4,012,697
Community Health Systems [2]	750,524	2,244,067
†Concentra Group Holdings Parent	116,771	2,309,730
Cross Country Healthcare [2]	442,380	8,033,621
NeoGenomics [2]	358,609	5,909,876
Quipt Home Medical [2,3]	1,057,695	3,225,970
RadNet [2]	54,075	3,776,598
Select Medical Holdings	146,167	2,755,248
		42,010,220
HEALTH CARE TECHNOLOGY - 0.8%
Evolent Health Cl. A [2]	307,476	3,459,105
LifeMD [2,3]	594,754	2,944,032
†OptimizeRx Corporation [2]	567,344	2,757,292
		9,160,429
LIFE SCIENCES TOOLS & SERVICES - 0.9%
Azenta [2]	204,671	10,233,550
PHARMACEUTICALS - 0.8%
†Harrow [2]	77,744	2,608,311
Organon & Co	435,738	6,501,211
		9,109,522
Total (Cost $101,440,370)		113,203,050

INDUSTRIALS – 26.0%
AEROSPACE & DEFENSE - 5.7%
AAR Corp. [2]	140,388	8,602,977
Astronics Corporation [2]	418,993	6,687,128
BWX Technologies	62,920	7,008,659

See Notes to Financial Statements	12

Schedules of Investments

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

INDUSTRIALS (continued)
AEROSPACE & DEFENSE (continued)
Ducommun [2]	125,194	$7,969,850
Kratos Defense & Security Solutions [2]	323,780	8,541,316
Leonardo DRS [2]	248,738	8,036,725
Mercury Systems [2]	140,051	5,882,142
Triumph Group [2]	434,616	8,109,935
V2X [2]	114,668	5,484,570
		66,323,302
AIR FREIGHT & LOGISTICS - 1.2%
Hub Group Cl. A	177,292	7,900,132
Radiant Logistics [2]	908,253	6,085,295
		13,985,427
BUILDING PRODUCTS - 1.4%
Gibraltar Industries [2]	69,364	4,085,540
Insteel Industries	144,430	3,901,054
†Janus International Group [2]	188,612	1,386,298
Resideo Technologies [2]	312,764	7,209,210
		16,582,102
COMMERCIAL SERVICES & SUPPLIES - 2.4%
CECO Environmental [2]	309,190	9,346,814
Healthcare Services Group [2]	793,015	9,210,869
†Pursuit Attractions and Hospitality [2]	62,893	2,673,582
VSE Corporation	70,043	6,661,089
		27,892,354
CONSTRUCTION & ENGINEERING - 3.5%
Argan	8,419	1,153,740
Concrete Pumping Holdings [2]	558,330	3,718,478
Construction Partners Cl. A [2]	56,449	4,993,479
Limbach Holdings [2]	32,506	2,780,563
Matrix Service [2]	451,364	5,402,827
Northwest Pipe [2]	151,971	7,334,120
Orion Group Holdings [2]	1,078,424	7,904,848
Primoris Services	106,590	8,143,476
		41,431,531
ELECTRICAL EQUIPMENT - 0.6%
American Superconductor [2]	215,080	5,297,420
†Fluence Energy Cl. A [2,3]	108,917	1,729,602
†Shoals Technologies Group Cl. A [2]	90,322	499,481
		7,526,503
MACHINERY - 5.4%
† Ag Growth International	109,585	3,874,298
Chart Industries [2,3]	58,358	11,137,041
Commercial Vehicle Group [2]	1,010,246	2,505,410
Enpro	21,178	3,652,146
Helios Technologies	177,129	7,907,039
Luxfer Holdings	602,943	7,892,524
Mayville Engineering [2]	309,128	4,859,492
Shyft Group (The)	382,342	4,488,695
Stratasys [2]	87,665	779,342
Trinity Industries	218,924	7,684,232
Twin Disc	175,176	2,058,318
Wabash National	374,511	6,415,373
		63,253,910
PROFESSIONAL SERVICES - 3.4%
Conduent [2]	765,528	3,092,733
Korn Ferry	82,168	5,542,232
Mistras Group [2]	768,427	6,961,949
Resources Connection	554,696	4,731,557
†TaskUs Cl. A [2,3]	395,184	6,694,417
TrueBlue [2]	618,631	5,196,500
WNS (Holdings) [2]	170,945	8,101,083
		40,320,471
TRADING COMPANIES & DISTRIBUTORS - 2.4%
Air Lease Cl. A	148,924	7,179,626
DNOW [2]	335,357	4,362,995
Herc Holdings	22,988	4,352,318
Hudson Technologies [2]	3,940	21,985
MRC Global [2]	509,189	6,507,435
WESCO International	30,812	5,575,740
		28,000,099
Total (Cost $224,445,473)		305,315,699

INFORMATION TECHNOLOGY – 21.0%
COMMUNICATIONS EQUIPMENT - 3.2%
ADTRAN Holdings [2]	183,533	1,528,830
Applied Optoelectronics [2,3]	248,854	9,172,758
Aviat Networks [2]	343,124	6,213,976
Clearfield [2]	122,959	3,811,729
Comtech Telecommunications [2]	706,467	2,832,933
Digi International [2]	279,144	8,438,523
Ribbon Communications [2]	1,486,671	6,184,551
		38,183,300
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 6.1%
Advanced Energy Industries	33,804	3,908,757
Arlo Technologies [2]	676,018	7,564,641
Coherent Corp. [2]	21,490	2,035,748
CTS Corporation	137,954	7,274,314
Fabrinet [2]	9,326	2,050,601
†FARO Technologies [2]	364,596	9,246,155
Identiv [2]	804,957	2,946,143
IPG Photonics [2]	74,134	5,391,024
Knowles Corporation [2]	502,252	10,009,882
nLIGHT [2]	762,663	8,000,335
†Powerfleet [2]	552,155	3,677,352
SmartRent Cl. A [2,3]	680,806	1,191,411
Vishay Intertechnology	272,094	4,609,272
Vishay Precision Group [2]	158,175	3,712,367
		71,618,002
IT SERVICES - 2.3%
Applied Digital [2,3]	313,065	2,391,817
Endava ADR Cl. A [2]	154,840	4,784,556
Grid Dynamics Holdings [2]	375,114	8,342,535
Kyndryl Holdings [2]	325,769	11,271,608
		26,790,516
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.2%
Alpha & Omega Semiconductor [2]	180,720	6,692,062
Amkor Technology	177,535	4,560,874
Amtech Systems [2]	536,307	2,922,873
Cohu [2]	232,020	6,194,934
FormFactor [2]	151,551	6,668,244
Ichor Holdings [2]	278,550	8,974,881
†indie Semiconductor Cl. A [2,3]	326,750	1,323,337
inTEST Corporation [2]	464,031	3,986,026
Kopin Corporation [2]	2,697,788	3,668,992
Kulicke & Soffa Industries	135,660	6,329,896
Onto Innovation [2]	10,478	1,746,368
†Penguin Solutions [2]	286,422	5,496,438
Ultra Clean Holdings [2]	212,055	7,623,377

See Notes to Financial Statements	13

December 31, 2024

Royce Small-Cap Opportunity Fund (continued)

	SHARES	VALUE

INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
Veeco Instruments [2]	240,027	$6,432,724
		72,621,026
SOFTWARE - 2.5%
A10 Networks	485,029	8,924,534
†Five9 [2]	175,457	7,130,572
LiveRamp Holdings [2]	194,787	5,915,681
Viant Technology Cl. A [2]	385,024	7,311,606
		29,282,393
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Eastman Kodak [2,3]	218,097	1,432,897
Immersion Corporation	278,828	2,434,169
Intevac [2]	1,236,965	4,205,681
		8,072,747
Total (Cost $169,153,784)		246,567,984

MATERIALS – 5.3%
CHEMICALS - 1.4%
Aspen Aerogels [2]	252,434	2,998,916
†Ingevity Corporation [2]	115,888	4,722,436
Mativ Holdings	547,510	5,967,859
Tronox Holdings	305,240	3,073,767
		16,762,978
CONSTRUCTION MATERIALS - 0.5%
Summit Materials Cl. A [2]	105,267	5,326,510
METALS & MINING - 3.4%
ATI [2]	132,344	7,284,214
Capstone Copper [2]	1,015,299	6,279,181
Carpenter Technology	32,304	5,482,312
Commercial Metals	132,172	6,555,731
Ferroglobe	1,211,265	4,602,807
Major Drilling Group International [2]	958,989	5,477,268
Metallus [2]	338,588	4,784,248
Noranda Aluminum Holding Corporation [2,4]	488,157	0
		40,465,761
Total (Cost $45,624,633)		62,555,249

REAL ESTATE – 0.4%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
† Kennedy-Wilson Holdings	434,298	4,338,637
Total (Cost $4,061,503)		4,338,637

TOTAL COMMON STOCKS
(Cost $864,105,085)		1,142,175,443

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.4% Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.35%)
(Cost $3,971,397)	3,971,397	3,971,397

INVESTMENTS AT VALUE
(Cost $868,076,482)	1,146,146,840

REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $32,902,846 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $33,554,107)
(Cost $32,895,993)	32,895,993

TOTAL INVESTMENTS – 100.6%
(Cost $900,972,475)	1,179,042,833

LIABILITIES LESS CASH AND OTHER ASSETS – (0.6)%	(6,749,984)

NET ASSETS – 100.0%	$1,172,292,849

See Notes to Financial Statements	14

Schedules of Investments

Royce Small-Cap Special Equity Fund

Common Stocks – 84.5%

	SHARES	VALUE

COMMUNICATION SERVICES – 5.7%
MEDIA - 5.7%
TEGNA	1,901,300	$34,774,777
Total (Cost $36,295,694)		34,774,777

CONSUMER DISCRETIONARY – 15.6%
AUTOMOBILE COMPONENTS - 5.3%
Standard Motor Products	1,046,000	32,405,080
BROADLINE RETAIL - 2.8%
Macy’s	1,020,000	17,268,600
DIVERSIFIED CONSUMER SERVICES - 1.1%
H&R Block	125,000	6,605,000
HOTELS, RESTAURANTS & LEISURE - 1.3%
Nathan’s Famous	104,500	8,214,745
HOUSEHOLD DURABLES - 1.0%
Ethan Allen Interiors	229,500	6,451,245
SPECIALTY RETAIL - 0.7%
ODP Corporation (The) [2]	183,000	4,161,420
TEXTILES, APPAREL & LUXURY GOODS - 3.4%
Movado Group	1,068,000	21,018,240
Total (Cost $103,200,770)		96,124,330

CONSUMER STAPLES – 9.5%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.6%
Ingles Markets Cl. A	348,000	22,425,120
FOOD PRODUCTS - 3.9%
John B. Sanfilippo & Son	277,000	24,129,470
HOUSEHOLD PRODUCTS - 2.0%
Oil-Dri Corporation of America	138,000	12,094,320
Total (Cost $46,327,661)		58,648,910

ENERGY – 0.6%
ENERGY EQUIPMENT & SERVICES - 0.6%
RPC	672,900	3,997,026
Total (Cost $5,247,447)		3,997,026

FINANCIALS – 6.0%
CAPITAL MARKETS - 6.0%
Diamond Hill Investment Group [5]	139,500	21,636,450
Federated Hermes Cl. B	303,500	12,476,885
GAMCO Investors Cl. A [1]	115,500	2,770,845
Total (Cost $28,509,191)		36,884,180

INDUSTRIALS – 24.2%
BUILDING PRODUCTS - 4.2%
Insteel Industries	427,000	11,533,270
UFP Industries	126,500	14,250,225
		25,783,495
COMMERCIAL SERVICES & SUPPLIES - 4.3%
Ennis	1,265,000	26,678,850
ELECTRICAL EQUIPMENT - 4.6%
Atkore	133,000	11,098,850
Preformed Line Products	135,500	17,315,545
		28,414,395
MACHINERY - 10.9%
Gencor Industries [2],[5]	913,000	16,114,450
Miller Industries	160,200	10,470,672
Mueller Industries	508,500	40,354,560
		66,939,682
PROFESSIONAL SERVICES - 0.2%
Resources Connection	120,000	1,023,600
Total (Cost $104,461,362)		148,840,022

INFORMATION TECHNOLOGY – 8.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Vishay Intertechnology	1,611,000	27,290,340
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
NVE Corporation [5]	326,500	26,586,895
Total (Cost $43,081,661)		53,877,235

MATERIALS – 10.5%
CHEMICALS - 0.6%
Huntsman Corporation	195,000	3,515,850
CONSTRUCTION MATERIALS - 4.8%
United States Lime & Minerals	225,000	29,866,500
METALS & MINING - 1.7%
Commercial Metals	128,000	6,348,800
Metallus [2]	276,000	3,899,880
		10,248,680
PAPER & FOREST PRODUCTS - 3.4%
Sylvamo Corporation	261,500	20,663,730
Total (Cost $27,938,337)		64,294,760

REAL ESTATE – 3.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.6%
Marcus & Millichap	585,500	22,401,230
Total (Cost $14,511,953)		22,401,230

TOTAL COMMON STOCKS
(Cost $409,574,076)		519,842,470

INVESTMENTS AT VALUE
(Cost $409,574,076)		519,842,470

REPURCHASE AGREEMENT– 15.9%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $97,720,463 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $99,654,256)
(Cost $97,700,108)		97,700,108

TOTAL INVESTMENTS – 100.4%
(Cost $507,274,184)		617,542,578

LIABILITIES LESS CASH AND OTHER ASSETS – (0.4)%		(2,385,860)

NET ASSETS – 100.0%		$615,156,718

See Notes to Financial Statements	15

December 31, 2024

Royce Small-Cap Total Return Fund

Common Stocks – 96.4%

	SHARES	VALUE

COMMUNICATION SERVICES – 5.9%
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%
IDT Corporation Cl. B	448,146	$21,295,898
INTERACTIVE MEDIA & SERVICES - 3.8%
Shutterstock	560,656	17,015,910
Ziff Davis [2]	373,837	20,314,302
		37,330,212
Total (Cost $62,044,855)		58,626,110

CONSUMER DISCRETIONARY – 9.8%
LEISURE PRODUCTS - 1.7%
YETI Holdings [2]	424,830	16,360,203
SPECIALTY RETAIL - 8.1%
Academy Sports & Outdoors	624,911	35,951,130
Advance Auto Parts	681,171	32,212,577
OneWater Marine Cl. A [2]	742,761	12,909,186
		81,072,893
Total (Cost $103,181,253)		97,433,096

ENERGY – 4.2%
ENERGY EQUIPMENT & SERVICES - 4.2%
Cactus Cl. A	170,442	9,946,995
Core Laboratories	689,591	11,936,820
Pason Systems	2,063,268	19,535,342
Total (Cost $37,875,553)		41,419,157
FINANCIALS – 36.1%
BANKS - 15.8%
†Banc of California	703,720	10,879,511
BankUnited	374,856	14,308,253
First Financial Bankshares	123,387	4,448,101
German American Bancorp	224,504	9,029,551
Glacier Bancorp	199,851	10,036,517
Hingham Institution for Savings	50,369	12,800,778
Home BancShares	708,233	20,042,994
†Metropolitan Bank Holding [2]	34,197	1,997,105
OceanFirst Financial	511,233	9,253,317
Origin Bancorp	460,509	15,330,345
Seacoast Banking Corporation of Florida	598,847	16,486,258
TowneBank	484,417	16,499,243
Western Alliance Bancorp	103,381	8,636,449
Wintrust Financial	58,752	7,326,962
		157,075,384
CAPITAL MARKETS - 5.5%
GCM Grosvenor Cl. A	1,469,204	18,027,133
†Marex Group	593,006	18,483,997
StoneX Group [2]	50,553	4,952,677
Tel Aviv Stock Exchange [1]	1,189,537	13,796,509
		55,260,316
CONSUMER FINANCE - 1.9%
Encore Capital Group [2]	174,821	8,351,199
PRA Group [2]	484,136	10,113,601
		18,464,800
FINANCIAL SERVICES - 2.6%
Compass Diversified Holdings	608,163	14,036,402
†Merchants Bancorp	331,310	12,082,876
		26,119,278
INSURANCE - 10.3%
AMERISAFE	228,110	11,756,789
Assured Guaranty	331,298	29,820,133
Axis Capital Holdings	232,924	20,641,725
International General Insurance Holdings	1,181,343	28,068,710
RenaissanceRe Holdings	51,462	12,804,260
		103,091,617
Total (Cost $249,867,329)		360,011,395

HEALTH CARE – 0.8%
HEALTH CARE PROVIDERS & SERVICES - 0.8%
†PACS Group [2]	628,551	8,240,304
Total (Cost $12,983,780)		8,240,304

INDUSTRIALS – 18.3%
BUILDING PRODUCTS - 1.6%
UFP Industries	144,243	16,248,974
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Healthcare Services Group [2]	2,162,452	25,116,880
†Vestis Corporation	665,637	10,144,308
		35,261,188
ELECTRICAL EQUIPMENT - 1.0%
†Atkore	122,212	10,198,591
MACHINERY - 1.7%
Timken Company (The)	241,516	17,236,997
PROFESSIONAL SERVICES - 4.6%
Barrett Business Services	646,895	28,101,119
†Franklin Covey [2]	138,619	5,209,302
KBR	214,046	12,399,684
		45,710,105
TRADING COMPANIES & DISTRIBUTORS - 5.8%
Air Lease Cl. A	500,566	24,132,287
Applied Industrial Technologies	31,456	7,532,768
FTAI Aviation	39,516	5,691,885
MSC Industrial Direct Cl. A	275,597	20,584,340
		57,941,280
Total (Cost $144,557,878)		182,597,135

INFORMATION TECHNOLOGY – 14.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.9%
Bel Fuse Cl. B	189,447	15,623,694
Coherent Corp. [2]	33,697	3,192,117
Vontier Corporation	561,211	20,467,365
		39,283,176
IT SERVICES - 6.1%
Hackett Group (The)	875,075	26,882,304
Kyndryl Holdings [2]	983,757	34,037,992
		60,920,296
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Kulicke & Soffa Industries	626,820	29,247,421
SOFTWARE - 1.7%
Sapiens International	614,723	16,517,607
Total (Cost $92,934,906)		145,968,500

MATERIALS – 5.6%
CHEMICALS - 3.8%
Element Solutions	758,630	19,291,961
Ingevity Corporation [2]	451,701	18,406,816
		37,698,777
CONTAINERS & PACKAGING - 1.8%
Silgan Holdings	350,817	18,260,025
Total (Cost $43,934,508)		55,958,802

See Notes to Financial Statements	16

Schedules of Investments

Royce Small-Cap Total Return Fund (continued)

	SHARES	VALUE

REAL ESTATE – 1.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Kennedy-Wilson Holdings	1,120,939	$11,198,181
Total (Cost $10,468,468)		11,198,181
TOTAL COMMON STOCKS
(Cost $757,848,530)		961,452,680
INVESTMENTS AT VALUE
(Cost $757,848,530)		961,452,680
REPURCHASE AGREEMENT– 3.8%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $37,771,907 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $38,519,371)
(Cost $37,764,040)		37,764,040
TOTAL INVESTMENTS – 100.2%
(Cost $795,612,570)		999,216,720
LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(1,556,459)

NET ASSETS – 100.0%		$997,660,261

Royce Small-Cap Value Fund

Common Stocks – 99.2%

	SHARES	VALUE

COMMUNICATION SERVICES – 1.7%
MEDIA - 1.7%
TEGNA	99,026	$1,811,186
Total (Cost $1,567,654)		1,811,186
CONSUMER DISCRETIONARY – 24.6%
AUTOMOBILE COMPONENTS - 3.3%
†Lear Corporation	19,596	1,855,741
Visteon Corporation [2]	20,032	1,777,239
		3,632,980
DIVERSIFIED CONSUMER SERVICES - 1.4%
†frontdoor [2]	27,585	1,508,072
HOTELS, RESTAURANTS & LEISURE - 1.0%
Bloomin’ Brands	89,052	1,087,325
HOUSEHOLD DURABLES - 7.3%
Ethan Allen Interiors	38,118	1,071,497
M/I Homes [2]	13,046	1,734,466
Meritage Homes	11,005	1,692,789
PulteGroup	15,519	1,690,019
Tri Pointe Homes [2]	49,964	1,811,694
		8,000,465
SPECIALTY RETAIL - 9.5%
†Academy Sports & Outdoors	16,356	940,961
Buckle (The)	39,957	2,030,215
Caleres	77,038	1,784,200
†J.Jill	49,336	1,362,660
Shoe Carnival	52,774	1,745,764
Signet Jewelers	16,590	1,338,979
Williams-Sonoma	5,898	1,092,192
		10,294,971
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Kontoor Brands	17,658	1,508,170
†Oxford Industries	8,332	656,395
Steven Madden	2,685	114,166
		2,278,731
Total (Cost $21,617,482)		26,802,544
CONSUMER STAPLES – 1.9%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Village Super Market Cl. A	66,216	2,111,628
Total (Cost $1,514,187)		2,111,628
ENERGY – 10.3%
OIL, GAS & CONSUMABLE FUELS - 10.3%
Chord Energy	6,992	817,505
Civitas Resources	30,306	1,390,136
†Crescent Energy Cl. A	113,719	1,661,434
Dorchester Minerals L.P.	51,215	1,706,996
Matador Resources	24,365	1,370,775
Riley Exploration Permian	37,338	1,191,829
SM Energy	41,180	1,596,137
†Teekay Tankers Cl. A	36,596	1,456,155
Total (Cost $9,421,168)		11,190,967
FINANCIALS – 20.8%
BANKS - 15.8%
†Burke & Herbert Financial Services	23,309	1,453,549
Citizens Community Bancorp	41,889	682,372
CNB Financial	60,523	1,504,602
Dime Community Bancshares	45,206	1,389,406
Heritage Financial	63,473	1,555,089
Mid Penn Bancorp	52,785	1,522,319

See Notes to Financial Statements	17

December 31, 2024

Royce Small-Cap Value Fund (continued)

	SHARES	VALUE

FINANCIALS (continued)
BANKS (continued)
†OceanFirst Financial	44,319	$802,174
†Premier Financial	42,882	1,096,493
Princeton Bancorp	18,409	633,822
Riverview Bancorp	1,976	11,342
Timberland Bancorp	44,608	1,360,990
TrustCo Bank Corp NY	29,735	990,473
Unity Bancorp	41,692	1,818,188
Univest Financial	52,123	1,538,150
Western New England Bancorp	98,452	905,758
		17,264,727
CAPITAL MARKETS - 1.4%
Evercore Cl. A	5,364	1,486,847
FINANCIAL SERVICES - 1.7%
International Money Express [2]	87,750	1,827,833
INSURANCE - 1.9%
Tiptree	100,226	2,090,714
Total (Cost $15,698,601)		22,670,121

HEALTH CARE – 6.4%
BIOTECHNOLOGY - 1.4%
Catalyst Pharmaceuticals [2]	75,311	1,571,741
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Molina Healthcare [2]	6,177	1,797,816
Patterson Companies	49,881	1,539,327
		3,337,143
PHARMACEUTICALS - 1.9%
Collegium Pharmaceutical [2]	47,562	1,362,651
SIGA Technologies	121,804	732,042
		2,094,693
Total (Cost $5,060,885)		7,003,577

INDUSTRIALS – 19.1%
AIR FREIGHT & LOGISTICS - 0.9%
Hub Group Cl. A	21,499	957,995
BUILDING PRODUCTS - 2.9%
†MasterBrand [2]	92,647	1,353,572
Quanex Building Products	39,787	964,437
UFP Industries	7,538	849,156
		3,167,165
CONSTRUCTION & ENGINEERING - 1.4%
Sterling Infrastructure [2]	8,711	1,467,368
GROUND TRANSPORTATION - 3.4%
ArcBest Corporation	13,979	1,304,520
Schneider National Cl. B	37,048	1,084,766
Universal Logistics Holdings	29,365	1,349,028
		3,738,314
MACHINERY - 3.7%
†Allison Transmission Holdings	18,676	2,018,129
Miller Industries	21,492	1,404,717
†Terex Corporation	14,216	657,063
		4,079,909
MARINE TRANSPORTATION - 2.5%
Genco Shipping & Trading	94,719	1,320,383
Pangaea Logistics Solutions	271,206	1,453,664
		2,774,047
PROFESSIONAL SERVICES - 4.3%
Barrett Business Services	36,040	1,565,578
IBEX [2]	89,474	1,922,796
Korn Ferry	17,460	1,177,677
		4,666,051
Total (Cost $14,701,977)		20,850,849

INFORMATION TECHNOLOGY – 13.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 10.8%
Bel Fuse Cl. B	17,974	1,482,316
ePlus [2]	19,347	1,429,356
Flex [2]	55,017	2,112,103
Insight Enterprises [2]	1,798	273,476
Jabil	13,114	1,887,104
PC Connection	13,995	969,434
Sanmina Corporation [2]	28,055	2,122,922
TD SYNNEX	11,370	1,333,473
Vishay Intertechnology	13,181	223,286
		11,833,470
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Amkor Technology	25,930	666,142
SOFTWARE - 0.5%
Adeia	36,989	517,106
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
Diebold Nixdorf [2]	42,936	1,847,966
Total (Cost $7,631,238)		14,864,684

REAL ESTATE – 0.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
RMR Group (The) Cl. A	42,201	871,029
Total (Cost $1,120,951)		871,029
TOTAL COMMON STOCKS
(Cost $78,334,143)		108,176,585
INVESTMENTS AT VALUE
(Cost $78,334,143)		108,176,585
REPURCHASE AGREEMENT– 0.9%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $950,001 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $968,812)
(Cost $949,804)		949,804
TOTAL INVESTMENTS – 100.1%
(Cost $79,283,947)		109,126,389
LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(74,654)

NET ASSETS – 100.0%		$109,051,735

See Notes to Financial Statements	18

Schedules of Investments

Royce Smaller-Companies Growth Fund

Common Stocks – 94.9%

	SHARES	VALUE
COMMUNICATION SERVICES – 1.8%
INTERACTIVE MEDIA & SERVICES - 1.8%
†Reddit Cl. A [2]	20,900	$3,415,896
Total (Cost $832,980)		3,415,896

CONSUMER DISCRETIONARY – 9.2%
DIVERSIFIED CONSUMER SERVICES - 3.2%
Bright Horizons Family Solutions [2]	24,506	2,716,490
†OneSpaWorld Holdings	163,000	3,243,700
		5,960,190
HOTELS, RESTAURANTS & LEISURE - 5.3%
DraftKings Cl. A [2]	51,000	1,897,200
Kura Sushi USA Cl. A [2],[3]	20,500	1,856,890
†Life Time Group Holdings [2]	152,000	3,362,240
Texas Roadhouse	16,000	2,886,880
		10,003,210
HOUSEHOLD DURABLES - 0.7%
Installed Building Products	7,000	1,226,750
Total (Cost $12,436,568)		17,190,150

CONSUMER STAPLES – 4.6%
BEVERAGES - 0.7%
Celsius Holdings [2]	50,500	1,330,170
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
†Guardian Pharmacy Services Cl. A [2]	176,000	3,565,760
FOOD PRODUCTS - 2.0%
Freshpet [2],[3]	25,000	3,702,750
Total (Cost $6,120,826)		8,598,680

ENERGY – 3.5%
ENERGY EQUIPMENT & SERVICES - 0.7%
Oceaneering International [2]	55,000	1,434,400
OIL, GAS & CONSUMABLE FUELS - 2.8%
†Centrus Energy Cl. A [2]	6,000	399,660
† Golar LNG	81,000	3,427,920
†Uranium Energy [2]	210,000	1,404,900
		5,232,480
Total (Cost $5,585,721)		6,666,880

FINANCIALS – 12.7%
BANKS - 5.5%
Atlantic Union Bankshares	78,000	2,954,640
†Coastal Financial [2]	30,000	2,547,300
†Glacier Bancorp	35,000	1,757,700
Seacoast Banking Corporation of Florida	107,000	2,945,710
		10,205,350
CAPITAL MARKETS - 0.8%
Open Lending [2]	250,000	1,492,500
CONSUMER FINANCE - 0.5%
†Encore Capital Group [2]	18,000	859,860
FINANCIAL SERVICES - 3.0%
AvidXchange Holdings [2]	99,974	1,033,731
Cantaloupe [2]	491,000	4,669,410
		5,703,141
INSURANCE - 2.9%
†Abacus Life [2]	476,000	3,727,080
†TWFG Cl. A [2]	57,000	1,755,600
		5,482,680
Total (Cost $20,931,654)		23,743,531

HEALTH CARE – 19.8%
BIOTECHNOLOGY - 6.9%
†Alvotech [2]	132,000	1,746,360
ARS Pharmaceuticals [2],[3]	224,000	2,363,200
CareDx [2]	154,000	3,297,140
†Catalyst Pharmaceuticals [2]	25,000	521,750
MeiraGTx Holdings [2]	216,989	1,321,463
Oxford Biomedica [1],[2]	310,000	1,620,684
PureTech Health [1],[2]	1,106,000	2,072,976
		12,943,573
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Alphatec Holdings [2]	208,000	1,909,440
†Integer Holdings [2]	15,000	1,987,800
SI-BONE [2]	110,000	1,542,200
TransMedics Group [2],[3]	6,000	374,100
		5,813,540
HEALTH CARE PROVIDERS & SERVICES - 2.6%
Hims & Hers Health Cl. A [2],[3]	121,000	2,925,780
†Talkspace [2],[3]	606,462	1,873,968
		4,799,748
LIFE SCIENCES TOOLS & SERVICES - 2.3%
Azenta [2]	29,000	1,450,000
BioLife Solutions [2]	111,000	2,881,560
		4,331,560
PHARMACEUTICALS - 4.9%
Axsome Therapeutics [2],[3]	28,500	2,411,385
Corcept Therapeutics [2]	62,000	3,124,180
Harrow [2]	43,700	1,466,135
†Intra-Cellular Therapies [2]	27,500	2,296,800
		9,298,500
Total (Cost $32,616,414)		37,186,921

INDUSTRIALS – 17.1%
AEROSPACE & DEFENSE - 2.9%
AeroVironment [2],[3]	16,000	2,462,240
BWX Technologies	26,500	2,951,835
		5,414,075
AIR FREIGHT & LOGISTICS - 0.6%
GXO Logistics [2]	26,000	1,131,000
COMMERCIAL SERVICES & SUPPLIES - 4.1%
ACV Auctions Cl. A [2]	235,000	5,076,000
VSE Corporation	28,000	2,662,800
		7,738,800
CONSTRUCTION & ENGINEERING - 2.0%
†Argan	5,500	753,720
†Limbach Holdings [2]	35,000	2,993,900
		3,747,620
GROUND TRANSPORTATION - 0.7%
RXO [2]	53,000	1,263,520
MACHINERY - 1.0%
ATS Corporation [2]	61,500	1,875,655
PASSENGER AIRLINES - 1.1%
†Blade Air Mobility [2]	492,000	2,091,000
PROFESSIONAL SERVICES - 1.5%
Paylocity Holding [2]	13,786	2,749,894
TRADING COMPANIES & DISTRIBUTORS - 3.2%
Distribution Solutions Group [2]	119,111	4,097,418
FTAI Aviation	14,000	2,016,560
		6,113,978
Total (Cost $18,630,734)		32,125,542

See Notes to Financial Statements	19

December 31, 2024

Royce Smaller-Companies Growth Fund (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY – 24.3%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.0%
†Mirion Technologies Cl. A [2]	200,000	$3,490,000
nLIGHT [2]	42,000	440,580
†PAR Technology [2]	49,000	3,560,830
		7,491,410
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
Impinj [2]	5,300	769,878
†Nova [2]	12,500	2,461,875
PDF Solutions [2]	82,000	2,220,560
Semtech Corporation [2]	63,000	3,896,550
Silicon Laboratories [2]	20,500	2,546,510
		11,895,373
SOFTWARE - 13.9%
Agilysys [2]	24,000	3,161,040
†Blend Labs Cl. A [2]	689,000	2,900,690
†Clearwater Analytics Holdings Cl. A [2]	74,000	2,036,480
Coveo Solutions [2]	374,000	1,659,967
CyberArk Software [2]	9,500	3,164,925
Descartes Systems Group (The) [2]	27,033	3,070,949
JFrog [2]	97,318	2,862,122
NextNav [2],[3]	169,894	2,643,551
†Northern Data [1],[2]	25,000	1,154,529
Vertex Cl. A [2]	35,000	1,867,250
Zeta Global Holdings Cl. A [2]	88,000	1,583,120
		26,104,623
Total (Cost $30,058,545)		45,491,406

MATERIALS – 1.9%
METALS & MINING - 1.9%
Carpenter Technology	19,000	3,224,490
Lithium Royalty [2]	108,000	442,534
Total (Cost $2,162,112)		3,667,024

TOTAL COMMON STOCKS
(Cost $129,375,554)		178,086,030

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.6%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.35%)
(Cost $1,106,652)	1,106,652	1,106,652

INVESTMENTS AT VALUE
(Cost $130,482,206)		179,192,682

REPURCHASE AGREEMENT– 5.5%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value
$10,271,713 (collateralized by obligations of U.S. Government Agencies, 3.625%
due 3/31/30, valued at $10,475,030)
(Cost $10,269,574)		10,269,574

TOTAL INVESTMENTS – 101.0%
(Cost $140,751,780)		189,462,256

LIABILITIES LESS CASH AND OTHER ASSETS – (1.0)%		(1,921,148)

NET ASSETS – 100.0%		$187,541,108

For the purposes of this report, “ADR” shall mean American Depository Receipt.

†	New additions in 2024.
[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.
[2]	Non-income producing.
[3]	All or a portion of these securities were on loan as of December 31, 2024.
[4]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.
[5]	As of December 31, 2024, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. See Notes to Financial Statements.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Bold indicates a Fund’s 20 largest equity holdings in terms of December 31, 2024, market value.

See Notes to Financial Statements	20

Statements of Assets and Liabilities

December 31, 2024

	Royce Dividend	Royce International	Royce Micro-Cap	Royce
	Value Fund	Premier Fund	Fund	Premier Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$61,087,103	$179,133,105	$305,677,195	$1,241,641,869
Repurchase agreements (at cost and value)	9,264,067	–	4,147,571	25,639,111
Cash	6,805	–	–	–
Foreign currency[2]	11,022	4,753	–	–
Receivable for investments sold	–	3,050,160	80,936	25,291,056
Receivable for capital shares sold	7,498	87,518	5,888	956,089
Receivable for dividends and interest	92,019	2,607,692	58,604	1,058,488
Receivable for securities lending income	–	–	2,374	–
Prepaid expenses and other assets	442	6,997	2,795	11,274
Total Assets	70,468,956	184,890,225	309,975,363	1,294,597,887
LIABILITIES:
Payable for collateral on loaned securities	–	–	3,002,890	–
Payable to custodian for cash overdrawn	–	1,832,808	–	–
Payable for investments purchased	–	–	55,252	7,254,623
Payable for capital shares redeemed	9,954	3,826,173	193,763	1,416,476
Payable for investment advisory fees	52,016	164,781	267,235	1,174,610
Payable for trustees' fees	2,900	18,012	13,329	61,030
Accrued expenses	68,088	184,953	186,459	469,291
Total Liabilities	132,958	6,026,727	3,718,928	10,376,030
Net Assets	$70,335,998	$178,863,498	$306,256,435	$1,284,221,857
ANALYSIS OF NET ASSETS:
Paid-in capital	$31,061,897	$304,241,067	$212,451,226	$720,284,496
Total distributable earnings (loss)	39,274,101	(125,377,569)	93,805,209	563,937,361
Net Assets	$70,335,998	$178,863,498	$306,256,435	$1,284,221,857
Investment Class	$49,634,102	$79,657,958	$165,091,545	$965,427,707
Service Class	20,701,896	20,099,809	130,813,476	31,253,310
Consultant Class			10,351,414	11,240,063
Institutional Class		79,105,731		276,300,777
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	8,359,702	6,877,373	14,797,372	88,613,477
Service Class	3,329,234	1,424,681	12,144,108	2,981,903
Consultant Class			1,284,491	1,380,555
Institutional Class		6,834,695		24,944,057
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$5.94	$11.58	$11.16	$10.89
Service Class[3]	6.22	14.11	10.77	10.48
Consultant Class[4]			8.06	8.14
Institutional Class[5]		11.57		11.08
Investments at identified cost - Non-Affiliated Companies	$45,805,720	$173,318,906	$218,354,728	$730,187,169
Market value of loaned securities[6]	–	–	8,301,700	–

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $11,058 for Royce Dividend Value Fund and $4,781 for Royce International Premier Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, or a 2% redemption fee (Royce International Premier Fund), payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	21

Statements of Assets and Liabilities	December 31, 2024

	Royce Small-Cap Fund	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$1,809,876,120	$1,135,197,004	$455,504,675	$961,452,680
Affiliated Companies	–	10,949,836	64,337,795	–
Repurchase agreements (at cost and value)	60,383,952	32,895,993	97,700,108	37,764,040
Foreign currency[2]	101,603	–	–	158,338
Receivable for investments sold	1,108,490	1,552,490	–	–
Receivable for capital shares sold	457,527	322,641	780,281	514,173
Receivable for dividends and interest	1,069,034	728,279	471,889	976,004
Receivable for securities lending income	2,602	3,743	–	20
Prepaid expenses and other assets	1,879,578	11,652	6,446	7,607
Total Assets	1,874,878,906	1,181,661,638	618,801,194	1,000,872,862
LIABILITIES:
Payable for collateral on loaned securities	1,251,830	3,971,397	–	–
Payable for investments purchased	605,978	450,835	–	782,038
Payable for capital shares redeemed	1,159,512	3,358,818	2,762,019	1,103,738
Payable for investment advisory fees	1,257,418	1,034,702	559,801	824,306
Payable for trustees’ fees	80,533	52,086	31,491	43,666
Accrued expenses	738,611	500,951	291,165	458,853
Total Liabilities	5,093,882	9,368,789	3,644,476	3,212,601
Net Assets	$1,869,785,024	$1,172,292,849	$615,156,718	$997,660,261
ANALYSIS OF NET ASSETS:
Paid-in capital	$1,247,011,969	$872,250,816	$492,308,585	$774,068,847
Total distributable earnings (loss)	622,773,055	300,042,033	122,848,133	223,591,414
Net Assets	$1,869,785,024	$1,172,292,849	$615,156,718	$997,660,261
Investment Class	$1,404,770,764	$806,369,212	$481,035,284	$625,356,578
Service Class	67,100,523	52,271,045	27,791,880	56,507,125
Consultant Class	179,497,558	12,478,526	13,028,719	81,872,226
Institutional Class	218,416,179	260,432,884	93,300,835	211,811,854
R Class		40,741,182		22,112,478
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	155,527,615	52,063,593	31,643,810	82,505,059
Service Class	7,474,745	3,715,604	1,828,204	7,148,113
Consultant Class	25,971,302	1,052,635	945,536	10,167,375
Institutional Class	24,089,227	16,352,391	6,197,776	28,594,996
R Class		3,034,841		2,737,507
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[3]	$9.03	$15.49	$15.20	$7.58
Service Class[3]	8.98	14.07	15.20	7.91
Consultant Class[4]	6.91	11.85	13.78	8.05
Institutional Class[5]	9.07	15.93	15.05	7.41
R Class[5]		13.42		8.08
Investments at identified cost - Non-Affiliated Companies	$1,199,115,671	$862,369,874	$360,267,611	$757,848,530
Investments at identified cost - Affiliated Companies	–	5,706,608	49,306,465	–
Market value of loaned securities[6]	16,156,738	21,162,210	–	–

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	The cost of foreign currency is $101,759 for Royce Small-Cap Fund and $158,851 for Royce Small-Cap Total Return Fund.
[3]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[4]	Offering and redemption price per share; shares held less than 365 days may be subject to a 1% contingent deferred sales charge, payable to Royce Fund Services, LLC.
[5]	Offering and redemption price per share.
[6]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	22

Statements of Assets and Liabilities	December 31, 2024

		Royce Smaller-
	Royce Small-Cap	Companies Growth
	Value Fund	Fund
ASSETS:
Investments at value (including collateral on loaned securities)[1]
Non-Affiliated Companies	$108,176,585	$179,192,682
Repurchase agreements (at cost and value)	949,804	10,269,574
Receivable for investments sold	234,511	–
Receivable for capital shares sold	6,262	55,994
Receivable for dividends and interest	49,988	1,070
Receivable for securities lending income	–	34,071
Prepaid expenses and other assets	892	1,553
Total Assets	109,418,042	189,554,944
LIABILITIES:
Payable for collateral on loaned securities	–	1,106,652
Payable for investments purchased	56,383	–
Payable for capital shares redeemed	104,508	598,448
Payable for investment advisory fees	96,386	168,460
Payable for trustees’ fees	5,161	8,037
Accrued expenses	103,869	132,239
Total Liabilities	366,307	2,013,836
Net Assets	$109,051,735	$187,541,108
ANALYSIS OF NET ASSETS:
Paid-in capital	$76,590,540	$130,752,301
Total distributable earnings (loss)	32,461,195	56,788,807
Net Assets	$109,051,735	$187,541,108
Investment Class	$35,266,889	$64,900,425
Service Class	73,784,846	116,998,440
Institutional Class		5,642,243
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	3,504,168	8,214,575
Service Class	7,373,169	15,397,172
Institutional Class		702,798
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
Investment Class[2]	$10.06	$7.90
Service Class[2]	10.01	7.60
Institutional Class[3]		8.03
Investments at identified cost - Non-Affiliated Companies	$78,334,143	$130,482,206
Market value of loaned securities[4]	–	11,205,244

[1]	See Notes to Financial Statements for information on non-cash collateral on loaned securities.
[2]	Offering and redemption price per share; Prior to May 1, 2024, shares held less than 30 days may have been subject to a 1% redemption fee, payable to the Fund.
[3]	Offering and redemption price per share.
[4]	Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	23

Statements of Operations	Year Ended December 31, 2024

	Royce Dividend	Royce International	Royce Micro-Cap	Royce Premier
	Value Fund	Premier Fund	Fund	Fund
INVESTMENT INCOME:
INCOME:
Dividends	$1,183,044	$10,134,309	$2,023,214	$13,805,430
Foreign withholding tax	(36,855)	(696,240)	(48,502)	(288,416)
Interest	229,174	733,739	339,745	2,821,262
Securities lending	–	–	13,814	–
Total income	1,375,363	10,171,808	2,328,271	16,338,276
EXPENSES:
Investment advisory fees	581,530	3,503,294	3,062,825	14,203,366
Distribution fees	49,922	70,333	432,401	201,030
Shareholder servicing	107,172	339,152	389,142	1,055,481
Administrative and office facilities	50,697	234,721	165,912	703,320
Audit	34,675	39,099	39,166	47,172
Registration	33,247	49,708	48,937	79,453
Custody	23,713	164,108	44,688	112,438
Shareholder reports	11,590	41,973	39,582	160,090
Trustees’ fees	11,002	65,415	50,354	235,348
Legal	2,834	20,831	13,200	61,434
Other expenses	7,366	53,534	26,908	116,843
Total expenses	913,748	4,582,168	4,313,115	16,975,975
Compensating balance credits	(1,806)	(24,614)	(15,076)	(26,781)
Fees waived by investment adviser	–	(439,852)	–	–
Expenses reimbursed by investment adviser	(116,293)	(117,059)	(81,077)	(48,755)
Net expenses	795,649	4,000,643	4,216,962	16,900,439
Net investment income (loss)	579,714	6,171,165	(1,888,691)	(562,163)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	35,390,241	(27,784,560)	33,963,477	162,028,945
Foreign currency transactions	(6,614)	(358,257)	554	(3,069)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(23,613,967)	(756,365)	5,873,230	(117,038,158)
Other assets and liabilities denominated in foreign currency	(2,202)	(177,741)	–	–
Net realized and unrealized gain (loss) on investments and foreign currency	11,767,458	(29,076,923)	39,837,261	44,987,718
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$12,347,172	$(22,905,758)	$37,948,570	$44,425,555

See Notes to Financial Statements	24

Statements of Operations	Year Ended December 31, 2024

	Royce Small-Cap Fund	Royce Small-Cap Opportunity Fund	Royce Small-Cap Special Equity Fund	Royce Small-Cap Total Return Fund
INVESTMENT INCOME: INCOME:
Dividends
Non-Affiliated Companies	$21,293,761	$10,342,479	$15,577,269	$14,748,469
Affiliated Companies	–	52,321	2,141,950	1,524,157
Foreign withholding tax	(582,625)	(71,474)	–	(215,958)
Interest	2,475,171	1,749,505	6,312,353	1,483,075
Securities lending	205,959	74,029	–	12,043
Total income	23,392,266	12,146,860	24,031,572	17,551,786
EXPENSES:
Investment advisory fees	14,549,932	12,398,780	7,209,729	10,107,718
Distribution fees	2,088,199	499,063	220,284	1,079,357
Shareholder servicing	1,403,889	1,233,438	714,898	871,317
Administrative and office facilities	915,007	620,304	381,890	502,546
Audit	55,484	54,054	43,351	52,661
Registration	93,733	85,395	67,276	73,866
Custody	181,546	149,563	58,901	133,053
Shareholder reports	181,733	104,691	63,272	117,419
Trustees’ fees	312,853	205,519	121,534	166,140
Legal	80,391	56,630	32,648	43,431
Other expenses	149,270	107,364	66,923	89,570
Total expenses	20,012,037	15,514,801	8,980,706	13,237,078
Compensating balance credits	(70,888)	(38,371)	(23,296)	(24,945)
Fees waived by investment adviser and distributor	(8,942)	–	–	(390,757)
Expenses reimbursed by investment adviser	(2,290)	(41,733)	(44,359)	(48,324)
Net expenses	19,929,917	15,434,697	8,913,051	12,773,052
Net investment income (loss)	3,462,349	(3,287,837)	15,118,521	4,778,734
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments in Non-Affiliated Companies	156,187,485	107,751,442	87,908,996	64,037,687
Investments in Affiliated Companies	–	(2,174,679)	–	15,798,817
Foreign currency transactions	(40,441)	(3,114)	–	(41,814)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments in Non-Affiliated Companies	(29,541,170)	15,074,148	(80,879,255)	4,510,482
Investments in Affiliated Companies	–	2,251,513	901,785	6,465,730
Other assets and liabilities denominated in foreign currency	90	(417)	–	3,482
Net realized and unrealized gain (loss) on investments and foreign currency	126,605,964	122,898,893	7,931,526	90,774,384
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$130,068,313	$119,611,056	$23,050,047	$95,553,118

See Notes to Financial Statements	25

Statements of Operations	Year Ended December 31, 2024

	Royce Small-Cap Value Fund	Royce Smaller- Companies Growth Fund
INVESTMENT INCOME: INCOME:
Dividends	$2,833,964	$621,496
Foreign withholding tax	–	(2,721)
Interest	74,935	360,386
Securities lending	19	210,686
Total income	2,908,918	1,189,847
EXPENSES:
Investment advisory fees	1,206,199	1,845,679
Distribution fees	209,585	284,010
Shareholder servicing	176,750	247,565
Administrative and office facilities	80,512	104,237
Audit	31,527	32,778
Registration	46,437	44,272
Custody	33,241	31,964
Shareholder reports	18,229	23,508
Trustees’ fees	20,684	29,848
Legal	5,482	7,857
Other expenses	11,409	17,308
Total expenses	1,840,055	2,669,026
Compensating balance credits	(3,978)	(7,077)
Expenses reimbursed by investment adviser	(130,805)	(89,298)
Net expenses	1,705,272	2,572,651
Net investment income (loss)	1,203,646	(1,382,804)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	6,845,653	31,297,427
Foreign currency transactions	–	(5,986)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	(4,161,924)	6,667,134
Other assets and liabilities denominated in foreign currency	–	–
Net realized and unrealized gain (loss) on investments and foreign currency	2,683,729	37,958,575
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$3,887,375	$36,575,771

See Notes to Financial Statements	26

Statements of Changes in Net Assets

	Royce Dividend Value Fund		Royce International Premier Fund		Royce Micro-Cap Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INVESTMENT OPERATIONS: Net investment income (loss)	$579,714	$594,324	$6,171,165	$8,180,796	$(1,888,691)	$(1,672,097)
Net realized gain (loss) on investments and foreign currency	35,383,627	7,402,145	(28,142,817)	(59,465,778)	33,964,031	27,692,148
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(23,616,169)	4,555,773	(934,106)	88,231,890	5,873,230	26,342,764
Net increase (decrease) in net assets from investment operations	12,347,172	12,552,242	(22,905,758)	36,946,908	37,948,570	52,362,815
DISTRIBUTIONS: Total distributable earnings
Investment Class	(9,190,403)	(5,042,548)	(4,940,705)	(7,746,903)	(18,298,370)	(10,989,696)
Service Class	(3,766,348)	(2,006,314)	(816,568)	(729,574)	(14,530,687)	(8,936,398)
Consultant Class		–		–	(1,143,190)	(707,046)
Institutional Class		(247)	(4,786,529)	(7,720,585)
Total distributions	(12,956,751)	(7,049,109)	(10,543,802)	(16,197,062)	(33,972,247)	(20,633,140)
CAPITAL SHARE TRANSACTIONS: Net capital share transactions
Investment Class	5,277,360	(2,513,377)	(155,203,319)	(3,654,818)	(3,790,549)	(175,080)
Service Class	2,493,449	2,961,580	(10,684,178)	(1,119,634)	(5,481,270)	(11,363,544)
Consultant Class		(1,669,601)		(5,029,442)	(462,808)	(606,724)
Institutional Class		(135,683)	(122,305,848)	(250,345,128)
Shareholder redemption fees
Investment Class	–	396	1,485	1,501	14	970
Service Class	1	–	45	2,968	5	1,067
Net increase (decrease) in net assets from capital share transactions	7,770,810	(1,356,685)	(288,191,815)	(260,144,553)	(9,734,608)	(12,143,311)
Net Increase (Decrease) In Net Assets	7,161,231	4,146,448	(321,641,375)	(239,394,707)	(5,758,285)	19,586,364
NET ASSETS:
Beginning of year	63,174,767	59,028,319	500,504,873	739,899,580	312,014,720	292,428,356
End of year	$70,335,998	$63,174,767	$178,863,498	$500,504,873	$306,256,435	$312,014,720

See Notes to Financial Statements	27

Statements of Changes in Net Assets

	Royce Premier Fund		Royce Small-Cap Fund		Royce Small-Cap Opportunity Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INVESTMENT OPERATIONS: Net investment income (loss)	$(562,163)	$1,267,358	$3,462,349	$2,177,822	$(3,287,837)	$(506,632)
Net realized gain (loss) on investments and foreign currency	162,025,876	93,027,953	156,147,044	111,671,680	105,573,649	74,676,437
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(117,038,158)	179,451,497	(29,541,080)	288,599,020	17,325,244	143,786,459
Net increase (decrease) in net assets from investment operations	44,425,555	273,746,808	130,068,313	402,448,522	119,611,056	217,956,264
DISTRIBUTIONS: Total distributable earnings
Investment Class	(90,046,936)	(74,373,756)	(122,668,318)	(65,933,131)	(60,958,156)	(39,071,925)
Service Class	(2,764,769)	(2,295,254)	(5,625,830)	(3,275,912)	(3,939,085)	(3,291,030)
Consultant Class	(989,585)	(762,327)	(14,711,704)	(8,438,738)	(955,009)	(559,481)
Institutional Class	(24,330,759)	(16,644,913)	(18,926,808)	(9,421,722)	(19,744,463)	(12,002,169)
R Class		–		–	(3,012,057)	(1,964,587)
Total distributions	(118,132,049)	(94,076,250)	(161,932,660)	(87,069,503)	(88,608,770)	(56,889,192)
CAPITAL SHARE TRANSACTIONS: Net capital share transactions
Investment Class	(119,573,748)	(4,998,002)	26,276,626	(29,489,951)	(104,803,501)	(135,355,933)
Service Class	(1,829,806)	6,039,867	(5,669,831)	3,384,794	(25,353,309)	(1,863,203)
Consultant Class	216,068	(913,538)	(10,577,757)	(15,806,157)	(624,763)	55,614
Institutional Class	36,060,284	18,701,299	24,640,059	34,304,093	(9,235,649)	16,944,127
R Class		(6,605,757)		(7,470,321)	(5,515,731)	1,076,523
Shareholder redemption fees
Investment Class	661	447	435	1,158	223	12,846
Service Class	–	–	39	202	65	1,305
Net increase (decrease) in net assets from capital share transactions	(85,126,541)	12,224,316	34,669,571	(15,076,182)	(145,532,665)	(119,128,721)
Net Increase (Decrease) In Net Assets	(158,833,035)	191,894,874	2,805,224	300,302,837	(114,530,379)	41,938,351
NET ASSETS:
Beginning of year	1,443,054,892	1,251,160,018	1,866,979,800	1,566,676,963	1,286,823,228	1,244,884,877
End of year	$1,284,221,857	$1,443,054,892	$1,869,785,024	$1,866,979,800	$1,172,292,849	$1,286,823,228

See Notes to Financial Statements	28

Statements of Changes in Net Assets

	Royce Small-Cap Special Equity Fund		Royce Small-Cap Total Return Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$15,118,521	$11,056,200	$4,778,734	$7,240,407
Net realized gain (loss) on investments and foreign currency	87,908,996	19,047,269	79,794,690	88,192,988
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(79,977,470)	62,658,927	10,979,694	112,810,575
Net increase (decrease) in net assets from investment operations	23,050,047	92,762,396	95,553,118	208,243,970
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(71,454,591)	(31,210,014)	(46,027,567)	(58,941,637)
Service Class	(4,307,243)	(1,555,626)	(3,759,367)	(5,006,920)
Consultant Class	(1,825,462)	(657,508)	(4,791,152)	(6,494,539)
Institutional Class	(15,280,623)	(6,876,676)	(16,491,412)	(19,349,504)
R Class			(1,365,181)	(1,761,612)
Total distributions	(92,867,919)	(40,299,824)	(72,434,679)	(91,554,212)
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(70,518,486)	(22,889,342)	(31,989,301)	(22,783,520)
Service Class	(1,103,149)	(4,629,957)	(3,435,159)	(7,348,656)
Consultant Class	(739,002)	(883,022)	(5,793,839)	(9,626,037)
Institutional Class	(26,541,992)	6,248,547	(4,803,983)	8,493,692
R Class			(797,092)	(469,274)
Shareholder redemption fees
Investment Class	367	1,640	279	687
Service Class	823	112	–	293
Net increase (decrease) in net assets from capital share transactions	(98,901,439)	(22,152,022)	(46,819,095)	(31,732,815)
Net Increase (Decrease) In Net Assets	(168,719,311)	30,310,550	(23,700,656)	84,956,943
NET ASSETS:
Beginning of year	783,876,029	753,565,479	1,021,360,917	936,403,974
End of year	$615,156,718	$783,876,029	$997,660,261	$1,021,360,917

See Notes to Financial Statements	29

Statements of Changes in Net Assets

	Royce Small-Cap Value Fund		Royce Smaller-Companies Growth Fund
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$1,203,646	$1,055,971	$(1,382,804)	$(1,525,709)
Net realized gain (loss) on investments and foreign currency	6,845,653	8,713,674	31,291,441	7,463,010
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,161,924)	15,859,268	6,667,134	22,084,532
Net increase (decrease) in net assets from investment operations	3,887,375	25,628,913	36,575,771	28,021,833
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(2,143,064)	(2,893,809)	(2,014,748)	–
Service Class	(4,260,805)	(6,304,788)	(3,380,620)	–
Consultant Class		–		–
Institutional Class			(169,646)	–
R Class		–
Total distributions	(6,403,869)	(9,198,597)	(5,565,014)	–
CAPITAL SHARE TRANSACTIONS:
Net capital share transactions
Investment Class	(1,349,243)	(3,318,421)	(9,758,403)	(7,846,011)
Service Class	(23,614,099)	19,172,063	(13,871,394)	(10,576,956)
Consultant Class		(3,079,281)		(4,414,617)
Institutional Class			(427,399)	114,033
R Class		(5,632,125)
Shareholder redemption fees
Investment Class	251	512	153	8
Service Class	13,576	544	1	2,572
Net increase (decrease) in net assets from capital share transactions	(24,949,515)	7,143,292	(24,057,042)	(22,720,971)
Net Increase (Decrease) In Net Assets	(27,466,009)	23,573,608	6,953,715	5,300,862
NET ASSETS:
Beginning of year	136,517,744	112,944,136	180,587,393	175,286,531
End of year	$109,051,735	$136,517,744	$187,541,108	$180,587,393

See Notes to Financial Statements	30

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
											Ratio of Expenses to Average Net Assets
											Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements
Royce Dividend Value Fund–Investment Class
2024	$6.00	$0.06	$1.18	$1.24	$(0.23)	$(1.07)	$(1.30)	$5.94	20.09%	$49,634	1.24%	1.24%	1.09%	0.92%	62%
2023	5.48	0.06	1.20	1.26	(0.08)	(0.66)	(0.74)	6.00	23.12	44,754	1.28	1.27	1.09	1.05	14
2022	6.40	0.04	(0.90)	(0.86)	(0.05)	(0.01)	(0.06)	5.48	(13.45)	43,264	1.27	1.27	1.09	0.80	3
2021	6.11	0.05	1.17	1.22	(0.06)	(0.87)	(0.93)	6.40	20.47	54,466	1.21	1.21	1.09	0.76	0
2020	6.21	0.07	0.20	0.27	(0.11)	(0.26)	(0.37)	6.11	4.57	53,421	1.26	1.26	1.09	1.27	4
Royce Dividend Value Fund–Service Class
2024	$6.27	$0.05	$1.22	$1.27	$(0.20)	$(1.12)	$(1.32)	$6.22	19.62%	$20,702	1.56%	1.56%	1.34%	0.67%	62%
2023	5.71	0.05	1.25	1.30	(0.06)	(0.68)	(0.74)	6.27	22.92	18,421	1.62	1.61	1.34	0.81	14
2022	6.65	0.03	(0.94)	(0.91)	(0.02)	(0.01)	(0.03)	5.71	(13.62)	14,005	1.62	1.62	1.34	0.55	3
2021	6.34	0.04	1.21	1.25	(0.04)	(0.90)	(0.94)	6.65	20.11	19,518	1.54	1.54	1.34	0.51	0
2020	6.42	0.06	0.21	0.27	(0.08)	(0.27)	(0.35)	6.34	4.47	19,687	1.60	1.60	1.34	1.02	4
Royce International Premier Fund–Investment Class
2024	$13.12	$0.22	$(1.14)	$(0.92)	$(0.62)	$–	$(0.62)	$11.58	(7.17)%	$79,658	1.32%	1.31%	1.19%	1.74%	31%
2023	12.54	0.13	0.84	0.97	(0.39)	–	(0.39)	13.12	7.81	252,621	1.29	1.29	1.19	1.02	36
2022	17.81	0.13	(4.94)	(4.81)	(0.13)	(0.33)	(0.46)	12.54	(26.96)	248,170	1.26	1.26	1.17	0.95	31
2021	17.64	0.06	0.99	1.05	(0.07)	(0.81)	(0.88)	17.81	6.06	480,550	1.23	1.23	1.16	0.33	32
2020	15.25	0.04	2.40	2.44	(0.05)	–	(0.05)	17.64	15.99	486,378	1.26	1.26	1.19	0.30	21
Royce International Premier Fund–Service Class
2024	$15.83	$0.21	$(1.35)	$(1.14)	$(0.58)	$–	$(0.58)	$14.11	(7.36)%	$20,100	1.64%	1.64%	1.44%	1.37%	31%
2023	15.04	0.12	1.01	1.13	(0.34)	–	(0.34)	15.83	7.62	33,645	1.62	1.61	1.44	0.79	36
2022	21.33	0.11	(5.92)	(5.81)	(0.08)	(0.40)	(0.48)	15.04	(27.21)	33,163	1.59	1.59	1.44	0.63	31
2021	21.10	0.01	1.18	1.19	–	(0.96)	(0.96)	21.33	5.78	59,258	1.54	1.54	1.44	0.05	32
2020	18.24	0.01	2.85	2.86	–	–	–	21.10	15.68	69,153	1.57	1.57	1.44	0.04	21
Royce International Premier Fund–Institutional Class
2024	$13.12	$0.24	$(1.13)	$(0.89)	$(0.66)	$–	$(0.66)	$11.57	(7.03)%	$79,106	1.24%	1.23%	1.04%	1.85%	31%
2023	12.53	0.16	0.84	1.00	(0.41)	–	(0.41)	13.12	8.05	214,238	1.21	1.19	1.04	1.24	36
2022	17.82	0.14	(4.95)	(4.81)	(0.15)	(0.33)	(0.48)	12.53	(26.92)	453,793	1.20	1.19	1.04	1.03	31
2021	17.64	0.08	0.99	1.07	(0.09)	(0.80)	(0.89)	17.82	6.23	704,714	1.16	1.16	1.04	0.44	32
2020	15.25	0.06	2.39	2.45	(0.06)	–	(0.06)	17.64	16.12	567,878	1.20	1.20	1.04	0.44	21
Royce Micro-Cap Fund–Investment Class
2024	$11.00	$(0.05)	$1.57	$1.52	$–	$(1.36)	$(1.36)	$11.16	13.37%	$165,092	1.24%	1.23%	1.23%	(0.47)%	18%
2023	9.88	(0.04)	1.93	1.89	–	(0.77)	(0.77)	11.00	19.31	166,477	1.25	1.25	1.24	(0.42)	19
2022	13.41	(0.05)	(2.98)	(3.03)	–	(0.50)	(0.50)	9.88	(22.55)	149,934	1.25	1.24	1.24	(0.50)	13
2021	12.74	(0.07)	3.84	3.77	–	(3.10)	(3.10)	13.41	31.02	209,032	1.20	1.20	1.20	(0.43)	26
2020	11.02	(0.05)	2.71	2.66	–	(0.94)	(0.94)	12.74	24.50	174,339	1.29	1.29	1.24	(0.46)	25

See Notes to Financial Statements	31

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
											Ratio of Expenses to Average Net Assets
											Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements
Royce Micro-Cap Fund–Service Class
2024	$10.65	$(0.08)	$1.52	$1.44	$–	$(1.32)	$(1.32)	$10.77	13.01%	$130,813	1.54%	1.54%	1.49%	(0.73)%	18%
2023	9.59	(0.07)	1.87	1.80	–	(0.74)	(0.74)	10.65	19.03	134,780	1.55	1.55	1.49	(0.67)	19
2022	13.05	(0.08)	(2.89)	(2.97)	–	(0.49)	(0.49)	9.59	(22.76)	132,133	1.54	1.54	1.49	(0.75)	13
2021	12.45	(0.11)	3.74	3.63	–	(3.03)	(3.03)	13.05	30.64	197,089	1.51	1.51	1.49	(0.73)	26
2020	10.79	(0.07)	2.65	2.58	–	(0.92)	(0.92)	12.45	24.26	168,285	1.60	1.60	1.49	(0.71)	25
Royce Micro-Cap Fund–Consultant Class
2024	$8.03	$(0.12)	$1.13	$1.01	$–	$(0.98)	$(0.98)	$8.06	12.17%	$10,351	2.43%	2.43%	2.24%	(1.48)%	18%
2023	7.29	(0.11)	1.41	1.30	–	(0.56)	(0.56)	8.03	18.03	10,758	2.42	2.42	2.30	(1.48)	19
2022	10.00	(0.13)	(2.21)	(2.34)	–	(0.37)	(0.37)	7.29	(23.37)	10,361	2.37	2.37	2.37	(1.63)	13
2021	9.62	(0.18)	2.89	2.71	–	(2.33)	(2.33)	10.00	29.56	15,777	2.30	2.30	2.30	(1.53)	26
2020	8.42	(0.13)	2.04	1.91	–	(0.71)	(0.71)	9.62	23.04	14,025	2.41	2.41	2.41	(1.63)	25
Royce Premier Fund–Investment Class
2024	$11.52	$(0.00)	$0.41	$0.41	$(0.00)	$(1.04)	$(1.04)	$10.89	2.97%	$965,428	1.19%	1.19%	1.19%	(0.04)%	12%
2023	10.06	0.01	2.24	2.25	(0.00)	(0.79)	(0.79)	11.52	22.53	1,140,122	1.19	1.19	1.19	0.10	15
2022	12.97	(0.00)	(2.00)	(2.00)	–	(0.91)	(0.91)	10.06	(15.46)	1,001,894	1.18	1.18	1.18	(0.02)	23
2021	13.59	(0.03)	2.16	2.13	(0.01)	(2.74)	(2.75)	12.97	16.36	1,401,347	1.17	1.17	1.17	(0.19)	20
2020	12.88	0.05	1.41	1.46	(0.12)	(0.63)	(0.75)	13.59	11.50	1,414,718	1.21	1.21	1.21	0.41	23
Royce Premier Fund–Service Class
2024	$11.11	$(0.04)	$0.40	$0.36	$–	$(0.99)	$(0.99)	$10.48	2.71%	$31,253	1.59%	1.59%	1.49%	(0.34)%	12%
2023	9.72	(0.02)	2.17	2.15	–	(0.76)	(0.76)	11.11	22.24	34,923	1.63	1.62	1.49	(0.19)	15
2022	12.58	(0.04)	(1.95)	(1.99)	–	(0.87)	(0.87)	9.72	(15.79)	24,968	1.59	1.59	1.49	(0.33)	23
2021	13.22	(0.07)	2.09	2.02	–	(2.66)	(2.66)	12.58	15.98	36,488	1.56	1.56	1.49	(0.50)	20
2020	12.54	0.01	1.37	1.38	(0.09)	(0.61)	(0.70)	13.22	11.16	29,588	1.57	1.57	1.49	0.12	23
Royce Premier Fund–Consultant Class
2024	$8.69	$(0.10)	$0.32	$0.22	$–	$(0.77)	$(0.77)	$8.14	1.94%	$11,240	2.38%	2.37%	2.24%	(1.09)%	12%
2023	7.67	(0.08)	1.69	1.61	–	(0.59)	(0.59)	8.69	21.16	11,782	2.36	2.36	2.28	(0.99)	15
2022	10.00	(0.10)	(1.53)	(1.63)	–	(0.70)	(0.70)	7.67	(16.36)	11,265	2.33	2.33	2.33	(1.17)	23
2021	10.60	(0.15)	1.67	1.52	–	(2.12)	(2.12)	10.00	15.01	16,016	2.29	2.29	2.29	(1.30)	20
2020	10.09	(0.07)	1.09	1.02	(0.02)	(0.49)	(0.51)	10.60	10.19	15,686	2.34	2.34	2.34	(0.72)	23
Royce Premier Fund–Institutional Class
2024	$11.71	$0.00	$0.43	$0.43	$(0.01)	$(1.05)	$(1.06)	$11.08	3.09%	$276,301	1.12%	1.12%	1.12%	0.03%	12%
2023	10.22	0.02	2.28	2.30	(0.01)	(0.80)	(0.81)	11.71	22.64	256,228	1.12	1.12	1.12	0.17	15
2022	13.16	0.01	(2.03)	(2.02)	–	(0.92)	(0.92)	10.22	(15.37)	206,916	1.11	1.11	1.11	0.05	23
2021	13.80	(0.02)	2.19	2.17	(0.02)	(2.79)	(2.81)	13.16	16.39	273,853	1.09	1.09	1.09	(0.11)	20
2020	13.08	0.05	1.44	1.49	(0.13)	(0.64)	(0.77)	13.80	11.53	266,587	1.15	1.15	1.15	0.44	23

See Notes to Financial Statements	32

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
											Ratio of Expenses to Average Net Assets
											Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements
Royce Small-Cap Fund–Investment Class
2024	$9.18	$0.03	$0.66	$0.69	$(0.05)	$(0.79)	$(0.84)	$9.03	7.07%	$1,404,771	0.94%	0.93%	0.93%	0.29%	37%
2023	7.61	0.02	2.00	2.02	(0.04)	(0.41)	(0.45)	9.18	26.66	1,401,591	0.94	0.94	0.94	0.25	40
2022	9.65	0.03	(1.68)	(1.65)	(0.00)	(0.39)	(0.39)	7.61	(17.06)	1,191,941	0.94	0.94	0.94	0.31	45
2021	10.24	0.02	2.11	2.13	(0.01)	(2.71)	(2.72)	9.65	22.05	1,605,587	0.91	0.91	0.91	0.15	60
2020	9.44	0.03	1.29	1.32	(0.06)	(0.46)	(0.52)	10.24	14.08	1,426,472	0.95	0.95	0.95	0.37	32
Royce Small-Cap Fund–Service Class
2024	$9.12	$(0.00)	$0.67	$0.67	$(0.02)	$(0.79)	$(0.81)	$8.98	6.83%	$67,101	1.29%	1.29%	1.27%	(0.05)%	37%
2023	7.56	(0.01)	1.99	1.98	(0.01)	(0.41)	(0.42)	9.12	26.31	73,661	1.31	1.31	1.25	(0.06)	40
2022	9.62	(0.00)	(1.67)	(1.67)	–	(0.39)	(0.39)	7.56	(17.41)	58,043	1.30	1.30	1.25	(0.01)	45
2021	10.23	(0.02)	2.11	2.09	–	(2.70)	(2.70)	9.62	21.64	84,060	1.27	1.27	1.27	(0.22)	60
2020	9.42	0.02	1.28	1.30	(0.03)	(0.46)	(0.49)	10.23	13.88	78,789	1.25	1.24	1.13	0.23	32
Royce Small-Cap Fund–Consultant Class
2024	$7.05	$(0.05)	$0.51	$0.46	$–	$(0.60)	$(0.60)	$6.91	6.09%	$179,498	1.95%	1.95%	1.95%	(0.73)%	37%
2023	5.88	(0.05)	1.54	1.49	–	(0.32)	(0.32)	7.05	25.39	193,390	1.95	1.94	1.94	(0.76)	40
2022	7.53	(0.04)	(1.31)	(1.35)	–	(0.30)	(0.30)	5.88	(17.94)	175,956	1.94	1.94	1.94	(0.70)	45
2021	8.07	(0.08)	1.66	1.58	–	(2.12)	(2.12)	7.53	20.78	249,816	1.92	1.92	1.92	(0.86)	60
2020	7.47	(0.04)	1.00	0.96	–	(0.36)	(0.36)	8.07	12.94	238,595	1.96	1.96	1.96	(0.64)	32
Royce Small-Cap Fund–Institutional Class
2024	$9.21	$0.03	$0.68	$0.71	$(0.06)	$(0.79)	$(0.85)	$9.07	7.23%	$218,416	0.89%	0.89%	0.89%	0.33%	37%
2023	7.63	0.02	2.02	2.04	(0.04)	(0.42)	(0.46)	9.21	26.77	198,338	0.91	0.91	0.91	0.29	40
2022	9.68	0.03	(1.68)	(1.65)	(0.01)	(0.39)	(0.40)	7.63	(17.07)	133,606	0.90	0.90	0.90	0.33	45
2021	10.27	0.03	2.12	2.15	(0.01)	(2.73)	(2.74)	9.68	22.10	199,842	0.86	0.86	0.86	0.21	60
2020	9.47	0.04	1.28	1.32	(0.06)	(0.46)	(0.52)	10.27	14.10	163,944	0.89	0.89	0.89	0.42	32
Royce Small-Cap Opportunity Fund–Investment Class
2024	$15.11	$(0.04)	$1.65	$1.61	$–	$(1.23)	$(1.23)	$15.49	10.30%	$806,369	1.23%	1.22%	1.22%	(0.24)%	35%
2023	13.22	(0.00)	2.57	2.57	–	(0.68)	(0.68)	15.11	19.58	890,662	1.23	1.23	1.23	(0.02)	35
2022	16.76	0.00	(2.86)	(2.86)	–	(0.68)	(0.68)	13.22	(17.08)	911,802	1.23	1.23	1.23	0.03	35
2021	15.84	(0.06)	4.75	4.69	–	(3.77)	(3.77)	16.76	30.85	1,332,050	1.21	1.21	1.21	(0.30)	69
2020	12.52	(0.03)	3.35	3.32	–	–	–	15.84	26.52	786,849	1.24	1.23	1.23	(0.28)	53
Royce Small-Cap Opportunity Fund–Service Class
2024	$13.76	$(0.07)	$1.49	$1.42	$–	$(1.11)	$(1.11)	$14.07	9.99%	$52,271	1.54%	1.54%	1.49%	(0.52)%	35%
2023	12.07	(0.04)	2.35	2.31	–	(0.62)	(0.62)	13.76	19.26	75,831	1.54	1.54	1.49	(0.27)	35
2022	15.34	(0.03)	(2.62)	(2.65)	–	(0.62)	(0.62)	12.07	(17.28)	68,292	1.54	1.54	1.49	(0.23)	35
2021	14.66	(0.11)	4.39	4.28	–	(3.60)	(3.60)	15.34	30.43	109,440	1.50	1.50	1.49	(0.61)	69
2020	11.61	(0.06)	3.11	3.05	–	–	–	14.66	26.27	131,725	1.54	1.54	1.49	(0.54)	53

See Notes to Financial Statements	33

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
											Ratio of Expenses to Average Net Assets
											Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements
Royce Small-Cap Opportunity Fund–Consultant Class
2024	$11.69	$(0.15)	$1.25	$1.10	$–	$(0.94)	$(0.94)	$11.85	9.06%	$12,479	2.34%	2.34%	2.24%	(1.26)%	35%
2023	10.33	(0.12)	2.01	1.89	–	(0.53)	(0.53)	11.69	18.39	12,898	2.34	2.34	2.27	(1.06)	35
2022	13.24	(0.12)	(2.26)	(2.38)	–	(0.53)	(0.53)	10.33	(17.98)	11,396	2.35	2.35	2.35	(1.07)	35
2021	12.61	(0.21)	3.78	3.57	–	(2.94)	(2.94)	13.24	29.46	14,871	2.26	2.26	2.26	(1.35)	69
2020	10.09	(0.14)	2.66	2.52	–	–	–	12.61	24.98	13,477	2.45	2.45	2.45	(1.50)	53
Royce Small-Cap Opportunity Fund–Institutional Class
2024	$15.52	$(0.02)	$1.69	$1.67	$–	$(1.26)	$(1.26)	$15.93	10.43%	$260,433	1.12%	1.12%	1.12%	(0.13)%	35%
2023	13.59	0.01	2.65	2.66	(0.02)	(0.71)	(0.73)	15.52	19.65	262,010	1.12	1.12	1.12	0.10	35
2022	17.21	0.02	(2.94)	(2.92)	–	(0.70)	(0.70)	13.59	(16.94)	214,424	1.12	1.12	1.12	0.15	35
2021	16.22	(0.03)	4.84	4.81	–	(3.82)	(3.82)	17.21	30.89	291,961	1.08	1.08	1.08	(0.18)	69
2020	12.80	(0.02)	3.44	3.42	–	–	–	16.22	26.72	340,877	1.12	1.12	1.12	(0.17)	53
Royce Small-Cap Opportunity Fund–R Class
2024	$13.18	$(0.12)	$1.43	$1.31	$–	$(1.07)	$(1.07)	$13.42	9.54%	$40,741	1.85%	1.85%	1.85%	(0.87)%	35%
2023	11.61	(0.08)	2.25	2.17	–	(0.60)	(0.60)	13.18	18.76	45,422	1.85	1.85	1.85	(0.63)	35
2022	14.80	(0.07)	(2.53)	(2.60)	–	(0.59)	(0.59)	11.61	(17.54)	38,971	1.85	1.85	1.85	(0.57)	35
2021	14.03	(0.16)	4.20	4.04	–	(3.27)	(3.27)	14.80	30.01	51,537	1.81	1.81	1.81	(0.90)	69
2020	11.16	(0.09)	2.96	2.87	–	–	–	14.03	25.72	36,065	1.88	1.87	1.87	(0.93)	53
Royce Small-Cap Special Equity Fund–Investment Class
2024	$17.05	$0.36 [1]	$0.27	$0.63	$(0.40)	$(2.08)	$(2.48)	$15.20	3.05%	$481,035	1.22%	1.22%	1.22%	2.11%[1]	5%
2023	15.92	0.24	1.80	2.04	(0.25)	(0.66)	(0.91)	17.05	12.83	605,345	1.22	1.22	1.22	1.45	14
2022	19.09	0.18	(1.39)	(1.21)	(0.19)	(1.77)	(1.96)	15.92	(6.33)	587,346	1.21	1.21	1.21	1.01	23
2021	18.22	0.17	3.86	4.03	(0.20)	(2.96)	(3.16)	19.09	22.50	755,338	1.20	1.20	1.20	0.82	42
2020	17.59	0.27	1.03	1.30	(0.26)	(0.41)	(0.67)	18.22	7.43	702,556	1.23	1.23	1.23	1.68	39
Royce Small-Cap Special Equity Fund–Service Class
2024	$17.05	$0.32 [1]	$0.26	$0.58	$(0.36)	$(2.07)	$(2.43)	$15.20	2.77%	$27,792	1.58%	1.58%	1.49%	1.87%[1]	5%
2023	15.92	0.19	1.79	1.98	(0.20)	(0.65)	(0.85)	17.05	12.50	32,297	1.58	1.57	1.49	1.16	14
2022	19.06	0.12	(1.37)	(1.25)	(0.13)	(1.76)	(1.89)	15.92	(6.56)	34,729	1.57	1.57	1.49	0.70	23
2021	18.19	0.12	3.85	3.97	(0.16)	(2.94)	(3.10)	19.06	22.19	57,738	1.54	1.54	1.46	0.57	42
2020	17.56	0.24	1.04	1.28	(0.24)	(0.41)	(0.65)	18.19	7.29	46,671	1.60	1.60	1.39	1.49	39
Royce Small-Cap Special Equity Fund–Consultant Class
2024	$15.49	$0.17 [1]	$0.24	$0.41	$(0.25)	$(1.87)	$(2.12)	$13.78	2.00%	$13,029	2.35%	2.35%	2.24%	1.10%[1]	5%
2023	14.49	0.05	1.63	1.68	(0.09)	(0.59)	(0.68)	15.49	11.64	15,317	2.36	2.35	2.31	0.35	14
2022	17.37	(0.04)	(1.25)	(1.29)	–	(1.59)	(1.59)	14.49	(7.43)	15,189	2.40	2.40	2.40	(0.23)	23
2021	16.60	(0.05)	3.50	3.45	(0.01)	(2.67)	(2.68)	17.37	21.16	25,068	2.31	2.31	2.31	(0.29)	42
2020	16.05	0.09	0.92	1.01	(0.09)	(0.37)	(0.46)	16.60	6.27	18,852	2.31	2.31	2.31	0.59	39
[1]	For Royce Small-Cap Special Equity Fund, a special distribution from Ennis resulted in an increase in net investment income (loss) per share of $0.07 and an increase in the ratio of net investment income (loss) to average net assets of 0.44% for the Investment Class, $0.08 per share and 0.45% for the Service Class and $0.07 per share and 0.44% for the Consultant Class.

See Notes to Financial Statements	34

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
												Ratio of Expenses to Average Net Assets
												Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements
Royce Small-Cap Special Equity Fund–Institutional Class
2024	$16.89	$0.38	[1]	$0.26	$0.64	$(0.42)	$(2.06)	$(2.48)	$15.05	3.11%	$93,301	1.14%	1.13%	1.13%	2.21%[1]	5%
2023	15.77	0.25		1.79	2.04	(0.27)	(0.65)	(0.92)	16.89	12.95	130,917	1.14	1.14	1.14	1.55	14
2022	18.92	0.19		(1.37)	(1.18)	(0.21)	(1.76)	(1.97)	15.77	(6.27)	116,301	1.12	1.12	1.12	1.08	23
2021	18.06	0.19		3.82	4.01	(0.22)	(2.93)	(3.15)	18.92	22.63	238,810	1.11	1.11	1.11	0.92	42
2020	17.43	0.30		1.01	1.31	(0.28)	(0.40)	(0.68)	18.06	7.52	194,911	1.15	1.15	1.15	1.84	39
Royce Small-Cap Total Return Fund–Investment Class
2024	$7.40	$0.04		$0.73	$0.77	$(0.23)	$(0.36)	$(0.59)	$7.58	10.03%	$625,357	1.21%	1.21%	1.17%	0.57%	51%
2023	6.56	0.06	[2]	1.50	1.56	(0.25)	(0.47)	(0.72)	7.40	24.07	642,546	1.22	1.22	1.22	0.86 [2]	65
2022	8.78	0.08		(1.25)	(1.17)	(0.11)	(0.94)	(1.05)	6.56	(13.25)	591,730	1.22	1.22	1.22	0.97	62
2021	9.34	0.12		2.21	2.33	(0.13)	(2.76)	(2.89)	8.78	25.78	1,016,331	1.20	1.20	1.20	1.09	64
2020	10.93	0.17		0.19	0.36	(0.21)	(1.74)	(1.95)	9.34	3.82	893,868	1.24	1.24	1.24	1.88	61
Royce Small-Cap Total Return Fund–Service Class
2024	$7.70	$0.02		$0.75	$0.77	$(0.19)	$(0.37)	$(0.56)	$7.91	9.69%	$56,507	1.54%	1.54%	1.47%	0.26%	51%
2023	6.80	0.04	[2]	1.57	1.61	(0.23)	(0.48)	(0.71)	7.70	23.85	58,424	1.58	1.58	1.49	0.58 [2]	65
2022	9.08	0.06		(1.30)	(1.24)	(0.07)	(0.97)	(1.04)	6.80	(13.54)	58,571	1.57	1.57	1.49	0.74	62
2021	9.62	0.09		2.28	2.37	(0.07)	(2.84)	(2.91)	9.08	25.54	80,478	1.52	1.52	1.49	0.78	64
2020	11.27	0.16		0.18	0.34	(0.19)	(1.80)	(1.99)	9.62	3.51	69,634	1.55	1.55	1.49	1.64	61
Royce Small-Cap Total Return Fund–Consultant Class
2024	$7.83	$(0.04)		$0.75	$0.71	$(0.12)	$(0.37)	$(0.49)	$8.05	8.79%	$81,872	2.24%	2.24%	2.20%	(0.46)%	51%
2023	6.89	(0.01)[2]		1.58	1.57	(0.14)	(0.49)	(0.63)	7.83	22.91	85,488	2.25	2.24	2.24	(0.17)[2]	65
2022	9.18	0.00		(1.31)	(1.31)	–	(0.98)	(0.98)	6.89	(14.15)	84,448	2.23	2.23	2.23	0.01	62
2021	9.75	0.01		2.31	2.32	(0.01)	(2.88)	(2.89)	9.18	24.63	112,649	2.18	2.18	2.18	0.09	64
2020	11.31	0.09		0.18	0.27	(0.03)	(1.80)	(1.83)	9.75	2.76	110,179	2.22	2.22	2.22	0.88	61
Royce Small-Cap Total Return Fund–Institutional Class
2024	$7.24	$0.05		$0.71	$0.76	$(0.24)	$(0.35)	$(0.59)	$7.41	10.19%	$211,812	1.12%	1.12%	1.07%	0.67%	51%
2023	6.43	0.07	[2]	1.46	1.53	(0.27)	(0.45)	(0.72)	7.24	24.12	212,581	1.13	1.13	1.13	0.95 [2]	65
2022	8.61	0.08		(1.22)	(1.14)	(0.12)	(0.92)	(1.04)	6.43	(13.13)	181,476	1.14	1.14	1.14	1.07	62
2021	9.17	0.13		2.17	2.30	(0.14)	(2.72)	(2.86)	8.61	25.91	279,510	1.10	1.10	1.10	1.19	64
2020	10.77	0.18		0.18	0.36	(0.24)	(1.72)	(1.96)	9.17	3.87	208,605	1.13	1.13	1.13	1.98	61
Royce Small-Cap Total Return Fund–R Class
2024	$7.85	$(0.01)		$0.76	$0.75	$(0.14)	$(0.38)	$(0.52)	$8.08	9.26%	$22,112	1.89%	1.89%	1.85%	(0.11)%	51%
2023	6.92	0.01	[2]	1.59	1.60	(0.18)	(0.49)	(0.67)	7.85	23.28	22,322	1.91	1.91	1.91	0.17 [2]	65
2022	9.20	0.03		(1.32)	(1.29)	(0.01)	(0.98)	(0.99)	6.92	(13.87)	20,180	1.91	1.91	1.91	0.32	62
2021	9.76	0.05		2.31	2.36	(0.04)	(2.88)	(2.92)	9.20	25.01	27,040	1.85	1.85	1.85	0.42	64
2020	11.38	0.12		0.18	0.30	(0.12)	(1.80)	(1.92)	9.76	3.08	30,027	1.89	1.88	1.88	1.23	61
[1]	For Royce Small-Cap Special Equity Fund, a special distribution from Ennis resulted in an increase in net investment income (loss) per share of $0.08 and an increase in the ratio of net investment income (loss) to average net assets of 0.45% for the Institutional Class.
[2]	For Royce Small-Cap Total Return Fund, a special distribution from Tel Aviv Stock Exchange resulted in an increase in net investment income (loss) per share of $0.01 and an increase in the ratio of net investment income (loss) to average net assets of 0.17% for the Investment Class, $0.01 per share and 0.16% for the Service Class, $0.01 per share and 0.16% for the Consultant Class, $0.01 per share and 0.17% for the Institutional Class and $0.01 per share and 0.17% for the R Class.

See Notes to Financial Statements	35

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)				Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
											Ratio of Expenses to Average Net Assets
											Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements
Royce Small-Cap Value Fund–Investment Class
2024	$10.30	$0.12	$0.28	$0.40	$(0.13)	$(0.51)	$(0.64)	$10.06	3.54%	$35,267	1.35%	1.34%	1.24%	1.16%	43%
2023	8.85	0.11	2.21	2.32	(0.12)	(0.75)	(0.87)	10.30	26.39	37,440	1.36	1.35	1.24	1.15	48
2022	10.43	0.07	(1.09)	(1.02)	(0.05)	(0.51)	(0.56)	8.85	(9.87)	35,545	1.35	1.35	1.24	0.76	62
2021	8.61	0.02	2.41	2.43	(0.01)	(0.60)	(0.61)	10.43	28.48	44,621	1.31	1.31	1.24	0.20	53
2020	9.57	0.06	(0.66)	(0.60)	(0.17)	(0.19)	(0.36)	8.61	(6.25)	34,523	1.39	1.39	1.24	0.76	61
Royce Small-Cap Value Fund–Service Class
2024	$10.24	$0.10	$0.27	$0.37	$(0.09)	$(0.51)	$(0.60)	$10.01	3.35%	$73,785	1.60%	1.60%	1.49%	0.93%	43%
2023	8.81	0.09	2.18	2.27	(0.10)	(0.74)	(0.84)	10.24	25.96	99,077	1.62	1.62	1.49	0.92	48
2022	10.38	0.05	(1.09)	(1.04)	(0.03)	(0.50)	(0.53)	8.81	(10.06)	68,455	1.59	1.59	1.49	0.52	62
2021	8.58	(0.01)	2.41	2.40	–	(0.60)	(0.60)	10.38	28.24	81,840	1.55	1.55	1.49	(0.06)	53
2020	9.54	0.04	(0.66)	(0.62)	(0.15)	(0.19)	(0.34)	8.58	(6.47)	75,502	1.62	1.62	1.49	0.50	61
Royce Smaller-Companies Growth Fund–Investment Class
2024	$6.66	$(0.04)	$1.53	$1.49	$(0.08)	$(0.17)	$(0.25)	$7.90	22.15%	$64,900	1.26%	1.26%	1.24%	(0.60)%	73%
2023	5.69	(0.04)	1.01	0.97	–	–	–	6.66	17.05	63,279	1.27	1.27	1.24	(0.68)	65
2022	8.74	(0.06)	(2.74)	(2.80)	–	(0.25)	(0.25)	5.69	(32.07)	61,107	1.26	1.26	1.24	(0.97)	66
2021	11.06	(0.11)	0.83	0.72	–	(3.04)	(3.04)	8.74	8.09	106,318	1.19	1.19	1.19	(0.91)	50
2020	8.21	(0.07)	4.06	3.99	–	(1.14)	(1.14)	11.06	49.61	112,668	1.25	1.25	1.24	(0.86)	61
Royce Smaller-Companies Growth Fund–Service Class
2024	$6.41	$(0.06)	$1.47	$1.41	$(0.06)	$(0.16)	$(0.22)	$7.60	21.84%	$116,998	1.55%	1.55%	1.49%	(0.85)%	73%
2023	5.48	(0.06)	0.99	0.93	–	–	–	6.41	16.97	112,078	1.57	1.57	1.49	(0.93)	65
2022	8.45	(0.08)	(2.65)	(2.73)	–	(0.24)	(0.24)	5.48	(32.37)	105,585	1.55	1.55	1.49	(1.22)	66
2021	10.74	(0.15)	0.82	0.67	–	(2.96)	(2.96)	8.45	7.78	178,553	1.51	1.51	1.49	(1.21)	50
2020	7.99	(0.09)	3.95	3.86	–	(1.11)	(1.11)	10.74	49.26	181,591	1.54	1.54	1.49	(1.11)	61
Royce Smaller-Companies Growth Fund–Institutional Class
2024	$6.77	$(0.04)	$1.55	$1.51	$(0.08)	$(0.17)	$(0.25)	$8.03	22.09%	$5,642	1.54%	1.53%	1.24%	(0.59)%	73%
2023	5.77	(0.04)	1.04	1.00	–	–	–	6.77	17.33	5,231	1.54	1.53	1.21	(0.65)	65
2022	8.87	(0.06)	(2.79)	(2.85)	–	(0.25)	(0.25)	5.77	(32.17)	4,400	1.53	1.53	1.16	(0.89)	66
2021	11.23	(0.11)	0.85	0.74	–	(3.10)	(3.10)	8.87	8.16	7,278	1.41	1.41	1.16	(0.88)	50
2020	8.33	(0.07)	4.13	4.06	–	(1.16)	(1.16)	11.23	49.70	5,646	1.44	1.44	1.23	(0.85)	61

See Notes to Financial Statements	36

Notes to Financial Statements

Summary of Significant Accounting Policies:

Royce Dividend Value Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund (formerly Royce Pennsylvania Mutual Fund), Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (each, a “Fund,” and collectively, the “Funds”) are the 10 series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing, registration and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust’s Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;
●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and
●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of December 31, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce Dividend Value Fund
Common Stocks	$58,761,436	$2,325,667	$–	$61,087,103
Repurchase Agreement	–	9,264,067	–	9,264,067
Royce International Premier Fund
Common Stocks	8,074,799	167,610,814	–	175,685,613
Preferred Stocks	–	3,447,492	–	3,447,492
Royce Micro-Cap Fund
Common Stocks	294,534,329	8,139,976	0	302,674,305
Money Market Fund/Collateral Received for Securities Loaned	3,002,890	–	–	3,002,890
Repurchase Agreement	–	4,147,571	–	4,147,571
Royce Premier Fund
Common Stocks	1,241,641,869	–	–	1,241,641,869
Repurchase Agreement	–	25,639,111	–	25,639,111
Royce Small-Cap Fund
Common Stocks	1,807,141,659	1,482,631	–	1,808,624,290
Money Market Fund/Collateral Received for Securities Loaned	1,251,830	–	–	1,251,830
Repurchase Agreement	–	60,383,952	–	60,383,952
Royce Small-Cap Opportunity Fund
Common Stocks	1,142,175,443	–	0	1,142,175,443
Money Market Fund/Collateral Received for Securities Loaned	3,971,397	–	–	3,971,397
Repurchase Agreement	–	32,895,993	–	32,895,993
Royce Small-Cap Special Equity Fund
Common Stocks	517,071,625	2,770,845	–	519,842,470
Repurchase Agreement	–	97,700,108	–	97,700,108
Royce Small-Cap Total Return Fund
Common Stocks	947,656,171	13,796,509	–	961,452,680
Repurchase Agreement	–	37,764,040	–	37,764,040

Notes to Financial Statements (continued)

VALUATION OF INVESTMENTS (continued):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Royce Small-Cap Value Fund
Common Stocks	$108,176,585	$–	$–	$108,176,585
Repurchase Agreement	–	949,804	–	949,804
Royce Smaller-Companies Growth Fund
Common Stocks	173,237,841	4,848,189	–	178,086,030
Money Market Fund/Collateral Received for Securities Loaned	1,106,652	–	–	1,106,652
Repurchase Agreement	–	10,269,574	–	10,269,574

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of December 31, 2024, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Certain Funds invest a significant portion of their respective assets in foreign companies that may be subject to different risks than investments in securities of U.S. companies, including adverse political, social, economic, or other developments that are unique to a particular country or region. Therefore, the prices of securities of foreign companies in particular countries or regions may, at times, move in a different direction than those of securities of U.S. companies. Because such investments in securities of foreign companies are usually denominated in foreign currencies and such Funds do not intend to hedge their foreign currency exposures, the U.S. dollar value of such investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Notes to Financial Statements (continued)

SECURITIES LENDING (continued):

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the

Funds as of December 31, 2024:

	CASH COLLATERAL[1]	SECURITIES ON LOAN COLLATERALIZED BY CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$3,002,890	$(2,875,559)	$127,331
Royce Small-Cap Fund	1,251,830	(1,238,816)	13,014
Royce Small-Cap Opportunity Fund	3,971,397	(3,733,701)	237,696
Royce Smaller-Companies Growth Fund	1,106,652	(1,069,130)	37,522

[1]	Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of December 31, 2024:

	NON-CASH COLLATERAL	SECURITIES ON LOAN COLLATERALIZED BY NON-CASH COLLATERAL	NET AMOUNT
Royce Micro-Cap Fund	$ 5,540,968	$ (5,426,141)	$114,827
Royce Small-Cap Fund	15,248,170	(14,917,922)	330,248
Royce Small-Cap Opportunity Fund	17,809,393	(17,428,509)	380,884
Royce Smaller-Companies Growth Fund	10,349,947	(10,136,114)	213,833

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

Royce Dividend Value Fund and Royce Small-Cap Total Return Fund pay any dividends from net investment income quarterly and make any distributions from net realized gains annually in December. The other Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield-to-maturity method. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds’ Custodian (in such capacity, the "Custodian"), and through the Custodian’s global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the Royce Funds are allocated equitably. Certain personnel, occupancy costs and other administrative expenses related to all of the Royce Funds are allocated by Royce under an administration agreement and are included in administrative and office facilities and legal expenses.

Notes to Financial Statements (continued)

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 3, 2025. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the year ended December 31, 2024.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreements between the Trust, on behalf of the Funds, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in dollars):

			SHARES ISSUED FOR						NET INCREASE (DECREASE) FROM
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		CAPITAL SHARE TRANSACTIONS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23[1]	12/31/24	12/31/23
Royce Dividend Value Fund
Investment Class	$ 4,170,176	$ 3,371,909	$ 8,412,864	$ 4,622,952	$ (7,305,680)	$ (10,646,830)		$ 138,592	$ 5,277,360	$ (2,513,377)
Service Class	1,805,721	1,830,118	3,329,102	1,771,922	(2,641,374)	(2,454,783)		1,814,323	2,493,449	2,961,580
Consultant Class		210,153		–		(65,431)		(1,814,323)		(1,669,601)
Institutional Class		3,063		226		(380)		(138,592)		(135,683)
Royce International Premier Fund
Investment Class	33,063,486	107,678,901	3,908,771	6,060,642	(192,175,576)	(117,394,361)			(155,203,319)	(3,654,818)
Service Class	2,109,944	2,157,306	711,026	616,946	(13,505,148)	(8,592,048)		4,698,162	(10,684,178)	(1,119,634)
Consultant Class		30,324		–		(361,604)		(4,698,162)		(5,029,442)
Institutional Class	17,629,775	42,412,902	2,244,129	4,586,782	(142,179,752)	(297,344,812)			(122,305,848)	(250,345,128)
Royce Micro-Cap Fund
Investment Class	4,877,734	9,635,607	16,552,883	9,965,314	(25,221,166)	(19,776,001)			(3,790,549)	(175,080)
Service Class	1,525,770	1,295,075	13,130,354	8,183,040	(20,137,394)	(20,841,659)			(5,481,270)	(11,363,544)
Consultant Class	33,524	19,443	1,065,047	647,373	(1,561,379)	(1,273,540)			(462,808)	(606,724)
Royce Premier Fund
Investment Class	134,661,178	169,049,919	72,540,796	58,712,623	(326,775,722)	(232,760,544)			(119,573,748)	(4,998,002)
Service Class	5,269,880	11,634,237	2,584,680	2,160,921	(9,684,366)	(8,257,640)		502,349	(1,829,806)	6,039,867
Consultant Class	863,878	690,713	944,900	730,118	(1,592,710)	(2,334,369)			216,068	(913,538)
Institutional Class	65,915,254	51,805,843	22,477,597	15,789,022	(52,332,567)	(48,893,566)			36,060,284	18,701,299
R Class		183,825		–		(6,287,233)		(502,349)		(6,605,757)

Notes to Financial Statements (continued)

Capital Share Transactions (in dollars) (continued):

			SHARES ISSUED FOR						NET INCREASE (DECREASE) FROM
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		CAPITAL SHARE TRANSACTIONS
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23[1]	12/31/24	12/31/23
Royce Small-Cap Fund
Investment Class	$110,834,521	$ 79,544,369	$109,698,197	$59,046,248	$(194,256,092)	$(168,080,568)			$ 26,276,626	$ (29,489,951)
Service Class	5,254,845	10,290,971	5,181,369	2,961,254	(16,106,045)	(11,876,975)		$2,009,544	(5,669,831)	3,384,794
Consultant Class	3,451,863	2,521,669	13,663,545	7,851,890	(27,693,165)	(26,179,716)			(10,577,757)	(15,806,157)
Institutional Class	41,536,973	53,155,609	18,752,713	9,282,608	(35,649,627)	(28,134,124)			24,640,059	34,304,093
R Class		158,917		–		(5,619,694)		(2,009,544)		(7,470,321)
Royce Small-Cap Opportunity Fund
Investment Class	128,105,952	165,497,370	49,382,009	33,252,633	(282,291,462)	(334,105,936)			(104,803,501)	(135,355,933)
Service Class	7,953,448	14,034,208	3,785,705	3,169,540	(37,092,462)	(19,066,951)			(25,353,309)	(1,863,203)
Consultant Class	1,314,264	1,381,496	874,075	512,023	(2,813,102)	(1,837,905)			(624,763)	55,614
Institutional Class	52,513,964	79,555,925	16,066,624	9,350,666	(77,816,237)	(71,962,464)			(9,235,649)	16,944,127
R Class	2,525,347	6,503,400	3,012,053	1,964,573	(11,053,131)	(7,391,450)			(5,515,731)	1,076,523
Royce Small-Cap Special Equity Fund
Investment Class	45,753,240	80,810,358	61,035,276	26,814,396	(177,307,002)	(130,514,096)			(70,518,486)	(22,889,342)
Service Class	3,759,299	4,077,772	2,799,060	1,106,792	(7,661,508)	(9,814,521)			(1,103,149)	(4,629,957)
Consultant Class	618,506	317,388	1,599,341	572,830	(2,956,849)	(1,773,240)			(739,002)	(883,022)
Institutional Class	21,682,125	33,909,101	9,963,360	4,352,603	(58,187,477)	(32,013,157)			(26,541,992)	6,248,547
Royce Small-Cap Total Return Fund
Investment Class	58,896,942	41,935,943	40,678,659	51,009,988	(131,564,902)	(115,729,451)			(31,989,301)	(22,783,520)
Service Class	8,939,500	6,373,369	3,568,943	4,719,947	(15,943,602)	(18,441,972)			(3,435,159)	(7,348,656)
Consultant Class	3,653,350	2,057,356	4,363,616	5,905,962	(13,810,805)	(17,589,355)			(5,793,839)	(9,626,037)
Institutional Class	30,910,950	23,321,203	16,109,322	19,219,822	(51,824,255)	(34,047,333)			(4,803,983)	8,493,692
R Class	3,362,771	2,641,296	1,365,181	1,761,612	(5,525,044)	(4,872,182)			(797,092)	(469,274)
Royce Small-Cap Value Fund
Investment Class	2,217,156	2,365,304	1,853,426	2,665,001	(5,419,825)	(8,348,726)			(1,349,243)	(3,318,421)
Service Class	18,534,190	21,486,015	3,942,817	5,843,957	(46,091,106)	(14,846,995)		6,689,086	(23,614,099)	19,172,063
Consultant Class		897		–		(190,820)		(2,889,358)		(3,079,281)
R Class		274,078		–		(2,106,475)		(3,799,728)		(5,632,125)
Royce Smaller-Companies Growth Fund
Investment Class	3,525,861	4,439,689	1,345,604	–	(14,629,868)	(12,285,700)			(9,758,403)	(7,846,011)
Service Class	3,739,232	3,656,743	3,210,708	–	(20,821,334)	(18,187,433)		3,953,734	(13,871,394)	(10,576,956)
Consultant Class		7,157		–		(468,040)		(3,953,734)		(4,414,617)
Institutional Class	224,456	866,567	167,736	–	(819,591)	(752,534)			(427,399)	114,033

Capital Share Transactions (in shares):

			SHARES ISSUED FOR						NET INCREASE (DECREASE) IN
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		SHARES OUTSTANDING
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23[1]	12/31/24	12/31/23
Royce Dividend Value Fund
Investment Class	649,459	570,027	1,365,492	774,173	(1,108,440)	(1,805,395)		24,530	906,511	(436,665)
Service Class	266,887	292,085	516,485	284,444	(393,422)	(397,725)		308,035	389,950	486,839
Consultant Class		30,591		–		(9,600)		(270,888)		(249,897)
Institutional Class		539		41		(66)		(24,934)		(24,420)
Royce International Premier Fund
Investment Class	2,605,758	8,187,775	323,574	477,216	(15,308,135)	(9,206,880)			(12,378,803)	(541,889)
Service Class	137,566	140,416	48,336	40,244	(886,576)	(555,432)		295,668	(700,674)	(79,104)
Consultant Class		1,803		–		(21,630)		(280,651)		(300,478)
Institutional Class	1,395,870	3,250,170	185,926	361,164	(11,073,960)	(23,493,797)			(9,492,164)	(19,882,463)

Notes to Financial Statements (continued)

Capital Share Transactions (in shares) (continued):

			SHARES ISSUED FOR						NET INCREASE (DECREASE) IN
	SHARES SOLD		REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		SHARE CLASS CONVERSIONS		SHARES OUTSTANDING
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23	12/31/24	12/31/23[1]	12/31/24	12/31/23
Royce Micro-Cap Fund
Investment Class	434,533	900,369	1,428,204	930,468	(2,198,638)	(1,865,472)			(335,901)	(34,635)
Service Class	137,748	128,976	1,173,401	789,107	(1,823,474)	(2,033,028)			(512,325)	(1,114,945)
Consultant Class	4,032	2,606	127,246	82,785	(187,022)	(166,622)			(55,744)	(81,231)
Royce Premier Fund
Investment Class	11,454,398	15,115,666	6,242,753	5,177,480	(28,058,218)	(20,949,988)			(10,361,067)	(656,842)
Service Class	463,932	1,099,873	231,188	197,525	(856,260)	(771,331)		49,298	(161,140)	575,365
Consultant Class	99,329	80,081	108,734	85,294	(182,997)	(279,287)			25,066	(113,912)
Institutional Class	5,519,508	4,607,393	1,903,268	1,369,386	(4,364,574)	(4,343,129)			3,058,202	1,633,650
R Class		18,464		–		(637,782)		(52,611)		(671,929)
Royce Small-Cap Fund
Investment Class	11,587,350	9,342,337	11,498,763	6,546,147	(20,273,319)	(19,888,598)			2,812,794	(4,000,114)
Service Class	549,559	1,224,130	546,558	330,129	(1,695,181)	(1,412,822)		257,965	(599,064)	399,402
Consultant Class	468,435	383,489	1,871,718	1,131,397	(3,782,155)	(4,015,139)			(1,442,002)	(2,500,253)
Institutional Class	4,313,227	6,259,443	1,959,531	1,024,570	(3,713,563)	(3,256,245)			2,559,195	4,027,768
R Class		21,258		–		(760,823)		(279,491)		(1,019,056)
Royce Small-Cap Opportunity Fund
Investment Class	8,164,012	11,526,963	3,044,514	2,246,800	(18,072,964)	(23,795,316)			(6,864,438)	(10,021,553)
Service Class	558,963	1,075,540	257,006	235,304	(2,610,763)	(1,458,374)			(1,794,794)	(147,530)
Consultant Class	110,845	122,026	70,376	44,718	(232,265)	(166,141)			(51,044)	603
Institutional Class	3,273,243	5,334,621	963,227	615,175	(4,761,126)	(4,852,493)			(524,656)	1,097,303
R Class	186,618	526,142	214,229	152,174	(811,769)	(590,638)			(410,922)	87,678
Royce Small-Cap Special Equity Fund
Investment Class	2,698,028	4,879,316	3,829,064	1,581,970	(10,380,018)	(7,852,907)			(3,852,926)	(1,391,621)
Service Class	227,323	246,275	175,600	65,298	(468,610)	(599,369)			(65,687)	(287,796)
Consultant Class	39,107	21,121	110,604	37,197	(192,994)	(117,448)			(43,283)	(59,130)
Institutional Class	1,279,359	2,056,148	631,391	259,238	(3,463,221)	(1,938,056)			(1,552,471)	377,330
Royce Small-Cap Total Return Fund
Investment Class	7,892,856	5,989,446	5,131,713	7,007,761	(17,335,602)	(16,402,558)			(4,311,033)	(3,405,351)
Service Class	1,146,922	879,575	430,977	622,548	(2,021,325)	(2,523,128)			(443,426)	(1,021,005)
Consultant Class	458,659	277,558	515,794	764,031	(1,731,041)	(2,375,820)			(756,588)	(1,334,231)
Institutional Class	4,181,387	3,368,703	2,082,824	2,699,062	(7,020,432)	(4,954,924)			(756,221)	1,112,841
R Class	421,612	357,894	160,988	227,606	(689,614)	(657,564)			(107,014)	(72,064)
Royce Small-Cap Value Fund
Investment Class	215,913	243,757	174,687	263,861	(521,001)	(887,380)			(130,401)	(379,762)
Service Class	1,846,601	2,135,035	373,727	582,067	(4,522,237)	(1,599,835)		784,184	(2,301,909)	1,901,451
Consultant Class		114		–		(23,761)		(394,479)		(418,126)
R Class		31,309		–		(250,388)		(469,746)		(688,825)
Royce Smaller-Companies Growth Fund
Investment Class	489,527	717,461	161,150	–	(1,934,003)	(1,966,328)			(1,283,326)	(1,248,867)
Service Class	480,951	605,212	399,839	–	(2,966,141)	(3,058,267)		685,222	(2,085,351)	(1,767,833)
Consultant Class		1,523		–		(94,490)		(825,397)		(918,364)
Institutional Class	30,592	132,361	19,781	–	(120,498)	(121,506)			(70,125)	10,855

[1]	On April 26, 2023, Institutional Class shares converted to Investment Class shares for Royce Dividend Value Fund; Consultant Class shares converted to Service Class shares for the following funds: Royce Dividend Value Fund, Royce International Premier Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund; and R Class shares converted to Service Class shares for the following funds: Royce Premier Fund, Royce Small-Cap Fund and Royce Small-Cap Value Fund.

Notes to Financial Statements (continued)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreements with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly. Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) to the extent necessary to maintain certain Funds’ net annual operating expense ratios at specified levels through April 30, 2025. To the extent that they impacted net expenses for the year ended December 31, 2024, the effects of those arrangements are shown below. See the Prospectuses for contractual waivers and expiration dates for all classes of all Funds.

	ANNUAL CONTRACTUAL						YEAR ENDED
	ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP					DECEMBER 31, 2024
	PERCENTAGE OF AVERAGE	Investment	Service	Consultant	Institutional			Advisory fees
	NET ASSETS[1]	Class	Class	Class	Class	R Class	Net advisory fees	waived
Royce Dividend Value Fund	0.85%	1.09%	1.34%	N/A	N/A	N/A	$581,530	$–
Royce International Premier Fund	1.00%	1.19%	1.44%	N/A	1.04%	N/A	3,063,442	439,852
Royce Micro-Cap Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	3,062,825	–
Royce Premier Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	14,203,366	–
Royce Small-Cap Fund	0.76%[2]	N/A	N/A4	N/A	N/A	N/A	14,549,932	–
Royce Small-Cap Opportunity Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	12,398,780	–
Royce Small-Cap Special Equity Fund	1.00%	N/A	1.49%	2.24%	N/A	N/A	7,209,729	–
Royce Small-Cap Total Return Fund	1.00%	N/A	1.49%[5]	N/A	1.02%[5,6]	N/A	9,716,961	390,757
Royce Small-Cap Value Fund	1.00%	1.24%	1.49%	N/A	N/A	N/A	1,206,199	–
Royce Smaller-Companies Growth Fund	1.00%	1.24%[3]	1.49%	N/A	1.24%[7]	N/A	1,845,679	–
[1]	From a base annual rate of 1.00% (0.85% for Royce Dividend Value Fund), the annual rates of investment advisory fees payable by each of the Funds, other than Royce Small-Cap Fund, are reduced by the indicated amount at the following breakpoints applicable to a Fund’s net assets in excess of $2 billion: more than $2 billion to $3 billion – .05% per annum; more than $3 billion to $4 billion – .10% per annum; over $4 billion – .15% per annum.

[2]	Royce Small-Cap Fund’s fees are calculated at the annual rate of 1.00% of the first $50 million of the Fund’s average net assets, 0.875% of the next $50 million of average net assets and 0.75% of average net assets in excess of $100 million.
[3]	Royce Smaller-Companies Growth Fund’s committed net annual operating expense ratio cap was reduced from 1.24% to 1.02% for Investment Class, effective January 1, 2025.
[4]	Royce Small-Cap Fund’s committed net annual operating expense ratio cap of 1.25% for Service Class was eliminated, effective May 1, 2024.
[5]	Committed net annual operating expense ratio cap excludes acquired fund fees and expenses.
[6]	Royce Small-Cap Total Return Fund’s committed net annual operating expense ratio cap (excludes acquired fund fees and expenses) is 1.02% for Institutional Class, effective July 1, 2024.
[7]	Royce Smaller-Companies Growth Fund’s committed net annual operating expense ratio cap was reduced from 1.24% to 1.02% for Institutional Class, effective January 1, 2025.

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL DISTRIBUTION FEE AS A	YEAR ENDED DECEMBER 31, 2024
	PERCENTAGE OF AVERAGE NET ASSETS	Net distribution fees	Distribution fees waived
Royce Dividend Value Fund – Service Class	0.25%	$ 49,922	$ –
Royce International Premier Fund – Service Class	0.25%	70,333	–
Royce Micro-Cap Fund – Service Class	0.25%	327,784	–
Royce Micro-Cap Fund – Consultant Class	1.00%	104,617	–
Royce Premier Fund – Service Class	0.25%	84,500	–
Royce Premier Fund – Consultant Class	1.00%	116,530	–
Royce Small-Cap Fund – Service Class	0.25%	169,396	8,942
Royce Small-Cap Fund – Consultant Class	1.00%	1,909,861	–
Royce Small-Cap Opportunity Fund – Service Class	0.25%	158,259	–
Royce Small-Cap Opportunity Fund – Consultant Class	1.00%	127,396	–
Royce Small-Cap Opportunity Fund – R Class	0.50%	213,408	–
Royce Small-Cap Special Equity Fund – Service Class	0.25%	78,153	–
Royce Small-Cap Special Equity Fund – Consultant Class	1.00%	142,131	–
Royce Small-Cap Total Return Fund – Service Class	0.25%	141,370	–
Royce Small-Cap Total Return Fund – Consultant Class	1.00%	827,261	–
Royce Small-Cap Total Return Fund – R Class	0.50%	110,726	–
Royce Small-Cap Value Fund – Service Class	0.25%	209,585	–
Royce Smaller-Companies Growth Fund – Service Class	0.25%	284,010	–

Notes to Financial Statements (continued)

Purchases and Sales of Investment Securities:

For the year ended December 31, 2024, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Royce Dividend Value Fund	$ 39,416,878	$ 52,499,774
Royce International Premier Fund	101,400,222	371,540,432
Royce Micro-Cap Fund	54,253,150	96,850,407
Royce Premier Fund	161,189,535	337,812,572
Royce Small-Cap Fund	683,956,909	830,317,859
Royce Small-Cap Opportunity Fund	418,045,246	650,823,124
Royce Small-Cap Special Equity Fund	30,295,171	124,712,452
Royce Small-Cap Total Return Fund	501,038,887	608,400,140
Royce Small-Cap Value Fund	51,798,407	75,348,055
Royce Smaller-Companies Growth Fund	130,324,188	167,533,263

Cross trades were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Royce or an affiliate of Franklin Resources, Inc. serves as investment adviser. The Trust’s Chief Compliance Officer reviews such transactions each quarter for compliance with the requirements and restrictions set forth by Rule 17a-7, and reports the results of that review to the Board of Trustees. Cross trades for the year ended December 31, 2024, were as follows:

	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)
Royce Micro-Cap Fund	$259,062	$ 256,953	$133,135
Royce Small-Cap Fund	181,437	1,096,679	(990,969)
Royce Small-Cap Opportunity Fund	430,690	–	–
Royce Smaller Companie Growth Fund	957,100	–	–

Class Specific Expenses:

Class specific expenses were as follows for the year ended December 31, 2024:

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER

Royce Dividend Value Fund – Investment Class	$–	$71,088	$18,560	$8,338	$(1,211)	$96,775	$72,778
Royce Dividend Value Fund – Service Class	49,922	36,084	14,687	3,252	(595)	103,350	43,515
	49,922	107,172	33,247	11,590	(1,806)		116,293
Royce International Premier Fund – Investment Class	–	204,904	21,367	23,008	(2,416)	246,863	–
Royce International Premier Fund – Service Class	70,333	47,610	10,847	4,617	(494)	132,913	20,283
Royce International Premier Fund – Institutional Class	–	86,638	17,494	14,348	(21,704)	96,776	96,776
	70,333	339,152	49,708	41,973	(24,614)		117,059
Royce Micro-Cap Fund – Investment Class	–	168,889	18,464	24,765	(13,139)	198,979	–
Royce Micro-Cap Fund – Service Class	327,784	202,440	17,280	11,988	(1,470)	558,022	61,194
Royce Micro-Cap Fund – Consultant Class	104,617	17,813	13,193	2,829	(467)	137,985	19,883
	432,401	389,142	48,937	39,582	(15,076)		81,077
Royce Premier Fund – Investment Class	–	960,911	32,394	87,933	(23,280)	1,057,958	–
Royce Premier Fund – Service Class	84,500	62,588	12,556	10,322	(1,677)	168,289	33,050
Royce Premier Fund – Consultant Class	116,530	17,964	12,489	3,123	(403)	149,703	15,705
Royce Premier Fund – Institutional Class	–	14,018	22,014	58,712	(1,421)	93,323	–
	201,030	1,055,481	79,453	160,090	(26,781)		48,755
Royce Small-Cap Fund – Investment Class	–	1,088,139	38,031	125,257	(50,310)	1,201,117	–
Royce Small-Cap Fund – Service Class	169,396	111,329	13,604	11,678	(1,960)	304,047	2,290
Royce Small-Cap Fund – Consultant Class	1,909,861	154,661	16,913	21,353	(5,570)	2,097,218	–
Royce Small-Cap Fund – Institutional Class	–	49,760	25,185	23,445	(13,048)	85,342	–
	2,079,257	1,403,889	93,733	181,733	(70,888)		2,290

Notes to Financial Statements (continued)

Class Specific Expenses (continued):

	NET DISTRIBUTION FEES	SHAREHOLDER SERVICING	REGISTRATION	SHAREHOLDER REPORTS	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER

Royce Small-Cap Opportunity Fund – Investment Class	$–	$1,003,242	$30,359	$71,726	$(33,684)	$1,071,643	$–
Royce Small-Cap Opportunity Fund – Service Class	158,259	96,143	13,901	11,301	(666)	278,938	29,250
Royce Small-Cap Opportunity Fund – Consultant Class	127,396	16,324	11,808	2,928	(306)	158,150	12,483
Royce Small-Cap Opportunity Fund – Institutional Class	–	23,438	17,244	16,053	(3,171)	53,564	–
Royce Small-Cap Opportunity Fund – R Class	213,408	94,291	12,083	2,683	(544)	321,921	–
	499,063	1,233,438	85,395	104,691	(38,371)		41,733
Royce Small-Cap Special Equity Fund – Investment Class	–	614,526	28,387	45,068	(17,680)	670,301	–
Royce Small-Cap Special Equity Fund – Service Class	78,153	55,869	12,349	5,406	(485)	151,292	28,794
Royce Small-Cap Special Equity Fund – Consultant Class	142,131	20,337	12,712	3,397	(705)	177,872	15,565
Royce Small-Cap Special Equity Fund – Institutional Class	–	24,166	13,828	9,401	(4,426)	42,969	–
	220,284	714,898	67,276	63,272	(23,296)		44,359
Royce Small-Cap Total Return Fund – Investment Class	–	624,434	24,866	62,653	(18,447)	693,506	–
Royce Small-Cap Total Return Fund – Service Class	141,370	89,796	13,142	7,988	(1,071)	251,225	18,527
Royce Small-Cap Total Return Fund – Consultant Class	827,261	91,311	14,194	13,200	(3,894)	942,072	–
Royce Small-Cap Total Return Fund – Institutional Class	–	12,681	14,112	29,630	(759)	55,664	29,797
Royce Small-Cap Total Return Fund – R Class	110,726	53,095	7,552	3,948	(774)	174,547	–
	1,079,357	871,317	73,866	117,419	(24,945)		48,324
Royce Small-Cap Value Fund – Investment Class	–	50,384	14,820	5,882	(2,481)	68,605	36,720
Royce Small-Cap Value Fund – Service Class	209,585	126,366	31,617	12,347	(1,497)	378,418	94,085
	209,585	176,750	46,437	18,229	(3,978)		130,805
Royce Smaller-Companies Growth Fund – Investment Class	–	68,248	15,293	10,261	(5,466)	88,336	10,239
Royce Smaller-Companies Growth Fund – Service Class	284,010	171,539	17,255	11,430	(1,456)	482,778	63,970
Royce Smaller-Companies Growth Fund – Institutional Class	–	7,778	11,724	1,817	(155)	21,164	15,089
	284,010	247,565	44,272	23,508	(7,077)		89,298

Notes to Financial Statements (continued)

Tax Information:

As of December 31, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$ 56,227,343	$ 14,123,827	$ 15,500,504	$ 1,376,677
Royce International Premier Fund	178,008,719	1,124,386	25,491,788	24,367,402
Royce Micro-Cap Fund	222,699,349	87,125,417	115,201,657	28,076,240
Royce Premier Fund	758,247,282	509,033,698	549,403,039	40,369,341
Royce Small-Cap Fund	1,271,571,774	598,688,298	663,050,088	64,361,790
Royce Small-Cap Opportunity Fund	913,616,183	265,426,650	358,649,154	93,222,504
Royce Small-Cap Special Equity Fund	507,284,476	110,258,102	131,582,344	21,324,242
Royce Small-Cap Total Return Fund	806,208,951	193,007,769	231,761,677	38,753,908
Royce Small-Cap Value Fund	79,332,437	29,793,952	33,052,493	3,258,541
Royce Smaller-Companies Growth Fund	142,857,363	46,604,893	53,466,898	6,862,005

The primary causes of the difference between book and tax basis cost are the timing of the recognition of losses on securities sold, investments in Real Estate Investment Trusts, investments in publicly traded partnerships, underlying investments and mark-to-market of Passive Foreign Investment Companies.

Distributions during the years ended December 31, 2024 and 2023, were characterized as follows for tax purposes:

	ORDINARY INCOME		LONG-TERM CAPITAL GAINS
	2024	2023	2024	2023
Royce Dividend Value Fund	$ 2,170,762	$ 906,319	$ 10,785,989	$ 6,142,790
Royce International Premier Fund	10,543,802	16,197,062	–	–
Royce Micro-Cap Fund	–	–	33,972,247	20,633,140
Royce Premier Fund	269,057	843,270	117,862,992	93,232,980
Royce Small-Cap Fund	17,482,277	8,158,858	144,450,383	78,910,645
Royce Small-Cap Opportunity Fund	51,547	4,987,940	88,557,223	51,901,252
Royce Small-Cap Special Equity Fund	15,118,521	11,151,118	77,749,398	29,148,706
Royce Small-Cap Total Return Fund	35,033,381	43,148,082	37,401,298	48,406,130
Royce Small-Cap Value Fund	1,192,387	2,301,024	5,211,482	6,897,573
Royce Smaller-Companies Growth Fund	1,674,406	–	3,890,608	–

The tax basis components of distributable earnings as of December 31, 2024, were as follows:

	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS OR (CAPITAL LOSS CARRYFORWARD)	NET UNREALIZED APPRECIATION (DEPRECIATION)[1]	QUALIFIED LATE YEAR ORDINARY AND POST-OCTOBER LOSS DEFERRALS[2]	TOTAL DISTRIBUTABLE EARNINGS	CAPITAL LOSS CARRYFORWARD UTILIZED
Royce Dividend Value Fund	$ 228,379	$ 24,944,530	$ 14,121,302	$ (20,110)	$ 39,274,101	$–
Royce International Premier Fund	21,488	(124,899,528)	1,078,908	(1,578,437)	(125,377,569)	–
Royce Micro-Cap Fund	–	6,680,512	87,125,415	(718)	93,805,209	–
Royce Premier Fund	–	54,905,905	509,033,695	(2,239)	563,937,361	–
Royce Small-Cap Fund	1,111,240	26,870,546	598,688,020	(3,896,751)	622,773,055	–
Royce Small-Cap Opportunity Fund	–	34,701,470	265,426,483	(85,920)	300,042,033	–
Royce Small-Cap Special Equity Fund	–	12,592,537	110,258,099	(2,503)	122,848,133	–
Royce Small-Cap Total Return Fund	6,064,727	24,521,145	193,005,542	–	223,591,414	–
Royce Small-Cap Value Fund	24,048	2,665,969	29,793,951	(22,773)	32,461,195	–
Royce Smaller-Companies Growth Fund	3,183,143	7,014,855	46,590,809	–	56,788,807	14,348,935

[1]	Includes timing differences on foreign currency, recognition of losses on securities sold, investments in Real Estate Investment Trusts, investments in publicly traded partnerships, underlying investments and mark-to-market of Passive Foreign Investment Companies.
[2]	Under the current tax law, capital losses and qualified late year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. This column also includes passive activity losses and 857 (b)(9) adjustments.

Notes to Financial Statements (continued)

Tax Information (continued):

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2024, the Funds recorded the following permanent reclassifications, which relate to current net operating losses. Results of operations and net assets were not affected by these reclassifications.

	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
Royce Dividend Value Fund	$–	$–
Royce International Premier Fund	–	–
Royce Micro-Cap Fund	1,887,419	(1,887,419)
Royce Premier Fund	565,035	(565,035)
Royce Small-Cap Fund	–	–
Royce Small-Cap Opportunity Fund	3,286,563	(3,286,563)
Royce Small-Cap Special Equity Fund	–	–
Royce Small-Cap Total Return Fund	–	–
Royce Small-Cap Value Fund	–	–
Royce Smaller-Companies Growth Fund	–	–

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (2021 – 2024) and has concluded that as of December 31, 2024, no provision for income tax is required in the Funds’ financial statements.

Transactions in Affiliated Companies:

An “Affiliated Company,” as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the year ended December 31, 2024:

AFFILIATED COMPANY [1]	SHARES 12/31/23	MARKET VALUE 12/31/23	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)	CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)	DIVIDEND INCOME	SHARES 12/31/24	MARKET VALUE 12/31/24
Royce Small-Cap Opportunity Fund
CONSUMER DISCRETIONARY – 0.9%
TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Lakeland Industries [2]	437,480	$8,110,879	$725,668	$1,094,406	$312,542	$2,895,153	$52,321	428,565	$10,949,836
		8,110,879			312,542	2,895,153	52,321		10,949,836
INDUSTRIALS – 0.0%
MACHINERY – 0.0%
Manitex International [3,4]	862,450	7,537,813	1,383,602	6,196,082	(688,705)	(2,036,628)	–	n/a	n/a
		7,537,813			(688,705)	(2,036,628)	–
INFORMATION TECHNOLOGY – 0.6%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Amtech Systems [3,4]	692,350	2,907,870	421,117	1,342,994	(1,284,108)	2,220,988	–	n/a	n/a
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS– 0.4%
Intevac [3,4]	1,344,751	5,809,325	72,257	333,493	(514,408)	(828,000)	–	n/a	n/a
		8,717,195			(1,798,516)	1,392,988	–
		24,365,887			(2,174,679)	2,251,513	52,321		10,949,836
Royce Small-Cap Special Equity Fund
FINANCIALS – 3.5%
CAPITAL MARKETS – 3.5%
Diamond Hill Investment Group [2]	138,800	22,983,892	105,109	–	–	(1,452,551)	835,950	139,500	21,636,450
		22,983,892			–	(1,452,551)	835,950		21,636,450
INDUSTRIALS – 2.6%
MACHINERY – 2.6%
Gencor Industries [2,3]	910,000	14,687,400	52,214	–	–	1,374,836	–	913,000	16,114,450
		14,687,400			–	1,374,836	–		16,114,450
INFORMATION TECHNOLOGY – 4.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.3%
NVE Corporation [2]	326,500	25,607,395	–	–	–	979,500	1,306,000	326,500	26,586,895
		25,607,395			–	979,500	1,306,000		26,586,895
		63,278,687			—	901,785	2,141,950		64,337,795

Notes to Financial Statements (continued)

Transactions in Affiliated Companies (continued):

AFFILIATED COMPANY [1]	SHARES 12/31/23	MARKET VALUE 12/31/23	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)	CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)	DIVIDEND INCOME	SHARES 12/31/24	MARKET VALUE 12/31/24
Royce Small-Cap Total Return Fund
FINANCIALS – 2.8%
INSURANCE – 2.8%
International General Insurance Holdings [4]	2,674,312	$34,445,139	$398,038	$29,039,014	$15,798,817	$6,465,730	$1,524,157	n/a	n/a
		34,445,139			15,798,817	6,465,730	1,524,157

[1]	Percentages represent the percentages of the investments in the Affiliated Companies of the Fund’s net assets.
[2]	As of December 31, 2024, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.
[3]	Non-income producing.
[4]	Not an Affiliated Company as of December 31, 2024.

Segment Reporting:

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Segment Reporting Disclosures (the “Update”). The Update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce, in its capacity as investment manager, functions as the Chief Operating Decision Maker (CODM) for each Fund for purposes of the Update, evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Effective January 1, 2025, Royce Smaller-Companies Growth Fund’s committed net annual operating expense ratio cap was reduced from 1.24% to 1.02%, for the Investment and Institutional Classes.

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no other events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Royce Fund and Shareholders of Royce Dividend Value Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Royce Dividend Value Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Premier Fund, Royce Small-Cap Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (constituting The Royce Fund, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 19, 2025

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Federal Tax Information (unaudited)

In January 2025, taxable shareholders that opted out of e-delivery were mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2024. Shareholders who elected e-delivery have received electronic notification of the form being available for download via their Online Account Access.

2024 Supplemental Tax Information:

	% QDI	% U.S. GOVT INCOME	%INCOME QUALIFYING FOR DRD	LONG-TERM CAPITAL GAIN DISTRIBUTION OR MAXIMUM ALLOWABLE (OOO’S)
Royce Dividend Value Fund	57.40%	N/A	34.40%	$ 10,786
Royce International Premier Fund	89.57%	N/A	0.00%	–
Royce Micro-Cap Fund	0.00%	N/A	0.00%	33,972
Royce Premier Fund	100.00%	N/A	100.00%	117,863
Royce Small-Cap Fund	100.00%	N/A	85.49%	144,450
Royce Small-Cap Opportunity Fund	100.00%	N/A	100.00%	88,557
Royce Small-Cap Special Equity Fund	100.00%	N/A	100.00%	77,749
Royce Small-Cap Total Return Fund	37.89%	N/A	33.89%	37,401
Royce Small-Cap Value Fund	91.62%	N/A	100.00%	5,211
Royce Smaller-Companies Growth Fund	58.84%	N/A	27.38%	3,891

Definitions:

% QDI: Qualified Dividend Income; % of net investment income and/or short-term capital gains distributions that qualify for treatment at long-term capital gain rates.

% U.S. Govt Income: % of investment income paid from U.S. Government obligations.

% Income Qualifying for DRD: % of investment income eligible for the corporate dividend received deduction.

Foreign Tax Credit:

For the year ended December 31, 2024, Royce International Premier Fund had elected to pass through the credit for tax paid in foreign countries. The net foreign source income and foreign tax per share outstanding on the dividend distribution date are as follows:

NET FOREIGN SOURCE INCOME	NET FOREIGN SOURCE INCOME PER SHARE	FOREIGN TAX	FOREIGN TAX PER SHARE
$8,789,268	$0.5288	$696,240	$0.0419

Trustees and Officers

All Trustees and Officers may be reached c/o The Royce Funds, One Madison Avenue, New York, NY 10010

Christopher D. Clark, Trustee1, President

Age: 59  | Number of Funds Overseen: 15  | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Chief Executive Officer (since July 2016), President (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director of Royce, a Member of the Board of Managers of Royce, having been employed by Royce since May 2007.

Patricia W. Chadwick, Trustee

Age: 76  | Number of Funds Overseen: 15  | Tenure: Since 2009

Non-Royce Directorships: Trustee of Voya Mutual Funds

Principal Occupation(s) During Past 5 Years: Consultant and President, Ravengate Partners LLC (since 2000). Formerly Director, Wisconsin Energy Corp. (until 2022).

Christopher C. Grisanti, Trustee

Age: 63  | Number of Funds Overseen: 15  | Tenure: Since 2017

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Equity Strategist and Senior Portfolio Manager, MAI Capital Management LLC (investment advisory firm) (since May 2020). Formerly Co-Founder and Chief Executive Officer, Grisanti Capital Management LLC (investment advisory firm) (from 1999 to 2020); Director of Research and Portfolio Manager, Spears Benzak, Salomon & Farrell (from 1994 to 1999); and Senior Associate, Simpson, Thacher & Bartlett (law firm) (from 1988 to 1994).

Cecile B. Harper, Trustee

Age: 61  | Number of Funds Overseen: 15  | Tenure: Since 2020

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Financial Officer and Chief Operating Officer, College Foundation at the University of Virginia (since October 2019). Formerly Board Member, Pyramid Peak Foundation (January 2012 to 2022); Board Member, Regional One Health Foundation (from June 2013 to September 2019); and Principal, Southeastern Asset Management (from December 1993 to September 2019).

G. Peter O’Brien, Trustee

Age: 79  | Number of Funds Overseen: 64  | Tenure: Since 2001

Non-Royce Directorships: Director/Trustee of registered investment companies constituting the 49 Legg Mason Funds.

Principal Occupation(s) During Past Five Years: Trustee Emeritus, Colgate University (since 2005); and Emeritus Board Member, Hill House, Inc. (since 2019). Formerly Director, TICC Capital Corp. (from 2003-2017); Trustee, Colgate University (from 1996 to 2005); President, Hill House, Inc. (from 2001 to 2005); Board Member, Hill House, Inc. (from 1999 to 2019); Director, Bridges School (from 2006 to 2018); and Managing Director/ Equity Capital Markets Group, Merrill Lynch & Co. (from 1971 to 1999).

Julia W. Poston, Trustee

Age: 64  | Number of Funds Overseen: 15  | Tenure: Since 2023

Non-Royce Directorships: Ohio National Fund, Inc. and The James Advantage Funds

Principal Occupation(s) During Past Five Years: Director, Member of Nominating/Governance Committee, and Chair of Audit Committee, Al. Neyer Corporation (since 2020); Director, Member of Governance Committee, and Chair of Audit Committee, Master Fluid Solutions (since 2021); Trustee and Chair of Finance/Audit Committee, Cincinnati Museum Center (non-profit) (since 2015); and Director and Founder, Cincinnati Women’s Executive Forum (non-profit) (since 2010). Formerly Senior Client Partner (2002-2020) and Assurance Practice Group Leader for Ohio Valley Region (2014-2019), Ernst & Young, LLP (international accounting and services firm); and Audit Partner, Arthur Andersen LLP (international accounting and services firm) (1982-2002).

Michael K. Shields, Trustee

Age: 66  | Number of Funds Overseen: 15  | Tenure: Since 2015

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: President and Chief Executive Officer, Piedmont Trust Company (privately-owned North Carolina trust company) (since February 2012); Chairman, UNC Charlotte Investment Fund Board (since February 2016); and Chairman, Halftime Carolinas Board (since February 2011). Formerly Owner, Shields Advisors (investment consulting firm) (from April 2010 to June 2012); President and Chief Executive Officer, Eastover Capital Management (2005-2007); President and Chief Executive Officer, Campbell, Cowperthwait (investment subsidiary of U.S. Trust Corporation) (1997-2002); and equity portfolio manager and co-manager of Quality Growth Team, Scudder, Stevens and Clark (1992-1997).

Francis D. Gannon, Vice President

Age: 57  | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.

Daniel A. O’Byrne, Vice President

Age: 62  | Tenure: Since 1994

Principal Occupation(s) During Past Five Years: Principal and Vice President of Royce, having been employed by Royce since October 1986.

Peter K. Hoglund, Treasurer

Age: 58  | Tenure: Since 2015

Principal Occupation(s) During Past Five Years: Chief Financial Officer, Chief Administrative Officer, and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.

John E. Denneen, Secretary and Chief Legal Officer

Age: 57  | Tenure: 1996-2001 and Since 2002

Principal Occupation(s) During Past Five Years: General Counsel, Managing Director, and, since June 2015, a Member of the Board of Managers of Royce. Chief Legal and Compliance Officer and Secretary of Royce.

John P. Schwartz, Chief Compliance Officer

Age: 53  | Tenure: Since 2022

Principal Occupation(s) During Past Five Years: Chief Compliance Officer of The Royce Funds (since May 2022) and Associate General Counsel and Compliance Officer of Royce (since March 2013).

1 Interested Trustee.

Trustees will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. The Statement of Additional Information, which contains additional information about the Trust’s trustees and officers, is available and can be obtained without charge at www.royceinvest. com or by calling (800) 221-4268.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. The information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control over Financial Reporting. There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1)	The Royce Funds Code of Ethics.

(a)(2)	Not Applicable.

(a)(3)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ROYCE FUND

BY:	/s/Christopher D. Clark

Christopher D. Clark

President

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

THE ROYCE FUND		THE ROYCE FUND

BY:	/s/Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: February 28, 2025		Date: February 28, 2025